OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2017
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas	77046
(Address of principal executive offices)	(Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2016

Invesco High Yield Municipal Fund Nasdaq: A: ACTHX ■ B: ACTGX ■ C: ACTFX ■ Y: ACTDX ■ R5: ACTNX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
43	Financial Statements
45	Notes to Financial Statements
52	Financial Highlights
53	Fund Expenses
54	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.27%
Class B Shares	6.36
Class C Shares	6.00
Class Y Shares	6.50
Class R5 Shares	6.29
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	7.38
Custom Invesco High Yield Municipal Index■ (Style-Specific Index)	6.50
Lipper High Yield Municipal Debt Funds Index¿ (Peer Group Index)	5.67

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P Municipal Bond High Yield Index consists of bonds in the S&P Municipal Bond Index that are not rated or are below investment grade.

The Custom Invesco High Yield Municipal Index is designed to measure the performance of a hypothetical allocation that consists of an 80% weight in bonds in the S&P Municipal Bond Index that are not rated or are rated below investment grade and a 20% weight in bonds rated investment grade by Standard & Poor’s, Moody’s and/or Fitch.

The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                Invesco High Yield Municipal Fund

Average Annual Total Returns

As of 8/31/16, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	6.13%
10 Years	4.78
5 Years	7.33
1 Year	6.51

Class B Shares
Inception (7/20/92)	5.71%
10 Years	4.92
5 Years	8.06
1 Year	6.21

Class C Shares
Inception (12/10/93)	5.01%
10 Years	4.45
5 Years	7.49
1 Year	9.48

Class Y Shares
Inception (3/1/06)	5.63%
10 Years	5.50
5 Years	8.56
1 Year	11.51

Class R5 Shares
10 Years	5.85%
5 Years	8.57
1 Year	11.28

Average Annual Total Returns

As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	6.14%
10 Years	4.98
5 Years	7.78
1 Year	7.39

Class B Shares
Inception (7/20/92)	5.73%
10 Years	5.09
5 Years	8.49
1 Year	7.05

Class C Shares
Inception (12/10/93)	5.02%
10 Years	4.63
5 Years	7.91
1 Year	10.33

Class Y Shares
Inception (3/1/06)	5.66%
10 Years	5.70
5 Years	8.98
1 Year	12.45

Class R5 Shares
10 Years	6.06%
5 Years	9.06
1 Year	12.34

from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had fees not been waived and/or expenses reimbursed currently or in the past, returns would have been lower. See current prospectus for more information.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund (renamed Invesco High Yield Municipal Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco High Yield Municipal Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 Shares shares incepted on April 30, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 0.93%, 0.93%, 1.66%, 0.68% and 0.72%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines

3                         Invesco High Yield Municipal Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco High Yield Municipal Fund

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.02%
Alabama–3.00%
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.75%	06/01/2045	$3,250	$3,688,393
Series 2016, RB	6.00%	06/01/2050	2,250	2,588,625
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(a)	5.00%	01/01/2042	12,750	15,229,237
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/2036	4,400	4,777,256
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2007, Retirement Facility RB	5.50%	01/01/2043	13,170	13,213,593
Series 2008 A, Retirement Facility RB	6.88%	01/01/2043	4,470	4,717,280
Series 2011 A, Retirement Facility RB	7.50%	01/01/2047	2,600	2,952,794
Series 2012 A, Retirement Facility RB	5.63%	01/01/2042	6,825	7,249,379
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS–AGM)(b)(c)	6.50%	10/01/2038	7,000	5,819,310
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS–AGM)(b)(c)	6.60%	10/01/2042	11,700	9,692,748
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(c)	7.50%	10/01/2039	27,640	21,767,053
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(c)	7.75%	10/01/2046	96,055	75,488,664
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts.(c)	7.90%	10/01/2050	64,400	50,018,836
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(a)	5.00%	09/01/2046	24,000	32,633,520
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB(d)	6.95%	01/01/2020	3	0
				249,836,688

Alaska–0.02%
Northern Tobacco Securitization Corp.;
Series 2006 B, First Sub. Asset-Backed CAB RB(e)	0.00%	06/01/2046	27,225	1,133,649
Series 2006 C, Second Sub. Asset-Backed CAB RB(e)	0.00%	06/01/2046	20,860	691,092
				1,824,741

American Samoa–0.12%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	9,845	10,271,584

Arizona–2.03%
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,945,927
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	6,478,636
Phoenix (City of) Industrial Development Authority (Basis Schools);
Series 2016 A, Ref. Education RB(f)	5.00%	07/01/2035	1,400	1,544,158
Series 2016 A, Ref. Education RB(f)	5.00%	07/01/2046	4,125	4,500,870
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/2042	2,850	3,085,410
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.75%	07/01/2044	5,250	6,356,385
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	2,770	2,985,534
Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB(a)	5.00%	07/01/2022	3,500	3,769,290
Series 2008 A, Sr. Lien Airport RB(a)	5.00%	07/01/2024	5,000	5,382,800
Series 2008 A, Sr. Lien Airport RB(a)	5.00%	07/01/2026	5,000	5,380,900
Series 2009 A, Jr. Lien Water System RB(a)	5.00%	07/01/2027	8,935	9,980,127
Series 2009 A, Jr. Lien Water System RB(a)	5.00%	07/01/2028	6,785	7,574,638
Series 2009 A, Jr. Lien Water System RB(a)	5.00%	07/01/2029	5,500	6,136,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/2026	$2,200	$2,209,900
Series 2006, Education Facility RB	5.80%	12/01/2036	4,385	4,400,391
Pima (County of) Industrial Development Authority (Americal Leadership);
Series 2015, Ref. Education Facility RB(f)	5.38%	06/15/2035	2,370	2,521,656
Series 2015, Ref. Education Facility RB(f)	5.63%	06/15/2045	3,500	3,730,615
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/2028	2,120	2,270,223
Series 2008 A, Education Facilities RB	7.25%	12/01/2038	3,285	3,510,811
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/2044	3,000	3,335,790
Pima (County of) Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. Education Facility RB	6.00%	07/01/2043	250	260,335
Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	2,975	3,090,341
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/2033	2,905	2,907,034
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB(g)(h)	8.50%	07/01/2019	1,665	1,983,315
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/2033	3,030	3,030,273
Series 2005, Education Facility RB	6.75%	11/01/2033	2,865	2,744,154
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/2026	2,690	2,694,600
Series 2006, Education Facility RB	6.75%	04/01/2036	3,805	3,810,936
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/2022	530	531,007
Series 2006, Ref. Education RB	6.00%	06/01/2036	830	831,179
Series 2010, Education RB	6.10%	06/01/2045	1,400	1,469,034
Pima (County of) Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. Education Facility RB(f)	7.00%	07/01/2045	3,315	3,321,663
Series 2016 B, Ref. Sub. Education Facility RB	2.07%	07/01/2045	1,735	433,787
Series 2016 C, Ref. Jr. Sub. Education Facility RB	2.07%	07/01/2045	1,036	51,744
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/2037	3,358	3,300,074
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/2027	5,310	5,254,351
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	8,000	10,308,800
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB(f)	7.13%	07/01/2027	1,600	1,603,968
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/2029	272	272,498
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	2,700	3,003,831
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,555,182
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School — Queen Creek and Casa Grande Campuses);
Series 2013, Education RB	5.75%	07/01/2033	3,000	3,377,730
Series 2013, Education RB	6.00%	07/01/2043	3,625	4,104,624
Tucson (City of) (Catalina Village Assisted Living Apartments); Series 2013 A, MFH RB	2.00%	11/01/2045	1,700	1,058,347
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2013 B, Ref. MFH RB	6.00%	10/01/2045	4,435	3,067,823
University Medical Center Corp.;
Series 2009, Hospital RB(g)(h)	6.25%	07/01/2019	1,650	1,901,658
Series 2009, Hospital RB(g)(h)	6.50%	07/01/2019	2,100	2,434,971
Series 2011, Hospital RB(g)(h)	6.00%	07/01/2021	2,600	3,220,880
Verrado Community Facilities District No. 1; Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/2031	5,915	5,923,577
				169,648,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–14.88%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	$6,000	$6,753,240
Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Tax-Exempt Second Sub. Lien RB	5.00%	10/01/2035	6,000	7,347,480
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/2040	4,340	4,916,916
Bakersfield (City of); Series 2007 A, Wastewater RB(a)(g)(h)	5.00%	09/15/2017	14,990	15,688,234
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB(a)(g)(h)	5.13%	04/01/2019	22,295	24,886,348
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB(e)	0.00%	06/01/2046	25,000	3,580,750
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(a)	5.25%	04/01/2040	6,255	9,392,571
Series 2012 U-2, Ref. RB(a)	5.00%	10/01/2032	8,745	12,191,055
Series 2014 U-6, RB(a)	5.00%	05/01/2045	15,000	22,641,150
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/2038	3,000	3,533,100
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(f)	6.63%	01/01/2032	1,000	1,115,230
Series 2012, RB(f)	6.88%	01/01/2042	1,500	1,692,885
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB(f)	6.13%	07/01/2038	2,860	3,000,884
Series 2008 B, Educational Facility RB(f)	6.13%	07/01/2043	2,000	2,096,700
Series 2008 B, Educational Facility RB(f)	6.13%	07/01/2048	3,840	4,022,554
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB(f)	6.00%	07/01/2038	1,170	1,227,178
Series 2008 A, Educational Facility RB(f)	6.13%	07/01/2048	2,415	2,534,228
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB(g)(h)	8.50%	10/01/2019	1,000	1,231,440
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/2030	7,000	7,824,180
Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	5,355	5,995,619
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(f)(i)	5.00%	07/01/2037	13,500	15,242,715
Series 2012, Water Furnishing RB(f)(i)	5.00%	11/21/2045	32,210	36,275,224
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB(f)(i)	7.00%	12/01/2027	2,750	2,820,290
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/2048	3,000	3,648,480
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	5,000	5,418,900
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,293,320
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/2038	8,000	8,290,560
Series 2011, RB	7.25%	11/01/2031	1,500	1,791,390
Series 2011, RB	7.50%	11/01/2041	5,500	6,639,380
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,804,655
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation — Irvine, L.L.C. — University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB(g)(h)	6.00%	05/15/2018	5,000	5,460,800
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $6,700,000)(f)	6.75%	06/01/2045	6,700	7,071,314
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,959,696
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB(g)(h)	5.25%	07/01/2017	3,500	3,635,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/2017	$700	$708,869
Series 2007, RB	5.63%	06/01/2033	4,940	5,083,853
Series 2010, RB	7.50%	06/01/2042	1,660	1,841,272
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(f)	5.00%	12/01/2046	3,000	3,438,240
Series 2016 A, RB(f)	5.25%	12/01/2056	50,500	58,696,150
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB(f)	7.00%	11/15/2029	1,745	2,029,383
Series 2009, Senior Living RB(f)	7.25%	11/15/2041	3,500	4,076,555
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	6.00%	10/01/2042	2,895	3,217,995
Series 2012, RB	6.00%	10/01/2047	1,785	1,980,850
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	15,000	15,247,350
Series 2006 A, Tobacco Settlement CAB Turbo RB(e)	0.00%	06/01/2046	181,950	28,200,430
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB(e)	0.00%	06/01/2033	16,825	6,437,750
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	9,380	9,380,938
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2045	3,730	3,730,261
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB(g)(h)	6.10%	09/01/2018	2,615	2,758,197
Series 2008, Special Tax RB(g)(h)	6.20%	09/01/2018	5,960	6,235,352
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/2046	227,175	46,568,603
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/2034	2,510	2,876,786
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/2023	1,235	1,328,774
Series 2008, Special Tax RB	6.75%	09/01/2028	2,550	2,729,137
Series 2008, Special Tax RB	6.88%	09/01/2038	4,440	4,757,238
Foothill-Eastern Transportation Corridor Agency;
Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	10,750	13,149,830
Series 2014 A, Ref. Conv. Toll Road CAB RB(c)	6.85%	01/15/2042	5,000	4,477,000
Series 2014 A, Ref. Toll Road CAB RB (INS–AGM)(b)(e)	0.00%	01/15/2036	65,000	34,841,300
Series 2014 A, Ref. Toll Road CAB RB (INS–AGM)(b)(e)	0.00%	01/15/2037	20,000	10,360,000
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/2049	20,000	24,250,600
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	28,110	28,559,479
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	28,870	29,154,369
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	44,490	44,669,740
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/2047	22,400	22,899,968
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/2037	47,000	48,276,520
Series 2007 B, First Sub. Tobacco Settlement Asset-Backed CAB RB(e)	0.00%	06/01/2047	200,000	21,284,000
Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, Special Tax RB	5.00%	09/01/2030	3,000	3,095,370
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS–SGI)(b)	5.00%	09/01/2037	3,395	3,451,662
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	5.00%	06/01/2021	3,855	3,882,756
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB(e)	0.00%	06/01/2036	158,815	41,970,040
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB(e)	0.00%	06/01/2057	32,090	434,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP(c)	6.05%	08/01/2042	$9,000	$8,202,690
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/2022	435	444,996
Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB(a)	5.00%	07/01/2043	66,530	79,100,179
M-S-R Energy Authority; Series 2009 C, Gas RB	6.50%	11/01/2039	5,000	7,460,450
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	6.50%	03/01/2028	5,515	5,924,544
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds(c)	6.25%	08/01/2043	10,280	9,147,761
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	4,750	5,980,297
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/2019	3,090	3,075,477
Regents of the University of California; Series 2014 AM, RB(a)	5.00%	05/15/2044	34,545	41,582,507
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/2040	1,780	1,957,110
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	7,000	8,347,150
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB(g)(h)	6.13%	09/01/2018	1,000	1,109,640
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB(g)(h)	6.00%	09/01/2017	11,110	11,708,607
San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/2036	7,650	4,056,642
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/2037	13,130	6,751,183
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/2038	13,515	6,738,849
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/2039	13,895	6,697,112
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/2040	14,280	6,667,475
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/2041	14,080	6,352,333
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/2041	20,980	26,115,904
Series 2011, RB	8.00%	12/01/2031	9,875	12,640,296
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds(c)	5.25%	07/01/2042	10,000	6,843,700
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB(g)(h)	6.25%	08/01/2019	1,000	1,161,890
Series 2009 D, Tax Allocation RB(g)(h)	6.50%	08/01/2019	1,000	1,169,100
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, Special Tax CAB RB(e)	0.00%	08/01/2036	5,710	2,096,084
Series 2013 C, Special Tax CAB RB(e)	0.00%	08/01/2038	2,000	640,420
Series 2013 C, Special Tax CAB RB(e)	0.00%	08/01/2043	17,000	4,021,520
San Gorgonio Memorial Health Care District (Election 2006); Series 2009 C, Unlimited Tax GO Bonds(g)(h)	7.20%	08/01/2017	13,000	13,803,400
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. Sr. Toll Road RB	5.00%	01/15/2050	18,500	21,473,320
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2044	7,000	7,903,770
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2049	13,000	14,678,430
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB(i)	6.40%	12/01/2041	14,123	14,136,558
San Jose (City of) (Sunset Square Apartments); Series 2002 E, VRD MFH RB (LOC–Citibank, N.A.)(i)(j)(k)	0.64%	06/01/2034	3,769	3,769,000
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/2027	2,000	2,005,600
Series 2003, Special Tax RB	6.65%	09/01/2032	2,630	2,636,312
San Mateo (City of) Union High School District (Election 2010); Series 2011 A, Unlimited Tax Conv. CAB GO Bonds(c)	6.70%	09/01/2041	17,605	16,407,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB(g)(h)	7.00%	09/01/2019	$3,500	$4,158,980
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS–AGM)(b)(c)	6.75%	02/01/2052	7,500	6,055,725
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, Tobacco Settlement Asset-Backed CAB Turbo RB(e)	0.00%	06/01/2047	20,000	2,861,600
Series 2007 A, Tobacco Settlement CAB Turbo RB(e)	0.00%	06/01/2036	10,000	3,344,200
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB(l)	6.15%	12/01/2043	4,400	3,739,868
Series 2008 A, Tax Allocation CAB RB(e)	0.00%	12/01/2045	18,085	540,018
Series 2008 A, Tax Allocation CAB RB(e)	0.00%	12/01/2046	18,085	512,891
Series 2008 A, Tax Allocation CAB RB(e)	0.00%	12/01/2047	18,085	444,168
Series 2008 A, Tax Allocation CAB RB(e)	0.00%	12/01/2048	18,085	413,423
Series 2008 A, Tax Allocation CAB RB(e)	0.00%	12/01/2049	18,085	377,253
Series 2008 A, Tax Allocation CAB RB(e)	0.00%	12/01/2050	18,085	350,126
Series 2008 A, Tax Allocation RB(d)	6.00%	12/01/2033	1,475	1,253,706
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB(e)	0.00%	06/01/2046	35,000	3,649,800
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB(e)	0.00%	06/01/2046	27,200	632,672
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB(e)	0.00%	06/01/2046	47,000	1,019,430
Series 2006 A-1, Sr. RB	4.75%	06/01/2025	5	5,080
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	11,850	11,850,948
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,205	8,205,492
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/2031	3,875	3,928,824
Victor Valley Union High School District (Election of 2008);
Series 2013 B, Unlimited Tax CAB GO Bonds(e)(g)(h)	0.00%	08/01/2023	11,855	3,465,928
Series 2013 B, Unlimited Tax CAB GO Bonds(e)(g)(h)	0.00%	08/01/2023	12,475	3,433,120
Series 2013 B, Unlimited Tax CAB GO Bonds(e)(g)(h)	0.00%	08/01/2023	14,550	3,331,950
Series 2013 B, Unlimited Tax CAB GO Bonds(e)(g)(h)	0.00%	08/01/2023	7,000	1,506,540
Series 2013 B, Unlimited Tax CAB GO Bonds(e)(g)(h)	0.00%	08/01/2023	15,715	3,177,573
Series 2013 B, Unlimited Tax CAB GO Bonds(e)(g)(h)	0.00%	08/01/2023	37,560	6,283,037
				1,240,454,771

Colorado–4.20%
Banning Lewis Ranch Metropolitan District; Series 2015 A, Limited Tax GO Bonds	6.13%	12/01/2045	1,025	1,060,814
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/2032	3,770	3,770,980
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds(d)	7.00%	12/01/2023	60	49,052
Central Platte Valley Metropolitan District; Series 2014, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2043	1,250	1,350,638
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB(f)	6.13%	12/15/2035	2,590	2,597,174
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/2036	3,130	3,139,734
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/2028	1,650	1,720,538
Series 2008, Charter School RB	6.50%	07/01/2038	1,000	1,044,600
Series 2013, Charter School RB	7.45%	08/01/2048	2,245	2,725,677
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB(g)(h)	7.00%	08/01/2018	1,500	1,676,325
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB(g)(h)	5.88%	10/01/2017	2,500	2,642,725
Series 2007, Charter School RB(g)(h)	6.00%	10/01/2017	1,635	1,730,549
Series 2008 A, Charter School RB(g)(h)	7.25%	10/01/2018	500	567,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB(f)	6.75%	04/01/2040	$1,760	$1,815,018
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB(f)	8.25%	11/01/2039	2,820	3,118,751
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (Acquired 07/27/2007-03/31/2008; Cost $2,257,335)(f)(g)(h)	5.75%	05/15/2017	2,350	2,435,822
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB(g)(h)	7.40%	12/01/2018	2,000	2,299,880
Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy);
Series 2014, Ref. & Improvement Charter School RB(f)	5.38%	07/01/2044	1,350	1,484,663
Series 2014, Ref. & Improvement Charter School RB(f)	5.50%	07/01/2049	1,600	1,762,816
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/2039	4,000	4,379,440
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/2037	9,355	9,416,462
Series 2011, RB	6.38%	01/01/2041	1,615	1,779,391
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(a)	5.00%	01/01/2044	21,000	24,589,110
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(f)	5.75%	12/01/2035	1,150	1,225,429
Series 2015 A, Ref. RB(f)	6.13%	12/01/2045	1,300	1,446,848
Series 2015 A, Ref. RB(f)	6.25%	12/01/2050	2,070	2,246,799
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB(g)(h)	6.00%	11/15/2020	1,600	1,928,640
Series 2010 A, RB(g)(h)	6.25%	11/15/2020	4,750	5,774,433
Series 2011, RB(g)(h)	5.75%	11/15/2021	1,000	1,235,900
Series 2011, RB(g)(h)	6.00%	11/15/2021	1,195	1,491,993
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/2022	800	800,560
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	3,260	3,261,369
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	5,815	5,816,628
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	13,935	16,117,082
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB(d)(g)(h)	7.00%	12/01/2017	17,965	19,144,402
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/2026	1,000	1,013,330
Series 2006, Limited Tax GO Bonds(g)(h)	5.95%	12/01/2016	9,000	9,122,220
Series 2015, Ref. Unlimited Tax GO Bonds	5.75%	12/01/2045	2,000	2,146,920
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds	5.00%	12/01/2037	2,630	2,630,894
Denver (City & County of) (United Airlines);
Series 2007 A, Ref. Special Facilities Airport RB(i)	5.25%	10/01/2032	17,110	17,720,143
Series 2007 A, Ref. Special Facilities Airport RB(i)	5.75%	10/01/2032	16,400	17,085,520
Douglas (County of) Sierra Ridge Metropolitan District No. 2,
Series 2016 A, Sr. Limited Tax GO Bonds	5.50%	12/01/2046	2,000	2,121,600
Series 2016 B, Sub. Limited Tax GO Bonds	7.63%	12/15/2046	1,500	1,527,795
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB(m)	7.50%	12/01/2032	4,500	2,248,785
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/2040	5,107	5,624,543
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	975	1,085,302
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/2036	2,774	2,776,940
High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds(m)	6.13%	12/01/2025	2,220	1,372,848
Series 2005 A, Limited Tax GO Bonds(m)	6.25%	12/01/2035	4,000	2,413,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Johnston (Town of) Plaza Metropolitan District;
Series 2016 A, Special RB	5.25%	12/01/2036	$4,000	$3,997,200
Series 2016 A, Special RB	5.38%	12/01/2046	12,000	11,990,040
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/2036	1,305	1,038,141
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/2036	1,556	1,498,801
Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds(g)(h)	6.13%	12/01/2017	6,250	6,674,937
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds(g)(h)	6.20%	12/01/2017	5,550	5,932,561
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	6,095	6,187,827
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	6.75%	02/01/2022	265	265,625
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2025	800	801,888
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2038	6,200	6,211,780
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	5,500	5,522,660
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds(m)	7.25%	12/01/2034	1,500	398,100
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	43,635	66,121,861
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/2037	1,000	1,002,600
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/2035	1,000	394,430
Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds(g)(h)	5.25%	12/01/2016	4,712	4,768,026
University of Colorado; Series 2014 A, Enterprise RB(a)	5.00%	06/01/2046	16,835	20,149,812
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds(e)	0.00%	12/01/2040	1,000	736,450
				350,231,051

Connecticut–0.27%
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds(d)(f)	5.13%	10/01/2036	4,405	1,740,371
Hamden (Town of) (Whitney Center);
Series 2009 A, Facility RB	7.63%	01/01/2030	3,325	3,542,355
Series 2009 A, Facility RB	7.75%	01/01/2043	10,815	11,437,944
Series 2009 C, RB(g)	5.50%	01/01/2022	2,000	2,001,000
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,539,430
Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/1999; Cost $333,760)(f)	7.20%	12/01/2018	360	362,657
				22,623,757

Delaware–0.11%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,000	1,086,930
Series 2016 A, RB	5.00%	06/01/2051	1,100	1,193,577
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,497,771
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/2030	1,610	1,610,000
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB(i)	6.25%	06/01/2028	3,610	3,613,429
				9,001,707

District of Columbia–1.45%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/2031	2,000	2,263,280
Series 2011, RB	6.63%	03/01/2041	5,150	5,869,919
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	7,000	8,170,330
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/2041	3,000	3,477,600
District of Columbia (Provident Group—Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	12,505	12,755,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(g)(h)	6.38%	10/01/2019	$2,000	$2,337,560
Series 2009, Hospital RB(g)(h)	6.50%	10/01/2019	5,000	5,862,850
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(j)(k)	0.58%	04/01/2038	2,880	2,880,000
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB(e)	0.00%	06/15/2055	60,320	911,435
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB(a)	5.00%	10/01/2044	27,000	32,841,720
District of Columbia;
Series 2009 B, Ref. Sec. Income Tax RB(a)	5.00%	12/01/2025	16,165	18,290,698
Series 2014 C, Unlimited Tax GO Bonds(a)	5.00%	06/01/2038	21,000	25,501,560
				121,162,177

Florida–7.06%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/2036	10,500	10,701,390
Series 2007, IDR	5.88%	11/15/2042	20,365	20,755,601
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.25%	11/15/2044	2,500	2,884,325
Series 2014, RB	6.38%	11/15/2049	5,250	6,037,395
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2032	1,000	1,264,590
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2042	2,500	3,150,425
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2046	2,000	2,516,560
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/2031	3,000	3,586,650
Series 2011 A, RB	8.13%	11/15/2041	11,200	13,441,008
Series 2011 A, RB	8.13%	11/15/2046	6,000	7,188,000
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB	5.80%	05/01/2036	5,521	5,531,149
Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment RB	7.38%	05/01/2034	2,310	2,316,353
Series 2002, Special Assessment RB	7.50%	05/01/2034	3,765	3,775,730
Broward (County of) (Civic Arena);
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(a)(b)	5.00%	09/01/2024	7,555	7,710,029
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(a)(b)	5.00%	09/01/2025	7,910	8,072,313
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB(d)	7.88%	05/01/2038	4,900	1,467,452
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.);
Series 2015, Ref. Senior Housing RB(f)	6.00%	07/01/2045	4,000	4,482,640
Series 2015, Ref. Senior Housing RB(f)	6.00%	07/01/2050	4,840	5,386,436
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/2040	1,500	1,646,865
Capital Trust Agency (Million Air One LLC); Series 2011, RB(i)	7.75%	01/01/2041	17,025	15,940,678
Capital Trust Agency Inc. (Tallahassee Tapestry);
Series 2015, First Mortgage RB(f)	6.75%	12/01/2035	5,405	5,703,464
Series 2015, First Mortgage RB(f)	7.00%	12/01/2045	2,000	2,109,660
Series 2015, First Mortgage RB(f)	7.13%	12/01/2050	2,000	2,112,640
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/2035	640	640,960
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/2020	1,380	1,380,262
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(f)	8.13%	05/15/2044	5,560	6,732,493
Series 2014 A, Continuing Care Community RB(f)	8.25%	05/15/2049	44,570	54,163,692
Series 2014 B-1, TEMPS-85SM Continuing Care Community RB(f)	6.88%	05/15/2021	8,350	8,365,614
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(f)	6.50%	05/15/2020	5,000	5,010,200
Series 2015, Continuing Care Community RB(f)	5.25%	05/15/2022	7,000	7,009,800
Series 2015 A, Continuing Care Community RB(f)	5.50%	05/15/2025	345	363,651
Series 2015 A, Continuing Care Community RB(f)	6.25%	05/15/2035	875	920,815
Series 2015 A, Continuing Care Community RB(f)	6.50%	05/15/2049	3,000	3,155,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/2017	$45	$45,715
Series 2001 B, Special Assessment RB	8.38%	05/01/2017	65	66,032
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/2043	2,000	2,172,580
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB(g)(h)	7.25%	10/01/2021	14,000	18,265,240
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB(l)	6.00%	05/15/2036	2,130	1,448,251
Series 2007 A, RB(l)	6.13%	05/15/2037	1,855	1,261,270
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, Educational Facilities RB	6.00%	06/15/2032	4,250	4,712,867
Series 2012 A, Educational Facilities RB	6.13%	06/15/2043	4,250	4,721,537
Series 2015, Educational Facilities RB(f)	6.13%	06/15/2046	10,000	10,645,600
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,660	2,856,414
Series 2012, RB	7.00%	10/01/2026	120	135,464
Series 2012, RB	7.25%	10/01/2041	595	695,942
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB(d)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, Special Assessment RB(d)	5.25%	05/01/2039	1,700	17
Series 2007 B, Special Assessment RB(d)	5.10%	05/01/2014	4,385	44
Series 2011, Ref. Special Assessment Conv. CAB RB(c)	6.75%	05/01/2039	29,070	6,315,748
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/2023	295	294,965
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR(g)(h)	8.00%	08/15/2019	1,000	1,221,720
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB(f)	6.25%	09/01/2027	10,500	10,882,830
Kendall Breeze West Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/2034	1,210	1,211,198
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/2043	2,250	2,368,080
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,877,955
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	11,120,100
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	11,398,500
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	2,045,590
Series 2012, IDR	5.75%	06/15/2042	3,210	3,495,786
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/2028	7,100	7,108,307
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds(a)(g)(h)	5.00%	07/01/2018	15,210	16,429,690
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS–AGC)(a)(b)(i)	5.25%	10/01/2033	16,500	17,875,110
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2015 A, Ref. RB	5.00%	04/01/2045	30,870	36,771,727
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/2030	500	582,055
Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	250	292,830
Miami-Dade (County of) School Board;
Series 2008 B, COP(a)(g)(h)	5.25%	05/01/2018	5,000	5,385,700
Series 2008 B, COP(a)(g)(h)	5.25%	05/01/2018	10,000	10,771,400
Miami-Dade (County of);
Series 2009, Sub. Special Obligation CAB RB(e)	0.00%	10/01/2035	12,000	6,372,600
Series 2009, Sub. Special Obligation CAB RB(e)	0.00%	10/01/2042	42,215	16,767,798
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2007, First Mortgage RB	5.50%	07/01/2032	6,750	6,863,197
Series 2007, First Mortgage RB	5.50%	07/01/2038	7,450	7,568,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	$1,565	$1,566,612
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,327,470
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,553
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,405
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,553
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,596
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB(a)	5.00%	11/01/2039	20,305	24,184,879
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(o)	6.13%	05/01/2035	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	395	395,423
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	355	354,986
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,417,948
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/2037	4,260	4,114,265
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/2037	1,450	1,285,077
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/2021	400	436,148
Series 2011 A, RB	7.13%	09/15/2041	3,250	3,617,575
Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/2037	1,490	1,507,627
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/2023	2,020	2,023,030
Reunion East Community Development District;
Series 2002 A-2, Special Assessment RB(l)	7.38%	05/01/2033	145	1
Series 2005, Special Assessment RB(d)	5.80%	05/01/2036	1,716	17
Series 2015-1, Special Assessment RB	6.60%	05/01/2033	160	168,096
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	2,200	2,281,796
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(f)	5.50%	10/01/2024	5,350	5,576,091
Seven Oaks Community Development District II;
Series 2003 A, Special Assessment RB	6.40%	05/01/2034	4,125	4,127,393
Series 2004 A, Special Assessment RB	5.88%	05/01/2035	2,170	2,173,928
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB	5.38%	01/01/2049	11,363	7,726,045
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	4,205	42
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/2045	4,000	4,602,240
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB(g)(h)	6.25%	11/15/2019	150	176,225
Series 2009 A, Ref. RB(g)(h)	6.50%	11/15/2019	1,000	1,180,640
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,445	1,011,356
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/2039	4,455	5,085,828
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(a)(b)	6.00%	10/01/2029	13,440	19,185,466
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/2036	10,070	10,070,503
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB(l)	6.80%	05/01/2039	4,895	1,957,413
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/2038	2,695	2,724,726
Waterlefe Community Development District; Series 2001, Golf Course RB(d)	8.13%	10/01/2025	2,645	792,283
West Villages Improvement District; Series 2007, Special Assessment RB(d)	5.50%	05/01/2038	8,600	8,629,412
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/2037	2,320	2,323,689
				588,426,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–1.18%
Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/2033	$3,950	$4,576,075
Series 2013 A, Ref. RB	6.38%	05/15/2043	8,000	9,262,560
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	12,000	13,533,360
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB(a)	5.00%	11/01/2040	37,555	45,710,820
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/2029	4,500	5,526,270
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/2030	2,200	2,551,846
Series 2010, RAC	6.13%	09/01/2040	6,510	7,484,612
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB(i)	6.13%	01/01/2034	9,615	9,717,688
				98,363,231

Hawaii–0.32%
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/2029	820	996,964
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/2044	6,530	7,940,480
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2007 A, Special Purpose RB (INS–FGIC)(b)(i)	4.65%	03/01/2037	4,210	4,265,320
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(a)(g)(h)	5.25%	04/01/2019	12,000	13,408,440
				26,611,204

Idaho–0.40%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/2006; Cost $7,640,000)(d)(f)(i)	7.50%	11/01/2024	7,640	76
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	8.00%	10/01/2044	4,000	4,537,720
Series 2014 A, RB	8.13%	10/01/2049	9,000	10,219,410
Series 2014 B-1, TEMPS-75SM RB	6.50%	10/01/2022	2,140	2,143,809
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2037	8,355	8,534,633
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2010 A, Non-profit Facilities RB	6.25%	07/01/2040	1,000	1,076,220
Series 2010 A, Non-profit Facilities RB	6.25%	07/01/2045	1,000	1,074,380
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/2038	750	782,423
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. Non-profit Facilities RB(f)	6.75%	07/01/2028	69	71,638
Series 2014 A, Ref. Non-profit Facilities RB(f)	6.75%	07/01/2036	526	542,998
Series 2014 A, Ref. Non-profit Facilities RB(f)	6.75%	07/01/2048	1,061	1,091,195
Series 2014 B, Ref. Non-profit Facilities CAB RB(e)(f)	0.00%	07/01/2049	9,112	973,175
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/2039	745	845,731
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB(g)(h)	6.13%	07/02/2018	1,580	1,732,865
				33,626,273

Illinois–9.03%
Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/2018	1,335	1,337,310
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/2027	1,970	2,113,514
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/2023	2,875	3,098,675
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	5,000	5,093,500
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	2,000	2,009,160
Bolingbrook (Village of);
Series 2005, Sales Tax RB	6.00%	01/01/2026	4,500	4,502,700
Series 2005, Sales Tax RB	6.25%	01/01/2024	5,490	5,500,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/2044	$2,575	$2,771,035
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/2027	2,400	2,458,056
Burbank (City of) (Intercultural Montessori Language School); Series 2015, Educational Facilities RB(f)	6.25%	09/01/2045	4,000	4,295,880
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/2018	3,970	4,046,859
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	2,491	1,775,778
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/2022	2,959	2,972,552
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS–AGM)(a)(b)	5.00%	01/01/2033	14,000	14,703,220
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds(a)	5.00%	12/01/2044	21,000	24,994,620
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB(a)	5.25%	12/01/2049	27,000	31,538,430
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2034	2,645	2,800,552
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	11,500	12,103,175
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2032	2,150	2,284,074
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2033	3,000	3,180,690
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2034	2,160	2,287,030
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2037	6,400	6,735,680
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	2,500	2,657,675
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	4,140	4,336,816
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	9,395	9,920,932
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	375	395,993
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	400	418,864
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/2040	10,500	10,614,450
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,000	1,075,910
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,185	9,929,628
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,700	10,486,379
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	3,500	3,588,620
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2028	2,530	2,715,828
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2033	3,250	3,408,892
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,701,116
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,111,960
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2039	2,500	2,624,100
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/2040	7,250	7,289,512
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB(d)(f)	5.50%	03/01/2017	3,439	686,803
Deerfield (Village of); Series 2011, Ref. RB	6.00%	10/01/2042	3,274	3,353,787
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/2031	1,530	1,565,756
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	1,499	1,374,739
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/2020	550	584,150
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	8,000	8,473,680
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007, Ref. RB(g)(h)	5.75%	05/15/2017	1,010	1,046,320
Series 2007, Ref. RB(g)(h)	5.75%	05/15/2017	2,130	2,208,618
Series 2007, Ref. RB(g)(h)	5.75%	05/15/2017	1,080	1,119,863
Series 2007, Ref. RB	5.75%	05/15/2026	2,435	2,473,400
Series 2007, Ref. RB	5.75%	05/15/2031	1,745	1,770,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB	7.00%	11/15/2027	$2,695	$2,666,864
Series 2012 A-2, RB	7.00%	11/15/2027	2,605	2,604,557
Series 2012 B, Ref. Sub. RB	4.00%	11/15/2052	9,584	6,744,567
Series 2012 C-1, Ref. Sub. RB(e)	0.00%	11/15/2052	3,902	139,066
Series 2012 C-2, Ref. Sub. Conv. RB(p)	4.00%	11/15/2052	780	212,758
Series 2012 C-3, Ref. Sub. Conv. RB(p)	4.00%	11/15/2052	780	133,845
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/2016	435	436,683
Illinois (State of) Finance Authority (Collegiate Housing Foundation — DeKalb II, LLC — Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/2043	7,000	8,315,090
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/2025	920	920,745
Series 2005 A, RB	5.63%	02/15/2037	9,625	9,630,871
Series 2010, RB	7.13%	02/15/2039	1,710	1,846,167
Series 2010, RB	7.25%	02/15/2045	8,900	9,627,664
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.50%	02/15/2020	110	90,698
Series 2010 A, RB	7.90%	02/15/2025	3,285	2,699,350
Series 2010 A, RB	8.00%	02/15/2028	3,030	2,493,357
Series 2010 A, RB	8.00%	02/15/2030	90	74,145
Series 2010 A, RB	8.13%	02/15/2040	14,480	11,970,037
Series 2010 A, RB	8.25%	02/15/2046	28,435	23,519,157
Illinois (State of) Finance Authority (Intrinsic Schools — Belmont School); Series 2015, Charter School RB(f)	6.00%	12/01/2045	3,715	3,851,229
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/2028	500	500,725
Series 2006 A, RB	6.00%	08/15/2026	3,850	3,857,045
Series 2006 A, RB	6.00%	08/15/2039	10,460	10,474,749
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.63%	05/15/2042	6,000	6,529,260
Series 2012, Ref. RB	5.75%	05/15/2046	1,500	1,639,830
Illinois (State of) Finance Authority (Montgomery Place);
Series 2006 A, RB	5.40%	05/15/2038	60	60,047
Series 2006 A, RB	5.75%	05/15/2038	3,030	3,059,149
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/2040	9,000	9,059,130
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/2028	3,490	3,826,401
Series 2008, RB	7.75%	09/15/2038	8,215	9,557,331
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	7,144	889,428
Series 2016 A, RB	6.20%	05/15/2030	86	87,479
Series 2016 A, RB	6.24%	05/15/2038	2,316	2,349,210
Series 2016 A, RB	6.33%	05/15/2048	9,964	10,105,887
Series 2016 A, RB	6.44%	05/15/2055	23,117	23,446,440
Series 2016 B, RB	5.63%	05/15/2020	7,446	7,540,490
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	12,210	13,898,277
Illinois (State of) Finance Authority (Plymouth Place);
Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,773,950
Series 2015, Ref. RB	5.25%	05/15/2050	3,250	3,487,900
Illinois (State of) Finance Authority (Provena Health);
Series 2009 A, RB(g)(h)	7.75%	08/15/2019	120	143,776
Series 2009 A, RB(g)(h)	7.75%	08/15/2019	12,680	15,262,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/2034	$750	$817,283
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	1,500	1,631,505
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(g)(h)	7.25%	11/01/2018	24,235	27,684,610
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/2030	5,000	5,307,650
Series 2009, RB(g)(h)	6.88%	08/15/2019	21,875	25,652,375
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/2020	1,905	1,912,144
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/2026	1,000	1,001,850
Series 2006 A, RB	5.88%	02/15/2038	1,500	1,502,160
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/2031	3,155	3,583,070
Series 2011, Ref. Charter School RB	7.13%	10/01/2041	1,000	1,144,630
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(a)	5.25%	10/01/2052	27,000	31,865,130
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	10,855	11,434,983
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,266,244
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Dedicated State Tax CAB RB (INS–NATL)(b)(e)	0.00%	12/15/2032	13,860	7,537,068
Series 2010 A, RB(a)	5.50%	06/15/2050	18,000	19,438,560
Series 2012, CAB RB(e)	0.00%	12/15/2050	3,620	826,301
Series 2012 B, CAB RB(e)	0.00%	12/15/2051	2,365	514,198
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS–AGM)(b)(e)	0.00%	12/15/2029	12,000	7,524,960
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS–ACA)(b)(f)	6.20%	06/15/2018	1,655	1,679,611
Illinois (State of) Toll Highway Authority; Series 2008 B, RB(a)(g)(h)	5.50%	01/01/2018	29,000	30,898,050
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	3,190	3,473,878
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/2006; Cost $1,800,000)(f)(l)	5.75%	12/30/2025	1,800	719,856
Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/2036	4,645	4,675,100
Series 2011, RB	8.50%	06/01/2041	3,290	3,694,308
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(l)	5.80%	03/01/2037	5,615	1,949,023
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB(i)	6.00%	12/01/2041	1,230	1,257,491
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/2028	17,050	20,420,273
Regional Transportation Authority; Series 1994 B, RB (INS–AMBAC)(b)	8.00%	06/01/2017	1,090	1,148,762
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/2026	800	784,592
Series 2006, Senior Care Facilities RB	5.85%	12/01/2036	3,000	2,947,320
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/2021	1,205	1,228,594
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/2025	1,900	1,908,113
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,510	1,511,601
United City of Yorkville (City of) (Storm Water/Water Improvement);
Series 2007, Business District RB(m)	6.00%	01/01/2026	3,045	1,826,086
Series 2007, Business District RB(m)	6.00%	01/01/2027	285	170,920
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(d)	6.25%	03/01/2035	5,408	2,941,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	$3,915	$4,008,216
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB(i)	6.10%	12/01/2041	3,700	3,804,155
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/2030	2,000	2,175,880
Series 2010, RB	7.25%	11/15/2040	3,200	3,481,088
Series 2010, RB	7.38%	11/15/2045	1,700	1,847,560
Series 2012, RB	6.00%	05/15/2042	6,310	7,147,337
Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB(g)(h)	7.00%	06/01/2017	2,295	2,404,058
Series 2008 B, Hospital RB(g)(h)	7.05%	06/01/2017	4,700	4,925,083
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/2025	7,120	7,162,435
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(i)	7.00%	12/01/2042	2,900	3,032,327
				752,930,466

Indiana–2.10%
Carmel (City of) (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/2027	1,550	1,787,537
Series 2012 A, RB	7.00%	11/15/2032	2,980	3,410,431
Series 2012 A, RB	7.13%	11/15/2042	12,200	13,972,904
Series 2012 A, RB	7.13%	11/15/2047	9,940	11,355,555
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/2029	3,100	3,508,208
Series 2009 A, Economic Development RB	8.00%	11/15/2039	9,250	10,387,565
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB(a)	5.00%	12/01/2040	15,750	18,977,805
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/2023	990	981,575
Series 2009 A, Educational Facilities RB	8.00%	07/01/2029	1,385	1,356,580
Series 2009 A, Educational Facilities RB	9.00%	07/01/2039	3,575	3,624,800
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(i)	5.25%	01/01/2051	37,790	42,732,176
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	7,145	7,731,319
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	5,500	5,568,090
North Manchester (Town of) Economic Development Authority (Peabody Retirement Community);
Series 2013, Ref. RB(p)	6.05%	12/01/2045	1,558	1,515,786
Series 2013, Ref. Sub. RB	1.00%	12/01/2045	1,295	148,775
St. Joseph (County of) Redevelopment District; Series 1997 B, Tax Increment Allocation CAB RB(e)	0.00%	12/30/2016	125	122,444
Valparaiso (City of) (Pratt Paper, LLC);
Series 2013, Exempt Facilities RB(i)	6.75%	01/01/2034	10,785	13,582,845
Series 2013, Exempt Facilities RB(i)	7.00%	01/01/2044	11,000	13,992,880
Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB(f)	5.70%	09/01/2037	8,000	8,210,800
Series 2007, RB(f)	5.75%	09/01/2042	5,780	5,929,413
Series 2007, RB(f)	5.80%	09/01/2047	5,645	5,790,867
				174,688,355

Iowa–3.28%
Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(g)(h)	6.00%	06/01/2018	1,250	1,366,438
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(g)(h)	6.00%	06/01/2018	5,000	5,465,750
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(g)(h)	6.00%	06/01/2018	5,500	6,012,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(g)(h)	5.25%	06/15/2020	$1,250	$1,453,575
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/2035	5,755	6,217,127
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	14,000	14,660,660
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	22,345	23,270,753
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	44,415	47,983,745
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/2022	27,195	28,182,450
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/2024	1,000	1,017,730
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/2029	1,930	1,955,437
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	2,750	2,781,130
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	31,350	31,583,557
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	23,435	23,436,406
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	33,390	33,477,148
Series 2005 D, Asset-Backed CAB RB(e)	0.00%	06/01/2046	172,800	25,887,168
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/2032	7,415	7,583,914
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/2024	290	290,737
Series 2004, Health Care Facilities RB	6.15%	10/01/2036	3,100	3,106,262
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/2037	4,555	4,560,876
Series 2007 C, Health Care Facilities RB	6.00%	04/01/2037	3,225	3,305,367
				273,598,555

Kansas–0.61%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/2038	1,900	2,183,974
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/2029	500	552,015
Series 2009, Health Care Facilities RB	7.25%	05/15/2039	1,500	1,652,460
Olathe (City of) (Aberdeen Village, Inc.);
Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/2030	1,000	1,013,260
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/2028	1,500	1,501,710
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/2038	2,500	2,507,550
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/2022	3,315	3,124,222
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/2026	2,835	2,573,981
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/2028	1,485	1,495,677
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/2024	535	535,546
Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB(m)	5.75%	12/01/2025	445	266,969
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/2025	835	500,942
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/2025	1,000	499,930
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/2043	5,000	5,821,950
Wichita (City of) (Presbyterian Manors, Inc.);
Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	5,000	5,624,750
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	14,000	15,833,580
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2044	1,850	2,059,864
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2049	2,750	3,058,495
Series 2014 IV-B-1, TEMPS-80SM RB	4.25%	11/15/2021	440	440,550
				51,247,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–0.79%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	7.00%	05/15/2030	$2,500	$2,908,825
Series 2011, RB	7.25%	05/15/2041	3,050	3,573,075
Series 2011, RB	7.38%	05/15/2046	1,000	1,176,430
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS–NATL)(b)(e)	0.00%	10/01/2026	13,930	10,566,044
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS–NATL)(b)(e)	0.00%	10/01/2027	12,955	9,487,983
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/2045	8,000	9,239,200
Kentucky (State of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2045	3,350	3,620,546
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2050	2,650	2,841,462
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, First Tier Toll Conv. CAB RB(c)	6.60%	07/01/2039	10,000	8,943,800
Series 2013 C, First Tier Toll Conv. CAB RB(c)	6.75%	07/01/2043	5,000	4,487,150
Series 2013 C, First Tier Toll Conv. CAB RB(c)	6.88%	07/01/2046	8,000	7,202,640
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/2039	1,820	1,998,706
				66,045,861

Louisiana–1.56%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(b)	6.50%	12/01/2018	2,480	2,518,787
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/2029	5,560	6,607,726
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	11,102,968
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,503,710
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,542,339
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,951,516
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/2041	3,000	3,462,960
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(f)	6.38%	12/01/2034	28,250	30,870,188
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.);
Series 2015, Solid Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $46,000,000)(f)(i)	7.75%	07/01/2039	46,000	26,623,880
Series 2015, Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $2,000,000)(f)(i)	7.00%	07/01/2024	2,000	1,166,120
Series 2015 A, Waste Disposal Facilities RB(i)	8.00%	07/01/2039	22,550	13,048,558
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $773,920)(f)	5.75%	10/30/2018	774	779,678
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS–AGC)(b)	6.00%	01/01/2023	3,000	3,329,580
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	13,530	13,852,420
				130,360,430

Maine–0.57%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	24,300	27,449,766
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	6.75%	07/01/2036	3,425	3,923,988
Series 2011, RB	6.75%	07/01/2041	11,505	13,164,712
Series 2011, RB	7.50%	07/01/2032	2,500	3,002,525
				47,540,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–1.24%
Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/2025	$965	$1,021,298
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/2040	3,250	3,440,450
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB	5.25%	07/01/2044	2,145	2,266,986
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/2038	15,605	16,579,376
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/2036	19,309	19,331,399
Frederick (County of) (Jefferson Technology Park);
Series 2013 A, Special Tax RB	7.25%	07/01/2043	3,640	4,095,255
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/2043	5,290	6,098,153
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/2040	8,565	9,159,154
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	6,000	6,777,480
Howard (County of) (Annapolis Junction Town Center);
Series 2014, Special Obligation Tax Allocation Bonds	5.80%	02/15/2034	720	791,510
Series 2014, Special Obligation Tax Allocation Bonds	6.10%	02/15/2044	1,420	1,568,916
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,803,495
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/2027	4,475	4,509,860
Series 2007 A, RB	5.30%	01/01/2037	1,750	1,761,585
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(j)(k)	0.58%	07/01/2041	2,276	2,276,000
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB(g)(h)	6.00%	01/01/2018	14,000	15,009,120
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB(i)	6.50%	07/01/2024	4,525	4,537,037
Series 2003, Ref. Air Cargo RB(i)	7.34%	07/01/2024	955	958,094
Salisbury (City of) (Villages at Salisbury Lake); Series 2015, CAB TAN(e)	0.00%	01/01/2037	12,198	1,380,744
				103,365,912

Massachusetts–1.86%
Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB(f)(i)	5.25%	11/01/2042	21,875	22,265,031
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/2034	5,080	5,086,299
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/2035	500	500,740
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.75%	10/01/2028	3,880	3,882,483
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(a)	5.50%	11/15/2036	23,660	26,235,628
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/2017	427	437,442
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(a)	5.50%	07/01/2032	5,015	7,374,006
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB(g)(h)	6.85%	10/15/2019	745	887,168
Series 2009 A, RB(g)(h)	6.90%	10/15/2019	895	1,067,171
Series 2009 A, RB(g)(h)	8.00%	10/15/2019	1,000	1,225,960
Series 2009 A, RB(g)(h)	8.00%	10/15/2019	4,850	5,945,906
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/2036	1,000	1,195,500
Series 2011 I, RB	6.88%	01/01/2041	4,610	5,539,284
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	2,290	2,292,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Port Authority (Delta Air Lines Inc.);
Series 2001 B, Special Facilities Floating Rate RB (INS–AMBAC)(b)(i)(n)	1.11%	01/01/2031	$15,000	$13,200,000
Series 2001 C, Special Facilities Floating Rate RB (INS–AMBAC)(b)(i)(n)	1.17%	01/01/2031	15,000	13,200,000
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(a)(b)	5.50%	08/01/2030	32,040	45,173,516
				155,508,653

Michigan–1.16%
Charyl Stockwell Academy;
Series 2015, Public School Academy Ref. RB	5.50%	10/01/2035	2,740	2,817,213
Series 2015, Public School Academy Ref. RB	5.75%	10/01/2045	3,500	3,618,545
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	5,500	5,645,585
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/2043	7,700	7,897,043
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/2032	12,725	14,404,445
Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/2025	1,105	747,378
Series 2005, Public School Academy RB	5.75%	11/01/2030	1,000	666,350
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,205,268
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2032	3,500	3,855,775
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2041	4,160	4,594,138
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-2, Ref. Local Government Loan Program RB(i)	5.00%	07/01/2044	5,125	5,652,260
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2031	7,000	8,237,740
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2032	4,000	4,691,720
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2034	8,700	10,137,327
Michigan (State of) Finance Authority (Public School Academy — Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/2033	4,750	4,943,562
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(i)	7.50%	01/01/2021	2,010	2,009,980
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	5,500	5,890,775
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	3,100	3,270,190
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/2043	4,000	3,408,040
Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB(m)	7.50%	04/01/2033	11,620	2,139,010
Series 2002, RB(m)	7.88%	04/01/2022	3,485	641,519
				96,473,863

Minnesota–1.95%
Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/2042	3,175	3,222,466
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/2046	4,070	4,521,282
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/2030	500	541,565
Series 2010 A, RB	6.88%	05/01/2040	1,000	1,082,360
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/2040	2,500	2,674,025
Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/2028	1,000	1,022,430
Series 2008 A, Lease RB	7.00%	08/01/2038	700	715,771
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/2016	550	552,519
Series 2010, Recovery Zone Facility RB	6.75%	12/01/2018	1,755	1,830,869
Series 2010, Recovery Zone Facility RB	8.00%	12/01/2025	1,625	1,773,687
Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	11,500	12,713,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Brooklyn Park (City of) (Athlos Leadership Academy);
Series 2015, Charter School Lease RB	5.50%	07/01/2040	$750	$779,175
Series 2015, Charter School Lease RB	5.75%	07/01/2046	1,400	1,468,124
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB(g)(h)	8.38%	03/01/2017	100	105,841
Series 2009 A, Lease RB(g)(h)	9.00%	03/01/2017	2,620	2,781,182
Series 2009 A, Lease RB(g)(h)	9.25%	03/01/2017	8,000	8,501,920
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/2036	2,000	2,000,640
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/2025	10	10,042
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/2035	10	10,044
Series 2008, Health Care Facilities RB	7.50%	03/01/2038	1,000	1,016,780
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/2045	18,000	18,536,400
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/2040	1,045	1,089,935
Minneapolis (City of) (Providence);
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/2027	3,675	3,686,503
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/2037	4,345	4,358,947
Minneapolis (City of) (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,939,530
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(j)(k)	0.58%	04/01/2037	7,073	7,073,000
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/2031	1,500	1,662,150
Series 2010, Housing RB	7.00%	08/01/2045	3,000	3,320,850
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/2035	2,000	2,175,920
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/2048	6,000	7,063,920
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/2041	2,000	2,241,520
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/2036	1,555	1,745,845
Sartell (City of) (Country Manor Campus LLC);
Series 2010 A, Health Care Facilities RB	6.25%	09/01/2036	925	936,239
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/2043	5,000	5,462,400
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/2020	585	623,399
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/2029	915	976,708
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, Charter School Lease RB	6.00%	10/01/2035	2,695	2,820,129
Series 2015, Charter School Lease RB	6.25%	10/01/2045	4,275	4,489,990
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/2026	700	701,015
Series 2006 A, Lease RB	6.00%	09/01/2036	3,390	3,395,085
Series 2012 A, Charter School Lease RB	5.50%	09/01/2043	5,000	5,304,050
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/2043	5,000	5,005,700
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/2031	4,390	4,399,702
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/2031	1,000	1,148,370
Series 2011 A, Charter School Lease RB	6.63%	09/01/2042	1,500	1,738,275
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/2024	1,900	1,519,981
Series 2004 A, Lease RB	6.60%	12/01/2034	5,275	4,175,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.75%	11/01/2039	$3,000	$3,254,670
Series 2012 A, Senior Housing RB	6.00%	05/01/2047	7,500	8,173,950
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/2046	1,530	1,637,559
				162,981,687

Mississippi–0.03%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB(j)	0.58%	12/01/2030	2,400	2,400,000

Missouri–1.65%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/2022	1,750	1,642,375
Series 2002, RB	7.20%	05/01/2033	5,250	4,585,717
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/2028	595	626,785
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/2020	1,365	1,411,533
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/2038	2,000	2,121,920
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/2022	3,600	2,812,104
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/2021	635	635,648
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/2017	500	366,150
Series 2007 A, Special Assessment RB	5.50%	04/01/2022	3,170	2,321,391
Series 2007 A, Special Assessment RB	5.50%	04/01/2027	6,055	4,434,076
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/2035	3,400	3,539,604
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/2038	2,890	2,904,508
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/2021	1,000	828,210
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB(m)	5.00%	05/01/2036	3,190	1,147,921
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB(m)	5.75%	12/01/2028	1,250	262,463
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/2029	1,000	1,083,370
Series 2009, Health Facilities RB	6.75%	09/01/2034	1,250	1,359,725
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	1,260	1,280,135
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/2025	1,885	1,887,601
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, MFH RB(i)	5.25%	10/15/2038	2,180	2,018,702
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB(i)	6.45%	05/01/2040	2,040	2,042,244
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB(i)	7.55%	06/15/2022	680	681,217
Series 2000 B, MFH RB(i)	7.55%	06/15/2035	3,430	3,436,243
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/2029	7,000	8,001,490
Series 2010 A, Retirement Community RB	8.25%	05/15/2039	3,500	3,972,395
Series 2010 A, Retirement Community RB	8.25%	05/15/2045	22,000	24,885,740
Liberty (City of) (Liberty Commons); Series 2015 A, Tax Allocation RB(f)	6.00%	06/01/2046	6,170	6,457,152
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	475	497,862
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/2039	1,500	1,595,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/2026	$1,350	$1,352,268
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(a)	5.00%	11/15/2041	6,210	7,282,467
Series 2011 B, RB(a)	5.00%	11/15/2037	10,500	12,313,350
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/2032	6,750	6,763,230
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/2027	750	750,847
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/2027	1,000	1,001,810
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/2042	3,000	3,225,660
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/2025	3,490	3,694,374
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB(g)(h)	6.38%	12/01/2017	3,770	4,043,476
Series 2007 A, Senior Living Facilities RB(g)(h)	6.38%	12/01/2017	8,030	8,612,496
				137,880,124

Multiple States–0.42%
Non-Profit Preferred Funding Trust I;
Series 2006 A-1, RB(f)	4.22%	09/15/2037	5,000	912,988
Series 2006 A-2A, RB(f)	4.38%	09/15/2037	1,700	311,311
Series 2006 C, RB(f)	4.72%	09/15/2037	3,000	2,718,690
Series 2007 A-2-G, RB(f)	4.29%	09/15/2037	13,465	2,462,210
Series 2007 A-2-L, RB (Acquired 08/05/2014; Cost $18,103,094)(f)	4.24%	09/15/2037	44,302	8,098,258
Series 2007 A-2-T, RB (Acquired 08/05/2014-02/08/2016; Cost $13,125,502)(f)	4.37%	09/15/2037	37,335	6,865,381
Series 2007 A-2-Z, RB(f)	4.64%	09/15/2037	58,200	10,703,214
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB(g)(h)	6.85%	04/01/2018	2,900	3,135,886
				35,207,938

Nebraska–0.44%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2042	21,715	24,490,177
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/2030	5,000	5,457,150
Series 2010 B, Health Care Facilities RB	6.75%	06/01/2035	6,000	6,560,100
				36,507,427

Nevada–0.30%
Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/2027	4,030	4,037,657
Clark (County of) (Special Improvement District No. 159); Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2035	1,000	1,092,640
Las Vegas (City of) Nevada; Series 2016, Sales Tax Increment RB(f)	4.38%	06/15/2035	3,500	3,508,750
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB(g)(h)	8.00%	06/15/2019	10,300	12,324,568
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/2037	2,135	2,158,677
Sparks (City of) (Local Improvement District No. 3 — Legends at Sparks Marina);
Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/2020	310	332,156
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/2027	1,395	1,470,232
				24,924,680

New Hampshire–0.15%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/2039	8,805	9,468,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/2031	$620	$728,624
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,510,751
				12,707,920

New Jersey–5.16%
Casino Reinvestment Development Authority; Series 2014, Ref. Luxury Tax RB	5.25%	11/01/2044	1,000	1,059,480
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(i)	5.25%	09/15/2029	21,000	23,556,750
Series 2000 B, Special Facility RB(i)	5.63%	11/15/2030	20,000	23,316,000
Series 2003, Special Facility RB(i)	5.50%	06/01/2033	16,480	18,836,640
Series 2012, Special Facility RB(i)	5.75%	09/15/2027	34,325	39,460,020
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/2028	500	522,195
Series 2008, First Mortgage RB	6.00%	07/01/2038	1,500	1,565,805
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.);
Series 2012 A, RB	6.00%	07/01/2032	650	679,393
Series 2012 A, RB	6.10%	07/01/2044	2,050	2,127,818
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.30%	07/01/2044	3,000	2,865,450
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(i)	5.38%	01/01/2043	24,860	28,950,962
Series 2013, Private Activity RB(i)	5.63%	01/01/2052	22,695	26,638,483
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB(g)(h)	6.63%	07/01/2018	10,000	11,084,100
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, Transportation System CAB RB(e)	0.00%	12/15/2035	19,175	8,592,701
Series 2009 A, Transportation System CAB RB(e)	0.00%	12/15/2032	9,035	4,653,477
Series 2009 A, Transportation System CAB RB(e)	0.00%	12/15/2038	63,105	24,742,839
Series 2009 A, Transportation System CAB RB(e)	0.00%	12/15/2039	29,120	10,923,203
Series 2010 A, Transportation System CAB RB(e)	0.00%	12/15/2029	6,485	3,834,840
Series 2010 A, Transportation System CAB RB(e)	0.00%	12/15/2030	4,245	2,398,850
Series 2010 A, Transportation System CAB RB(e)	0.00%	12/15/2031	10,965	5,917,701
Series 2010 A, Transportation System CAB RB(e)	0.00%	12/15/2036	45,555	19,504,373
Series 2010 A, Transportation System CAB RB(e)	0.00%	12/15/2040	9,060	3,250,637
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	39,790	40,170,392
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	54,925	53,856,160
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	27,125	27,386,485
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	45,235	44,586,782
				430,481,536

New Mexico–0.59%
Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/2022	895	897,139
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,684,450
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/2042	10,000	11,257,100
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/2042	4,000	4,356,880
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	8,000	8,743,760
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB(i)	6.85%	12/01/2031	3,935	3,979,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP–GNMA)	7.13%	12/15/2027	$2,080	$2,082,559
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB(i)	7.25%	12/01/2031	2,745	2,749,529
Winrock Town Center Tax Increment Development District 1; Series 2015, Sr. Lien Gross Receipts Tax Increment Tax Allocation Bonds(f)	6.00%	05/01/2040	8,500	9,121,180
				48,872,259

New York–10.43%
Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/2036	2,010	2,014,724
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(e)	0.00%	07/15/2034	14,345	7,192,870
Series 2009, PILOT CAB RB(e)	0.00%	07/15/2044	25,805	8,440,299
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	1,700	1,718,751
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
Series 2006 A, RB(g)(h)	6.00%	11/15/2016	10,900	11,023,933
Series 2006 A, RB(g)(h)	6.00%	11/15/2016	3,530	3,570,136
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	10,000	10,000,800
Metropolitan Transportation Authority; Series 2016 B, Ref. Transportation RB (INS–AGM)(b)	5.00%	11/15/2034	15,205	18,982,682
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	2,813	2,863,322
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	4,399	4,439,175
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	22,275	22,464,337
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	6,747	6,800,979
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	13,770	1,717,812
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	12,140	12,139,150
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	59,880	59,297,368
New York & New Jersey (States of) Port Authority (194th Series); Series 2015, Ref. RB(a)	5.00%	10/15/2041	27,660	34,028,992
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	7,500	8,816,625
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(a)(i)	5.00%	10/15/2027	15,400	17,960,558
One Hundred Sixty-Ninth Series 2011, Consolidated RB(a)(i)	5.00%	10/15/2028	10,760	12,501,829
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(b)	5.25%	11/01/2037	5,850	6,157,359
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(b)	5.00%	01/01/2039	5,180	5,243,092
New York (City of) Municipal Water Finance Authority;
Series 2012 BB, Water & Sewer System Second General Resolution RB(a)	5.00%	06/15/2047	16,470	19,818,186
Series 2014 BB, Water & Sewer System Second General Resolution RB(a)	5.00%	06/15/2046	15,050	18,018,612
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB(a)	5.00%	05/01/2042	25,775	30,862,470
Subseries 2012 F-1, Future Tax Sec. RB(a)	5.00%	05/01/2039	14,000	16,668,960
Subseries 2013, Sub. Future Tax Sec. RB(a)	5.00%	11/01/2042	17,340	21,002,902
New York (Counties of) Tobacco Trust; Subseries 2005 S1, Pass Through CAB RB(e)	0.00%	06/01/2038	190,550	52,119,236
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB(a)	5.00%	03/15/2031	15,000	17,616,450
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(a)	5.00%	03/15/2045	49,100	60,222,623
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB(a)	5.00%	03/15/2041	26,940	32,611,409
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.);
Series 2004 A-1, Facilities Floating Rate RB (INS–SGI)(b)(i)(n)	0.81%	01/01/2039	4,600	4,140,000
Subseries 1999 A-1, Facilities Floating Rate RB (INS–AMBAC)(b)(i)(n)	0.86%	05/01/2034	10,425	9,408,563
Subseries 2001 B-2, Facilities Floating Rate RB (INS–AMBAC)(b)(i)(n)	0.77%	10/01/2036	10,000	9,025,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)(j)	0.63%	11/01/2044	$900	$900,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2010 A, VRD RB (CEP–FHLMC)(j)	0.57%	11/01/2041	6,000	6,000,000
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/2044	51,660	60,102,794
Series 2014, Class 2, Ref. RB(f)	5.38%	11/15/2040	9,640	11,548,913
Series 2014, Class 3, Ref. Liberty RB(f)	7.25%	11/15/2044	45,000	59,742,900
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $ 2,121,407)(d)(f)	6.13%	02/15/2019	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB(a)	5.00%	06/15/2034	20,000	22,282,000
New York State Urban Development Corp.; Series 2013 A-1, RB(a)	5.00%	03/15/2043	26,175	30,737,564
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. Special Facilities RB(i)	5.00%	08/01/2031	14,500	15,976,390
Series 2016, Ref. Special Facilities RB(i)	5.00%	08/01/2026	6,000	6,698,640
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(i)	5.00%	07/01/2046	15,000	17,294,700
Series 2016 A, Special Facilities RB(i)	5.25%	01/01/2050	27,500	32,271,800
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB(f)(i)	5.25%	11/01/2042	15,475	15,813,283
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(f)	5.50%	01/01/2037	2,500	2,505,625
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, Tobacco Settlement RB	6.00%	06/01/2048	7,915	8,038,870
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(j)(k)	0.62%	11/01/2032	2,100	2,100,000
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	23,370	23,331,673
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/2044	4,752	5,530,158
				869,764,539

North Carolina–0.31%
Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital);
Series 2008, RB(a)(g)(h)	5.25%	04/01/2018	7,836	8,408,655
Series 2008, RB(a)(g)(h)	5.25%	04/01/2018	5,015	5,381,496
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	3,750	4,293,263
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/2031	865	931,674
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/2039	1,520	1,644,473
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/2037	3,000	3,072,990
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/2031	2,000	2,317,240
				26,049,791

North Dakota–0.08%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/2021	1,315	1,317,762
Series 2006, Ref. Senior Housing RB	5.30%	12/01/2034	3,255	3,259,101
Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB(g)(h)	5.25%	05/01/2017	500	515,290
Series 2007, Health Care RB(g)(h)	5.50%	05/01/2017	1,520	1,569,005
				6,661,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–4.97%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/2036	$17,555	$14,215,161
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2030	41,740	41,676,973
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	47,445	47,443,577
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.50%	06/01/2047	8,035	8,247,526
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	24,205	24,869,911
Series 2007 B, First Sub. Asset-Backed CAB RB(e)	0.00%	06/01/2047	406,000	29,516,200
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/2022	2,000	2,074,080
Series 2007 A, Health Care RB	6.00%	11/01/2027	2,000	2,067,600
Series 2007 A, Health Care RB	6.00%	11/01/2038	2,550	2,625,505
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.75%	01/01/2044	14,900	16,439,766
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB(i)	5.38%	09/15/2027	4,190	4,203,450
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	2,355	2,390,820
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/2037	6,000	6,086,040
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/2042	3,645	3,695,738
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/2032	3,500	3,509,870
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	7,200	7,465,320
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	28,625	34,635,105
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	7,200	8,590,176
Hamilton (County of) (Life Enriching Communities);
Series 2006 A, Ref. Health Care RB	5.00%	01/01/2037	6,870	6,923,655
Series 2012, Health Care RB	5.00%	01/01/2032	2,250	2,493,338
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	5,850	6,978,348
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	2,000	2,234,500
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/2040	6,500	7,294,690
Muskingum (County of) (Genesis Healthcare System);
Series 2013, Hospital Facilities RB	5.00%	02/15/2044	39,560	43,176,575
Series 2013, Hospital Facilities RB	5.00%	02/15/2048	10,480	11,393,751
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/2020	1,300	1,334,099
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	7,340	7,528,124
Ohio (State of) (USG Corp.);
Series 1997, Solid Waste Disposal RB(i)	5.60%	08/01/2032	14,765	14,772,382
Series 1998, Solid Waste Disposal RB(i)	5.65%	03/01/2033	13,000	13,025,610
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(g)	4.25%	09/15/2021	10,000	10,313,500
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(g)	4.38%	06/01/2022	12,000	12,389,160
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2043	4,595	4,961,819
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,431,954
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	5,000	5,265,000
				414,269,323

Oklahoma–1.45%
Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/2037	3,405	3,312,520
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/2016	575	575,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/2036	$7,015	$7,051,548
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2027	2,430	2,638,348
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/2032	9,935	10,795,768
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2037	8,500	9,191,135
Payne (County of) Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB	6.63%	11/01/2036	1,750	1,834,875
Series 2016 A, RB	6.88%	11/01/2046	3,710	3,947,329
Series 2016 A, RB	7.00%	11/01/2051	4,250	4,526,208
Series 2016 B-1, RB	5.25%	11/01/2024	2,500	2,528,025
Tulsa (City of) Municipal Airport Trust;
Series 2001 B, Ref. RB(i)	5.50%	12/01/2035	15,000	17,137,350
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	42,750	49,037,670
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.25%	11/01/2040	5,350	5,925,607
Series 2010 A, Senior Living Community RB	7.25%	11/01/2045	2,100	2,322,159
				120,823,542

Oregon–0.11%
Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB(d)	7.50%	09/01/2027	1,600	159,952
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	280,088
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,252,859
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,679,292
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(f)	6.38%	11/01/2033	1,000	1,113,510
Yamhill (County of) Hospital Authority (Friendsview Retirement Community);
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,000	1,109,040
Series 2016 A, Ref. RB	5.00%	11/15/2051	730	806,854
				9,401,595

Pennsylvania–2.42%
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,220	1,349,210
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	1,190	1,324,327
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(i)	6.13%	11/01/2034	4,300	4,399,803
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB(g)(h)	7.13%	07/01/2019	2,145	2,527,947
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.38%	12/01/2016	500	504,840
Series 2006, Ref. First Mortgage RB	5.75%	12/01/2022	935	941,601
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/2027	1,000	1,046,180
Series 2007 A, RB	6.38%	12/15/2037	1,500	1,567,950
Chester (County of) Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,424,702
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,410,959
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/2045	8,000	8,645,680
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,221,550
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB(g)(h)	5.00%	01/01/2017	8,080	8,194,979
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	1,000	1,067,410
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB(l)	6.00%	09/01/2036	8,165	7,879,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	$3,430	$3,680,424
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,406	5,572,584
Series 2014 B, Conv. CAB RB(c)	7.50%	02/01/2044	1,379	477,723
Series 2014 C, RB(e)	0.00%	02/01/2044	4,122	41
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/2036	7,435	7,599,462
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2046	4,000	4,590,000
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/2035	6,000	7,088,640
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/2029	2,715	2,722,656
Series 2005, Health Care RB (Acquired 12/27/2005; Cost $1,335,000)(f)	6.50%	10/01/2032	1,335	1,351,234
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(a)	5.00%	06/15/2034	15,450	18,360,162
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(f)(i)	5.50%	11/01/2044	4,000	4,509,280
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(i)	5.00%	12/31/2034	10,000	11,832,100
Series 2015, RB(i)	5.00%	06/30/2042	20,760	24,446,353
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/2038	4,450	4,792,828
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB(i)	6.00%	06/01/2031	15,000	15,007,050
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/2032	2,285	2,287,559
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB(c)	6.00%	12/01/2037	7,000	5,425,280
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/2021	2,945	2,956,103
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,656,980
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,105,490
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	4,070	4,151,034
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/2035	500	558,750
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,500	1,716,120
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB(f)	6.50%	06/15/2033	2,000	2,136,520
Series 2013, RB(f)	6.75%	06/15/2043	8,000	8,577,600
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB(i)	6.50%	01/01/2038	4,300	4,543,251
				201,651,995

Puerto Rico–0.94%
Children’s Trust; Series 2005 A, Tobacco Settlement Asset-Backed RB(e)	0.00%	05/15/2050	195,980	18,300,612
Puerto Rico (Commonwealth of) Government Employees Retirement System;
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/2055	8,700	3,514,452
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/2056	9,800	3,957,142
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/2057	11,500	4,644,850
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds(d)	8.00%	07/01/2035	7,585	4,958,694
Puerto Rico Sales Tax Financing Corp.;
First Sr. Series 2009 C, RB	5.75%	08/01/2057	5,000	3,585,900
Series 2007 A, CAB Sales Tax RB (INS–NATL)(b)(e)	0.00%	08/01/2044	75,000	15,180,000
Series 2007 A, CAB Sales Tax RB (INS–NATL)(b)(e)	0.00%	08/01/2046	132,305	24,022,619
				78,164,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.09%
Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/2020	$1,855	$1,856,317
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB(g)(h)	6.25%	05/15/2019	2,000	2,296,520
Series 2009 A, Hospital Financing RB(g)(h)	7.00%	05/15/2019	2,500	2,920,825
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	32,218
				7,105,880

South Carolina–0.22%
South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB	5.90%	05/15/2034	1,000	1,037,020
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/2021	1,500	1,525,680
Series 2013, Health Facilities RB	5.00%	05/01/2043	1,000	1,047,820
Series 2013, Health Facilities RB	5.13%	05/01/2048	2,000	2,115,540
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/2032	1,426	1,497,666
Series 2012, Ref. RB	6.00%	11/15/2042	4,777	5,020,332
Series 2012, Ref. RB	6.00%	11/15/2047	3,205	3,330,298
Series 2012, Ref. Sub. CAB RB(e)	0.00%	11/15/2047	574	65,936
Series 2012, Ref. Sub. CAB RB(e)	0.00%	11/15/2047	1,694	194,522
Series 2012, Ref. Sub. CAB RB(e)	0.00%	11/15/2047	2,335	268,043
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/2026	2,500	2,502,675
				18,605,532

Tennessee–0.40%
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/2025	3,000	3,007,200
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	14,000	14,943,320
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB(g)(h)	9.25%	04/01/2019	12,655	15,366,334
				33,316,854

Texas–11.76%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(i)(l)	6.50%	11/01/2029	9,265	879,804
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/2040	2,500	2,836,875
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, Education RB	5.00%	06/15/2046	1,325	1,353,196
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/2044	2,000	2,123,720
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB(f)	5.75%	01/01/2034	5,060	5,111,410
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/2045	2,000	2,284,960
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB(i)	7.00%	01/01/2039	3,820	3,824,851
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB	5.25%	07/01/2032	7,100	8,330,146
Series 2012, Ref. RB	5.50%	07/01/2042	13,410	15,916,731
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	7,465	8,566,386
Celina (City of);
Series 2015, Special Assessment RB	5.38%	09/01/2028	700	718,004
Series 2015, Special Assessment RB	5.50%	09/01/2032	250	256,403
Series 2015, Special Assessment RB	5.88%	09/01/2040	1,000	1,025,280
Central Texas Regional Mobility Authority;
Series 2011, Sub. Lien RB(g)(h)	6.75%	01/01/2021	17,500	21,853,650
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2046	4,250	5,047,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/2041	$1,130	$1,280,154
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, Education RB	5.75%	08/15/2038	1,000	1,125,810
Series 2015, Education RB	5.75%	08/15/2045	8,000	8,968,160
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/2045	5,000	5,756,500
Grand Parkway Transportation Corp.;
Series 2013 A, First Tier Toll RB	5.50%	04/01/2053	10,000	11,626,000
Series 2013 B, Sub. Tier Conv. Toll System CAB RB(c)	5.85%	10/01/2048	17,000	15,549,050
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/2053	43,260	50,576,564
Series 2013 B, Sub. Tier Toll RB(a)	5.25%	10/01/2051	24,405	29,191,309
Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/2017	165	167,364
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/2020	655	691,798
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/2034	6,795	7,388,407
Series 2003, Sub. Lien Independent Senior Living Center RB(o)	7.50%	07/01/2017	610	29,280
Series 2003, Sub. Lien Independent Senior Living Center RB(o)	7.63%	01/01/2020	345	16,560
Series 2003, Sub. Lien Independent Senior Living Center RB(o)	7.75%	01/01/2034	3,595	172,560
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers;
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2040	4,350	4,743,022
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2045	3,750	4,046,363
HFDC of Central Texas, Inc. (Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.63%	11/01/2026	5,100	5,123,970
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB(d)	7.75%	11/15/2029	4,910	49
Series 2009 A, RB(d)	7.75%	11/15/2044	15,345	153
Series 2009 B, RB(d)	6.38%	11/15/2019	1,210	12
HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB(g)(h)	5.50%	02/15/2017	4,800	4,905,888
Series 2006 A, Retirement Facilities RB(g)(h)	5.50%	02/15/2017	15,265	15,601,746
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/2036	6,355	6,381,945
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/2033	2,500	2,599,275
Series 2008, RB	6.00%	02/15/2038	5,155	5,352,230
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB(i)	6.63%	07/15/2038	14,000	16,339,120
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(i)	4.75%	07/01/2024	685	787,435
Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB(i)	5.00%	07/01/2029	11,750	13,370,442
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB(a)	5.00%	07/01/2023	6,580	7,085,015
Series 2009 A, Ref. Sr. Lien Airport System RB(a)	5.00%	07/01/2024	3,670	3,950,278
Series 2009 A, Ref. Sr. Lien Airport System RB(a)	5.00%	07/01/2025	6,800	7,316,732
Series 2009 A, Ref. Sr. Lien Airport System RB(a)	5.00%	07/01/2026	3,000	3,226,260
Series 2011 A, Ref. First Lien Utility System RB(a)	5.25%	11/15/2031	18,360	21,508,556
Series 2015 B-1, Airport System RB(i)	5.00%	07/15/2030	15,000	17,253,150
Series 2015 B-1, Airport System RB(i)	5.00%	07/15/2035	21,545	24,253,206
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011, RB(g)(h)	6.50%	05/15/2021	270	340,046
Series 2011, RB	6.50%	05/15/2031	230	278,838
Series 2011 A, RB(g)(h)	6.88%	05/15/2021	790	1,008,577
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/2037	1,635	1,637,600
La Vernia Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2008 A, RB(h)	6.25%	02/15/2017	280	287,129
Series 2008 A, RB(g)(h)	7.13%	02/15/2017	2,000	2,060,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB(g)(h)	6.25%	08/15/2019	$1,210	$1,401,954
Series 2009 A, RB(g)(h)	6.38%	08/15/2019	7,225	8,397,473
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(f)	5.60%	08/15/2045	4,420	4,797,380
Leander Independent School District;
Series 2014 C, Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(e)	0.00%	08/15/2047	50,000	11,993,500
Series 2014 C, Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(e)	0.00%	08/15/2048	71,355	16,079,136
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(e)	0.00%	08/15/2037	4,070	1,860,601
Lone Star College System; Series 2009, Limited Tax GO Bonds(a)(g)(h)	5.00%	08/15/2019	23,200	26,115,080
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase);
Series 2015, Special Assessment RB	5.13%	09/15/2028	500	515,740
Series 2015, Special Assessment RB	5.38%	09/15/2035	400	412,480
Series 2015, Special Assessment RB	5.50%	09/15/2040	400	412,428
Mission Economic Development Corp. (Natgasoline);
Series 2016 A, Sr. Lien RB(f)(i)	5.75%	10/01/2031	14,000	14,927,640
Series 2016 B, Sr. Lien RB(f)(i)	5.75%	10/01/2031	14,170	15,128,742
New Hope Cultural Education Facilities Corp. (Morningside Ministries);
Series 2013, First Mortgage RB	6.50%	01/01/2043	4,325	5,141,214
Series 2013, First Mortgage RB	6.50%	01/01/2048	5,675	6,728,110
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2036	1,250	1,318,463
Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2046	6,450	6,741,153
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living); Series 2015 A, Retirement Community RN(f)	11.00%	09/24/2020	2,620	2,620,026
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, Education RB(f)	5.50%	08/15/2035	845	901,564
Series 2015 A, Education RB(f)	5.75%	08/15/2045	1,690	1,821,009
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/2047	2,100	2,338,686
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS–BHAC)(a)(b)	5.75%	01/01/2048	30,545	32,541,727
Series 2011 B, Special Project System CAB RB(e)	0.00%	09/01/2037	15,500	7,274,460
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/2028	2,880	2,805,581
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB(g)(h)	5.88%	09/01/2018	805	889,155
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/2029	570	637,642
Series 2009 A, Education RB	6.50%	08/15/2039	6,320	7,111,138
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB(f)(g)(i)	7.25%	02/13/2020	73,000	78,119,490
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	7.50%	11/15/2034	2,250	2,692,418
Series 2014 A, Retirement Facility RB	7.75%	11/15/2044	3,600	4,327,848
Series 2014 A, Retirement Facility RB	8.00%	11/15/2049	5,000	6,083,600
Red River Health Facilities Development Corp. (Parkview on Hollybrook);
Series 2013 A, First Mortgage RB(d)	7.25%	07/01/2043	6,425	3,855,000
Series 2013 A, First Mortgage RB(d)	7.38%	07/01/2048	11,995	7,197,000
Red River Health Facilities Development Corp. (Sears Methodist Retirement System);
Series 2013, Retirement Facility RB(d)	5.45%	11/15/2038	2,100	0
Series 2013, Retirement Facility RB(d)	5.75%	11/15/2039	1,730	0
Series 2013, Retirement Facility RB(d)	6.05%	11/15/2046	6,130	0
Series 2013, Retirement Facility RB(d)	6.05%	11/15/2046	1,323	0
Series 2013, Retirement Facility RB(d)	6.15%	11/15/2049	2,968	0
Series 2013, Retirement Facility RB(d)	6.25%	05/09/2053	673	0
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS–AMBAC)(b)(i)	5.00%	07/15/2039	10,000	10,036,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/2040	$1,000	$1,218,790
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(i)	8.00%	07/01/2038	37,110	32,448,242
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, Retirement Facility RB	6.13%	11/15/2029	1,000	1,111,000
Series 2009, Retirement Facility RB	6.38%	11/15/2044	7,150	7,952,516
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,500	1,544,580
Series 2007, Retirement Facility RB	5.75%	11/15/2037	2,500	2,559,725
Series 2014, Retirement Facility RB	5.63%	11/15/2041	3,250	3,586,213
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/2017	305	307,830
Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,500	1,533,105
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,600	1,630,768
Series 2009 A, Retirement Facility RB	8.00%	02/15/2038	12,350	13,901,654
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	7.75%	11/15/2019	595	513,074
Series 2010 A, Retirement Facility RB	8.00%	11/15/2029	3,125	2,674,188
Series 2010 A, Retirement Facility RB	8.13%	11/15/2039	7,000	6,003,830
Series 2010 A, Retirement Facility RB	8.25%	11/15/2044	13,000	11,154,000
Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/2016	1,775	1,508,342
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/2029	2,135	2,328,687
Series 2009 A, Retirement Facility RB	8.25%	11/15/2039	2,140	2,320,980
Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	6,710	7,256,932
Series 2009 B, Retirement Facility RB(g)	7.75%	11/15/2016	1,230	1,224,121
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP–GNMA)(i)	6.90%	07/02/2024	100	102,897
Texas (State of) Water Development Board;
Series 2008 B, Sub. Lien State Revolving Fund RB(a)	5.00%	07/15/2028	5,000	5,187,850
Series 2008 B, Sub. Lien State Revolving Fund RB(a)	5.00%	07/15/2029	11,425	11,852,181
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	16,300	20,660,902
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2031	15,000	17,235,150
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, Sr. Lien RB(i)	5.00%	12/31/2040	1,750	2,059,505
Series 2016, Sr. Lien RB(i)	5.00%	12/31/2045	9,150	10,727,368
Series 2016, Sr. Lien RB(i)	5.00%	12/31/2050	12,750	14,778,142
Series 2016, Sr. Lien RB(i)	5.00%	12/31/2055	10,500	12,105,660
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	34,575	41,524,921
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	13,415	15,868,335
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC);
Series 2013, Sr. Lien RB(i)	6.75%	06/30/2043	18,450	23,080,212
Series 2013, Sr. Lien RB(i)	7.00%	12/31/2038	4,000	5,072,880
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/2040	1,000	1,090,940
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB(g)(h)	6.88%	02/15/2020	1,455	1,756,913
Series 2010 A, Education RB(g)(h)	7.13%	02/15/2020	1,810	2,200,978
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB(f)	7.00%	12/01/2034	3,340	3,339,432

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/2042	$2,375	$2,511,586
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB(g)(h)	7.00%	11/01/2020	2,500	3,090,400
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/2033	5,300	5,420,628
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/2025	465	515,690
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/2029	2,250	2,482,808
				980,793,624

Utah–0.19%
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/2037	2,200	2,219,074
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB(f)	5.35%	07/15/2017	150	151,473
Series 2007 A, Charter School RB(f)	5.63%	07/15/2037	2,700	2,720,466
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/2030	1,650	1,774,987
Series 2010 A, Charter School RB	5.63%	07/15/2040	710	765,231
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/2030	1,250	1,376,500
Series 2010, Charter School RB	6.38%	07/15/2040	2,500	2,759,475
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/2022	675	739,868
Series 2012, RB	6.30%	07/15/2032	850	957,142
Series 2012, RB	6.55%	07/15/2042	2,000	2,265,680
				15,729,896

Vermont–0.00%
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/2022	40	40,520
Series 2002 A, RB	6.50%	06/15/2032	175	177,208
				217,728

Virgin Islands–0.51%
Virgin Islands (Government of) (Matching Fund Loan Note — Diago); Series 2009 A, RB	6.75%	10/01/2037	4,500	4,752,855
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	26,275	26,465,494
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	525	527,189
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,300	2,303,358
Series 2012 A, RB(f)	4.00%	10/01/2022	4,395	4,349,029
Series 2012 A, RB(f)	5.00%	10/01/2032	3,190	3,210,320
Series 2013 B, Ref. Sr. Lien RB(f)	5.00%	10/01/2024	750	762,285
				42,370,530

Virginia–1.80%
Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB(m)	6.60%	03/01/2025	1,229	793,332
Series 2003 B, Special Assessment RB(m)	6.75%	03/01/2034	6,719	4,338,055
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB(d)	6.25%	03/01/2037	9,500	5,222,150
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/2030	5,000	5,040,250
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/2038	5,500	5,545,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
New Port Community Development Authority;
Series 2006, Special Assessment RB	5.50%	09/01/2026	$458	$228,849
Series 2006, Special Assessment RB	5.60%	09/01/2036	1,670	834,449
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.25%	09/01/2024	6,480	6,756,566
Series 2007, Special Obligation RB	6.35%	09/01/2028	7,605	7,907,755
Series 2007, Special Obligation RB	6.45%	09/01/2037	5,065	5,263,903
The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment RB(m)	5.45%	03/01/2036	7,000	1,749,650
Series 2006 C, Special Assessment RB(m)	5.80%	03/01/2036	7,250	1,812,138
Tobacco Settlement Financing Corp.;
Series 2007 B-1, Sr. Tobacco Settlement RB	5.00%	06/01/2047	21,035	20,615,772
Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	3,000	3,003,630
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(i)	5.50%	01/01/2042	21,975	25,441,556
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(i)	5.00%	01/01/2040	45,550	50,267,158
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/2038	5,000	5,679,700
				150,500,288

Washington–2.52%
Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	6,720	7,199,338
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/2038	8,000	8,526,640
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/2025	2,000	2,003,640
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/2031	500	559,345
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	4,000	4,478,480
King (County of) Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,117,450
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,792,507
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,740,797
King (County of); Series 2011 B, Ref. Sewer RB(a)	5.00%	01/01/2034	38,540	44,616,987
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
Series 2007, Hospital RB	6.50%	12/01/2038	2,000	2,050,120
Series 2007, RB	6.25%	12/01/2028	3,645	3,739,952
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB(i)	5.00%	04/01/2030	19,500	21,230,040
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2007, RB	5.75%	12/01/2028	1,250	1,318,638
Series 2010, RB	5.75%	12/01/2035	6,000	6,832,020
Series 2010, RB	6.00%	12/01/2030	3,160	3,731,834
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB(g)(h)	7.00%	07/01/2019	9,145	10,776,834
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB(g)(h)	7.38%	03/01/2019	11,300	13,124,724
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/2040	3,415	3,789,011
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	1,700	1,850,212
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	2,150	2,305,187
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB(f)	6.20%	01/01/2036	19,025	19,664,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(f)	7.00%	07/01/2045	$2,150	$2,345,542
Series 2015 A, RB(f)	7.00%	07/01/2050	1,500	1,625,595
Series 2015 B-1, TEMPS-85SM RB(f)	5.50%	01/01/2024	7,000	7,072,450
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest);
Series 2016 A, Ref. RB(f)	5.00%	01/01/2046	3,375	3,829,714
Series 2016 A, Ref. RB(f)	5.00%	01/01/2051	3,650	4,119,134
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds(a)(g)(h)	5.00%	02/01/2019	18,450	20,366,402
				209,807,213

West Virginia–0.69%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(i)	5.50%	10/15/2037	5,250	5,443,830
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/2035	3,340	3,360,775
Series 2013, Ref. Tax Increment Allocation RB (Acquired 02/15/2008; Cost $988,497)(f)	7.00%	06/01/2035	1,000	499,720
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	5,650	6,590,782
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(f)(i)	7.25%	02/01/2036	10,965	11,204,585
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	1,500	1,593,300
Series 2008, RB	6.50%	10/01/2038	14,000	14,816,060
Series 2008, RB	6.75%	10/01/2043	13,150	13,937,027
				57,446,079

Wisconsin–2.11%
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB(i)	5.25%	04/01/2030	4,000	4,493,320
Public Financing Authority (Rose Villa); Series 2014 A, Senior Living RB	6.00%	11/15/2049	2,500	2,854,250
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB(i)	5.75%	11/01/2037	4,000	4,184,880
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/2028	850	904,732
Series 2008, RB	7.25%	06/01/2038	1,000	1,060,990
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/2018	360	361,181
Series 1998, RB	5.75%	10/01/2028	2,485	2,489,970
Series 1998, Special Term RB	5.90%	10/01/2028	325	325,692
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	2,635	2,900,186
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB(g)(h)	7.25%	09/15/2019	4,000	4,710,040
Series 2009 A, RB(g)(h)	7.63%	09/15/2019	1,000	1,199,950
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2010, RB	7.00%	08/01/2033	2,000	2,053,020
Series 2012, RB	5.75%	08/01/2035	3,215	3,356,621
Series 2012, RB	5.88%	08/01/2042	2,660	2,779,141
Series 2013, RB	7.00%	08/01/2043	6,500	7,089,420
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth);
Series 2016 A, RB(f)	5.00%	06/01/2036	1,500	1,547,805
Series 2106 A, RB(f)	5.13%	06/01/2048	3,500	3,617,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	$465	$526,064
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/2028	7,980	9,818,512
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/2035	10,150	12,651,671
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/2046	4,000	5,012,720
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada);
Series 2015, RB	5.50%	12/01/2035	4,000	4,162,880
Series 2015, RB	5.75%	12/01/2045	6,660	6,942,584
Wisconsin (State of) Public Finance Authority (North Carolina Charter Educational Foundation); Series 2016 A, Education RB	5.00%	06/15/2046	5,000	5,046,750
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,718,561
Series 2015, Ref. RB	5.88%	04/01/2045	7,500	8,096,550
Wisconsin (State of) Public Finance Authority (Third Amended and Restated Promissory Note of Natgasoline LLC); Series 2016, Pass Through RB(f)	10.00%	06/30/2021	20,000	20,200,000
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.);
Series 2012 A, Charter School RB	5.50%	10/01/2022	635	713,270
Series 2012 A, Charter School RB	6.00%	10/01/2032	1,475	1,630,332
Series 2012 A, Charter School RB	6.20%	10/01/2042	1,300	1,438,255
Wisconsin Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(a)	5.00%	11/15/2039	38,800	47,448,908
				176,336,135

Wyoming–0.09%
West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,290,824
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,824,820
				7,115,644
Total Municipal Obligations (Cost $8,321,250,348)				9,091,937,684

Bonds and Notes–0.04%
Texas–0.04%
Sears Tyler Methodist Retirement Corp. Sub. Notes (Acquired 02/25/2013; Cost $0)(f)	2.00%	02/25/2048	135	0
Texas Pellets Inc./German Pellets Texas LLC., Sr. Sec. Notes(f)	8.00%	12/31/2016	3,125	3,148,437
Total Bonds and Notes (Cost $3,125,000)				3,148,437
TOTAL INVESTMENTS(q)–109.06% (Cost $8,324,375,348)				9,095,086,121
FLOATING RATE NOTE OBLIGATIONS–(10.00)%
Notes with interest and fee rates ranging from 1.10% to 1.67% at 08/31/2016 and contractual maturities of collateral ranging from 07/01/2022 to 10/01/2052 (See Note 1J)(r)				(834,325,000)
OTHER ASSETS LESS LIABILITIES–0.94%				78,453,683
NET ASSETS–100.00%				$8,339,214,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Invesco High Yield Municipal Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance Co.
Conv.	– Convertible
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior

LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2016 was $58,097,824, which represented less than 1% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $899,240,962, which represented 10.78% of the Fund’s Net Assets.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security subject to the alternative minimum tax.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2016 was $19,835,119, which represented less than 1% of the Fund’s Net Assets.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(o)	Restructured security not accruing interest income. The aggregate value of these securities at August 31, 2016 was $218,404, which represented less than 1% of the Fund’s Net Assets.
(p)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2016. At August 31, 2016, the Fund’s investments with a value of $1,479,361,028 are held by TOB Trusts and serve as collateral for the $834,325,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2016

Revenue Bonds	87.2%
Pre-refunded Bonds	8.2
General Obligation Bonds	4.3
Other	0.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Invesco High Yield Municipal Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $8,324,375,348)	$9,095,086,121
Receivable for:
Investments sold	13,408,917
Fund shares sold	10,234,393
Interest	121,366,208
Custody expenses reimbursed	563,701
Investment for trustee deferred compensation and retirement plans	590,006
Other assets	225,073
Total assets	9,241,474,419

Liabilities:
Floating rate note obligations	834,325,000
Payable for:
Investments purchased	21,539,707
Fund shares reacquired	7,004,214
Amount due custodian	20,841,954
Dividends	14,524,779
Accrued fees to affiliates	3,189,490
Accrued trustees’ and officers’ fees and benefits	19,938
Accrued other operating expenses	138,107
Trustee deferred compensation and retirement plans	676,426
Total liabilities	902,259,615
Net assets applicable to shares outstanding	$8,339,214,804

Net assets consist of:
Shares of beneficial interest	$8,264,313,860
Undistributed net investment income	30,230,988
Undistributed net realized gain (loss)	(726,040,817)
Net unrealized appreciation	770,710,773
$8,339,214,804

Net Assets:
Class A	$5,073,818,095
Class B	$52,340,580
Class C	$1,225,436,568
Class Y	$1,987,013,196
Class R5	$606,365

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	483,578,986
Class B	4,965,552
Class C	117,170,062
Class Y	189,019,259
Class R5	57,833
Class A:
Net asset value per share	$10.49
Maximum offering price per share
(Net asset value of $10.49 ÷ 95.75%)	$10.96
Class B:
Net asset value and offering price per share	$10.54
Class C:
Net asset value and offering price per share	$10.46
Class Y:
Net asset value and offering price per share	$10.51
Class R5:
Net asset value and offering price per share	$10.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                         Invesco High Yield Municipal Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$232,612,487
Other income	550,920
Total investment income	233,163,407

Expenses:
Advisory fees	20,448,477
Administrative services fees	358,261
Distribution fees:
Class A	6,271,743
Class B	72,095
Class C	6,099,454
Interest, facilities and maintenance fees	4,762,194
Transfer agent fees — A, B, C and Y	2,651,907
Transfer agent fees — R5	975
Trustees’ and officers’ fees and benefits	58,292
Registration and filing fees	161,171
Reports to shareholders	216,202
Professional services fees	81,975
Other	379,931
Total expenses	41,562,677
Less: Expense offset arrangement(s)	(1,684)
Net expenses	41,560,993
Net investment income	191,602,414

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(25,872,239)
Change in net unrealized appreciation of investment securities	323,152,256
Net realized and unrealized gain	297,280,017
Net increase in net assets resulting from operations	$488,882,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44                         Invesco High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$191,602,414	$381,403,214
Net realized gain (loss)	(25,872,239)	(22,107,698)
Change in net unrealized appreciation	323,152,256	36,051,867
Net increase in net assets resulting from operations	488,882,431	395,347,383

Distributions to shareholders from net investment income:
Class A	(119,732,857)	(236,359,912)
Class B	(1,378,875)	(3,420,031)
Class C	(24,665,840)	(50,736,688)
Class Y	(44,863,440)	(73,224,237)
Class R5	(48,905)	(139,918)
Total distributions from net investment income	(190,689,917)	(363,880,786)

Share transactions–net:
Class A	49,147,569	27,434,950
Class B	(10,703,231)	(15,954,610)
Class C	(2,073,552)	(42,485,881)
Class Y	362,126,508	206,084,530
Class R5	(2,111,927)	(230,205)
Net increase in net assets resulting from share transactions	396,385,367	174,848,784
Net increase in net assets	694,577,881	206,315,381

Net assets:
Beginning of period	7,644,636,923	7,438,321,542
End of period (includes undistributed net investment income of $30,230,988 and $29,318,491, respectively)	$8,339,214,804	$7,644,636,923

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the opening of business on August 1, 2014, the Fund has limited public sales of its shares to certain investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield

45                         Invesco High Yield Municipal Fund

(for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

46                         Invesco High Yield Municipal Fund

H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

47                         Invesco High Yield Municipal Fund

K.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $300 million	0.60%
Next $300 million	0.55%
Over $600 million	0.50%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.51%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $303,419 in front-end sales commissions from the sale of Class A shares and $42,893, $4,066 and $8,890 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

48                         Invesco High Yield Municipal Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$9,090,879,337	$1,058,347	$9,091,937,684
Bonds and Notes	—	3,148,437	0	3,148,437
Total Investments	$—	$9,094,027,774	$1,058,347	$9,095,086,121

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Fund engaged in securities purchases of $106,316,714 and securities sales of $227,510,952, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,684.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2016 were $813,830,571 and 1.11%, respectively.

49                         Invesco High Yield Municipal Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$261,369,579	$—	$261,369,579
February 28, 2018	77,334,684	—	77,334,684
February 28, 2019	42,986,977	—	42,986,977
Not subject to expiration	129,099,845	166,589,978	295,689,823
	$510,791,085	$166,589,978	$677,381,063

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $907,895,611 and $423,244,386, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,041,175,404
Aggregate unrealized (depreciation) of investment securities	(283,041,060)
Net unrealized appreciation of investment securities	$758,134,344

Cost of investments for tax purposes is $8,336,951,777.

50                         Invesco High Yield Municipal Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	26,410,176	$273,256,441	60,759,910	$607,699,312
Class B	12,586	128,914	38,573	389,502
Class C	4,350,608	44,808,830	8,179,841	81,586,210
Class Y	50,864,922	526,976,106	62,876,426	630,677,988
Class R5	1,434	15,000	29,763	295,124

Issued as reinvestment of dividends:
Class A	6,082,311	63,088,641	13,023,397	130,805,391
Class B	77,658	808,713	199,307	2,007,869
Class C	1,395,786	14,429,317	2,980,805	29,996,994
Class Y	2,565,801	26,685,333	4,560,484	46,122,445
Class R5	324	3,356	7,010	69,951

Automatic conversion of Class B shares to Class A shares:
Class A	804,312	8,319,352	911,462	9,111,076
Class B	(800,542)	(8,319,352)	(907,266)	(9,111,076)

Reacquired:
Class A	(28,547,770)	(295,516,865)	(72,186,898)	(720,180,829)
Class B	(319,332)	(3,321,506)	(921,124)	(9,240,905)
Class C	(5,945,828)	(61,311,699)	(15,472,547)	(154,069,085)
Class Y	(18,506,447)	(191,534,931)	(47,027,313)	(470,715,903)
Class R5	(204,341)	(2,130,283)	(59,490)	(595,280)
Net increase in share activity	38,241,658	$396,385,367	16,992,340	$174,848,784

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Invesco High Yield Municipal Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/16	$10.11	$0.25	$0.38	$0.63	$(0.25)	$10.49	6.27%		$5,073,818	0.97	%(d)	0.85	%(d)	4.80	%(d)	5%
Year ended 02/29/16	10.06	0.52	0.03	0.55	(0.50)	10.11	5.62		4,838,666	0.93		0.86		5.22		14
Year ended 02/28/15	9.39	0.51	0.67	1.18	(0.51)	10.06	12.86		4,791,381	0.93		0.86		5.18		17
Year ended 02/28/14	10.17	0.53	(0.78)	(0.25)	(0.53)	9.39	(2.37)		4,317,516	0.92		0.87		5.58		35
Year ended 02/28/13	9.71	0.53	0.49	1.02	(0.56)	10.17	10.78		4,981,494	0.90		0.84		5.32		19
Year ended 02/29/12	8.85	0.57	0.85	1.42	(0.56)	9.71	16.56		3,766,082	0.93		0.85		6.24		16
Class B
Six months ended 08/31/16	10.15	0.25	0.39	0.64	(0.25)	10.54	6.36	(e)	52,341	0.97	(d)(e)	0.85	(d)(e)	4.80	(d)(e)	5
Year ended 02/29/16	10.11	0.52	0.02	0.54	(0.50)	10.15	5.51	(e)	60,864	0.93	(e)	0.86	(e)	5.22	(e)	14
Year ended 02/28/15	9.43	0.51	0.68	1.19	(0.51)	10.11	12.94	(e)	76,661	0.93	(e)	0.86	(e)	5.18	(e)	17
Year ended 02/28/14	10.22	0.53	(0.79)	(0.26)	(0.53)	9.43	(2.44	)(e)	85,969	0.92	(e)	0.87	(e)	5.58	(e)	35
Year ended 02/28/13	9.75	0.53	0.51	1.04	(0.57)	10.22	10.87	(e)	132,952	0.90	(e)	0.84	(e)	5.32	(e)	19
Year ended 02/29/12	8.85	0.60	0.85	1.45	(0.55)	9.75	16.89	(e)	163,123	0.68	(e)	0.60	(e)	6.49	(e)	16
Class C
Six months ended 08/31/16	10.07	0.21	0.39	0.60	(0.21)	10.46	6.00		1,225,437	1.72	(d)	1.60	(d)	4.05	(d)	5
Year ended 02/29/16	10.03	0.45	0.02	0.47	(0.43)	10.07	4.79	(f)	1,182,368	1.66	(f)	1.59	(f)	4.49	(f)	14
Year ended 02/28/15	9.36	0.43	0.68	1.11	(0.44)	10.03	12.06	(f)	1,220,444	1.67	(f)	1.60	(f)	4.44	(f)	17
Year ended 02/28/14	10.15	0.46	(0.79)	(0.33)	(0.46)	9.36	(3.15)		991,079	1.67		1.62		4.83		35
Year ended 02/28/13	9.69	0.46	0.49	0.95	(0.49)	10.15	9.97		1,237,889	1.65		1.59		4.57		19
Year ended 02/29/12	8.83	0.50	0.85	1.35	(0.49)	9.69	15.73		881,847	1.68		1.60		5.49		16
Class Y
Six months ended 08/31/16	10.12	0.26	0.39	0.65	(0.26)	10.51	6.50		1,987,013	0.72	(d)	0.60	(d)	5.05	(d)	5
Year ended 02/29/16	10.08	0.55	0.01	0.56	(0.52)	10.12	5.78		1,560,105	0.68		0.61		5.47		14
Year ended 02/28/15	9.41	0.54	0.67	1.21	(0.54)	10.08	13.12		1,346,986	0.68		0.61		5.43		17
Year ended 02/28/14	10.19	0.56	(0.79)	(0.23)	(0.55)	9.41	(2.11)		679,827	0.67		0.62		5.83		35
Year ended 02/28/13	9.73	0.56	0.49	1.05	(0.59)	10.19	11.04		920,379	0.65		0.59		5.57		19
Year ended 02/29/12	8.87	0.59	0.84	1.43	(0.57)	9.73	16.83		431,266	0.68		0.60		6.49		16
Class R5
Six months ended 08/31/16	10.11	0.26	0.37	0.63	(0.26)	10.48	6.29		606	0.75	(d)	0.63	(d)	5.02	(d)	5
Year ended 02/29/16	10.07	0.54	0.02	0.56	(0.52)	10.11	5.77		2,633	0.72		0.65		5.43		14
Year ended 02/28/15	9.41	0.53	0.67	1.20	(0.54)	10.07	13.01		2,851	0.68		0.61		5.43		17
Year ended 02/28/14	10.18	0.56	(0.78)	(0.22)	(0.55)	9.41	(2.00)		2,794	0.66		0.61		5.84		35
Year ended 02/28/13(g)	9.79	0.46	0.42	0.88	(0.49)	10.18	9.16		8,466	0.67	(h)(i)	0.63	(i)	5.55	(i)	19

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $729,359,150 and sold of $70,250,290 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco High Income Municipal Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,976,492, $57,206, $1,209,629 $1,777,451 and $1,934 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.25%, and 0.00% for the six months ended August 31, 2016 and the years ended February 29, 2016, February 28, 2015, February 28, 2014, February 28, 2013 and February 29, 2012.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% and 0.99% for the years ended February 29, 2016 and February 28, 2015.
(g)	Commencement date of April 30, 2012.
(h)	For the year ended February 28, 2013, the ratio of expenses to average net assets without fee waivers and/or expenses absorbed was 0.69%.
(i)	Annualized.

52                         Invesco High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,062.70	$5.04	$1,020.32	$4.94	0.97%
B	1,000.00	1,063.60	5.05	1,020.32	4.94	0.97
C	1,000.00	1,060.00	8.93	1,016.53	8.74	1.72
Y	1,000.00	1,065.00	3.75	1,021.58	3.67	0.72
R5	1,000.00	1,062.90	3.90	1,021.42	3.82	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

53                         Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco High Yield Municipal Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper High Yield Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three, and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual

54                         Invesco High Yield Municipal Fund

management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

55                         Invesco High Yield Municipal Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242                 VK-HYM-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2016

Invesco Intermediate Term Municipal Income Fund
Nasdaq:
A: VKLMX ■ B: VKLBX ■ C: VKLCX ■ Y: VKLIX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

26 Financial Statements

28 Notes to Financial Statements

34 Financial Highlights

35 Fund Expenses

36 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.12%
Class B Shares	3.08
Class C Shares	2.74
Class Y Shares	3.25
S&P Municipal Bond Index▼ (Broad Market Index)	3.35
S&P Municipal Bond 2-17 Years Investment Grade Index▼ (Style-Specific Index)	2.42
Lipper Intermediate Municipal Debt Funds Index■ (Peer Group Index)	2.47
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 2-17 Years Investment Grade Index is composed of market value-weighted investment grade US municipal bonds and seeks to measure the performance of US municipals whose maturities are equal to or greater than two years but less than 17 years.

    The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Intermediate Term Municipal Income Fund

Average Annual Total Returns

As of 8/31/16, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	4.77%
10 Years	4.13
5 Years	3.79
1 Year	3.78

Class B Shares
Inception (5/28/93)	4.62%
10 Years	4.19
5 Years	4.03
1 Year	1.42

Class C Shares
Inception (10/19/93)	3.88%
10 Years	3.61
5 Years	3.55
1 Year	4.64

Class Y Shares
Inception (8/12/05)	4.54%
10 Years	4.64
5 Years	4.58
1 Year	6.67

Average Annual Total Returns

As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	4.80%
10 Years	4.34
5 Years	4.20
1 Year	4.46

Class B Shares
Inception (5/28/93)	4.65%
10 Years	4.42
5 Years	4.41
1 Year	2.02

Class C Shares
Inception (10/19/93)	3.90%
10 Years	3.85
5 Years	3.96
1 Year	5.26

Class Y Shares
Inception (8/12/05)	4.60%
10 Years	4.87
5 Years	5.00
1 Year	7.38

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Intermediate Term Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Intermediate Term Municipal Income Fund (renamed Invesco Intermediate Term Municipal Income Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Intermediate Term Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.86%, 0.86%, 1.61% and 0.61%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.90%, 0.90%, 1.65% and 0.65%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2005, the CDSC on Class B shares declines from 3% at the time of purchase to 0% at the beginning of the fifth year. For shares purchased after June 1, 2005, and before June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3 Invesco Intermediate Term Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Intermediate Term Municipal Income Fund

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.21%
Alabama–1.21%
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(a)	5.00%	09/01/2025	$1,500	$1,870,050
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(a)	5.00%	09/01/2028	1,500	1,842,750
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.50%	06/01/2030	2,000	2,281,740
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB	5.00%	09/01/2034	5,000	6,464,350
Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	5.00%	12/01/2021	2,250	2,663,145
				15,122,035

Alaska–0.24%
Alaska (State of) Municipal Bond Bank Authority;
Series 2009, RB(b)(c)	5.00%	09/01/2018	245	266,357
Series 2009, RB	5.00%	09/01/2022	5	5,410
Series 2009, RB(b)(c)	5.25%	09/01/2018	390	425,931
Series 2009, RB	5.25%	09/01/2024	10	10,860
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB(b)(c)	5.50%	09/01/2019	1,000	1,140,270
Series 2009, Lease RB (INS–AGC)(a)	5.00%	09/01/2019	1,000	1,119,180
				2,968,008

Arizona–2.30%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	4,141,778
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026	2,000	2,236,040
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.00%	11/15/2024	2,025	2,215,735
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,244,140
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/2020	285	284,778
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. Education Facilities RB	5.00%	07/01/2036	1,675	1,918,294
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(d)	5.75%	07/01/2024	1,000	1,158,250
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2027	3,000	3,480,600
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/2024	585	639,224
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/2025	750	771,255
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB(c)	5.25%	12/01/2018	500	528,840
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/2022	1,000	1,098,600
University Medical Center Corp.; Series 2009, Hospital RB(c)	5.25%	07/01/2017	1,000	1,039,400
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds(d)	5.00%	07/15/2020	700	754,334
Series 2013 A, Ref. Unlimited Tax GO Bonds(d)	5.00%	07/15/2021	485	529,450
Series 2013 A, Ref. Unlimited Tax GO Bonds(d)	5.00%	07/15/2022	570	628,761
Series 2013 A, Ref. Unlimited Tax GO Bonds(d)	5.00%	07/15/2023	825	917,516
Series 2013 B, Unlimited Tax GO Bonds(d)	5.00%	07/15/2023	560	622,798
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	2,000	2,348,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2025	$1,000	$1,214,420
				28,772,813

Arkansas–0.13%
Pulaski (County of) Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,629,925

California–9.44%
Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Tax-Exempt Second Sub Lien RB	5.00%	10/01/2034	5,450	6,695,815
California (State of) Health Facilities Financing Authority (Cedars Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2030	1,000	1,260,650
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP(b)(c)	5.00%	02/01/2017	825	840,131
Series 2007, COP	5.00%	02/01/2021	1,175	1,194,716
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	1,500	1,739,700
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(d)	5.50%	07/01/2018	380	400,642
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(d)(e)	5.00%	07/01/2027	7,000	7,984,970
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/2023	1,400	1,572,102
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	500	548,380
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-2, TEMPS-55SM RB	2.40%	10/01/2020	1,250	1,251,125
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB(b)(f)	1.51%	05/01/2017	4,000	4,007,840
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2029	3,000	3,542,790
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(b)(c)	6.25%	08/01/2019	1,685	1,957,785
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB(d)	6.25%	11/15/2019	495	530,991
California (State of);
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds(f)	1.71%	05/01/2020	2,000	2,028,440
Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2034	5,000	6,286,350
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB(g)	0.00%	06/01/2033	3,945	1,509,475
California Infrastructure & Economic Development Bank; Series 2016 A, RB	4.00%	10/01/2035	2,300	2,650,060
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/2021	810	947,473
Series 2013, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,213,970
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB(b)	5.00%	01/15/2020	5,000	5,475,000
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/2022	1,000	1,165,070
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	3,190	3,241,008
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	6,000	6,059,100
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	2,000	2,358,800
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2019	475	517,484
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2020	450	521,082
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2021	375	446,858
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2022	710	862,877
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2023	500	619,275
Irvine Ranch Water District; Series 1993, VRD Special Assessment RB (LOC–U.S.Bank N.A.)(h)(i)	0.50%	04/01/2033	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Special Tax RB	5.00%	09/01/2028	$2,300	$2,754,687
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/2022	3,200	3,611,136
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(d)	5.50%	03/01/2018	100	105,154
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,184,970
Oakland Unified School District (County of Alameda, California);
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2028	1,000	1,264,860
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2029	1,160	1,456,995
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/2022	575	695,072
Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	450	539,762
Regents of the University of California;
Series 2009 O, General RB(b)(c)(j)	5.75%	05/15/2019	795	905,171
Series 2009 O, General RB(b)(c)(j)	5.75%	05/15/2019	1,185	1,349,217
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	1,500	1,710,600
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/2026	2,000	2,163,300
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,170,810
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB(e)	5.00%	07/01/2023	700	862,134
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(e)	5.00%	05/01/2023	2,000	2,340,960
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB(b)(c)	6.00%	08/01/2019	1,085	1,252,828
Series 2009 D, Tax Allocation RB(b)(c)	6.25%	08/01/2019	1,000	1,161,890
Series 2011 D, Tax Allocation RB(b)(c)	6.63%	02/01/2021	500	625,800
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2027	750	872,603
Series 2013 B, Special Tax RB	5.00%	08/01/2027	405	471,205
San Jose (City of); Series 2011 A-1, Airport RB(e)	5.25%	03/01/2026	2,000	2,295,460
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(a)	5.50%	08/01/2026	3,195	3,798,535
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.00%	09/01/2026	1,030	1,220,066
Series 2013, Special Tax RB	5.13%	09/01/2027	1,200	1,421,136
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,265,120
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)	3.20%	06/01/2020	5,000	5,009,100
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2023	1,000	1,317,610
				118,256,140

Colorado–1.13%
Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy);
Series 2014, Ref. & Improvement Charter School RB(d)	5.13%	07/01/2034	1,500	1,643,595
Series 2014, Ref. & Improvement Charter School RB(d)	4.13%	07/01/2024	500	533,055
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(d)	5.00%	12/01/2025	550	576,950
Series 2015 A, Ref. RB(d)	5.50%	12/01/2030	750	796,845
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.00%	01/15/2022	750	839,812
Series 2010, Private Activity RB	5.25%	07/15/2019	1,000	1,119,120
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds(j)	5.00%	08/01/2024	2,000	2,163,540
Series 2008, Unlimited Tax GO Bonds(j)	5.00%	08/01/2025	500	540,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of) Colorado; Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2027	$800	$1,033,992
Denver (City & County of); Series 2012 A, Airport System RB(e)	5.00%	11/15/2022	740	889,813
Plaza Metropolitan District No. 1;
Series 2013, Ref. Tax Allocation RB(d)	5.00%	12/01/2017	1,170	1,214,121
Series 2013, Ref. Tax Allocation RB(d)	5.00%	12/01/2021	1,045	1,165,896
Series 2013, Ref. Tax Allocation RB(d)	5.00%	12/01/2022	500	563,300
University of Colorado; Series 2009 A, Enterprise System RB(b)(c)	5.50%	06/01/2019	1,000	1,131,090
				14,211,814

Connecticut–0.29%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(e)	5.50%	04/01/2021	1,000	1,149,940
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds(f)	0.98%	03/01/2018	2,500	2,500,000
				3,649,940

Delaware–0.04%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/2022	500	500,000

District of Columbia–0.95%
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2030	2,250	2,328,773
District of Columbia Water & Sewer Authority; Series 2016 A, Ref. Sub. Lien Public Utility RB	5.00%	10/01/2034	3,000	3,745,680
District of Columbia; Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/2019	3,000	3,163,500
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System Revenue Bond(e)	5.00%	10/01/2035	2,215	2,694,791
				11,932,744

Florida–3.84%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/2022	1,750	1,795,622
Atlantic Beach (City of) (Fleet Landing);
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2023	565	667,706
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2021	440	505,468
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2022	375	437,243
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,147,110
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,000	2,068,960
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	2,000	2,407,980
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(d)	7.25%	05/15/2026	1,215	1,446,555
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(d)	6.50%	05/15/2020	1,000	1,002,040
Florida (State of) Department of Environmental Protection; Series 2014, Ref. Preservation RB	5.00%	07/01/2022	4,925	5,965,554
Florida (State of) Higher Educational Facilities Financial Authority (Nova Southeastern University);
Series 2016, Ref. Education Facility RB	5.00%	04/01/2033	1,150	1,400,194
Series 2016, Ref. Education Facility RB	5.00%	04/01/2035	3,080	3,717,930
Series 2016, Ref. Education Facility RB	5.00%	04/01/2036	1,000	1,203,350
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,336,020
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,177,110
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB(d)	6.00%	06/15/2035	1,265	1,346,567
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/2024	1,990	2,290,609
Series 2012, RB	5.50%	11/15/2032	1,670	1,923,172
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/2024	415	501,029
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/2022	2,000	2,410,040
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,212,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	$4,000	$4,729,720
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2023	1,215	1,406,460
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(b)	5.35%	05/01/2018	1,000	1,070,500
Reedy Creek Improvement District;
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2021	885	1,042,680
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2022	800	958,344
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(d)	5.75%	10/01/2022	750	783,697
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS–AGM)(a)(e)	5.00%	10/01/2018	1,000	1,083,660
				48,037,530

Georgia–0.26%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	555	627,755
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/2017	1,500	1,580,415
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/2024	1,000	1,098,590
				3,306,760

Guam–0.73%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(c)	5.25%	12/01/2017	1,000	1,058,550
Series 2009 A, Limited Obligation RB(c)	5.50%	12/01/2018	1,000	1,108,540
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(e)	6.00%	10/01/2023	3,000	3,260,280
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/2021	1,500	1,744,410
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/2022	1,700	2,009,961
				9,181,741

Hawaii–1.09%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/2027	1,000	1,144,320
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, Lease Revenue COP(e)	5.00%	08/01/2021	1,000	1,171,480
Series 2013, Lease Revenue COP(e)	5.00%	08/01/2022	2,000	2,376,200
Series 2013, Lease Revenue COP(e)	5.00%	08/01/2023	1,250	1,507,087
Honolulu (City and County of); Series 2015 A, Ref. Jr. Wastewater System RB(j)	5.00%	07/01/2031	6,000	7,417,860
				13,616,947

Idaho–0.04%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	500	560,125

Illinois–11.93%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,018,700
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/2025	1,500	1,681,710
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, Tax Increment Allocation Revenue COP(d)	6.84%	03/15/2033	2,400	2,402,520
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP(d)	7.00%	01/15/2029	1,421	1,430,648
Chicago (City of) (Metramarket Chicago); Series 2010 A, Tax Increment Allocation Revenue COP	6.87%	02/15/2024	889	891,709
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(e)	5.50%	01/01/2027	1,000	1,216,500
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,000	1,189,390
Series 2014 A, Ref. Second Lien RB(e)	5.00%	01/01/2023	3,000	3,578,070
Chicago (City of) (O’Hare International Airport); Series 2015 A, Ref. RB(e)	5.00%	01/01/2029	6,000	7,171,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	$640	$640,934
Chicago (City of) Metropolitan Water Reclamation District;
Series 2011 B, Capital Improvement Limited Tax GO Bonds(j)	5.00%	12/01/2024	3,000	3,533,100
Series 2015 C, Limited Tax GO Green Bonds(j)	5.00%	12/01/2027	7,000	8,640,520
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/2023	2,200	2,325,356
Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/2024	3,965	4,181,648
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2027	1,000	1,137,950
Chicago (City of);
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2028	1,250	1,518,100
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2029	8,000	9,678,800
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2030	1,000	1,206,220
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	1,795	1,947,180
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2029	2,500	2,955,075
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2030	1,500	1,764,420
Series 2010 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/2029	2,500	2,692,800
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	750	806,933
Series 2015 A, Unlimited Tax GO Bonds	5.38%	01/01/2029	5,000	5,372,800
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS–AGC)(a)	4.60%	03/01/2017	187	188,775
Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(h)(i)	0.65%	02/01/2029	2,000	2,000,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB(b)(c)	6.13%	11/01/2018	1,000	1,118,170
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/2019	1,000	1,106,950
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2026	1,000	1,185,160
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,463,937
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/2023	750	922,088
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/2023	900	965,673
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/2024	1,175	1,259,036
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/2026	380	406,171
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,890	2,071,213
Illinois (State of) Finance Authority (Memorial Health System); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(h)(i)	0.58%	10/01/2022	690	690,000
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	271	33,708
Series 2016 B, RB	5.63%	05/15/2020	1,534	1,553,720
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,505	1,690,837
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/2024	550	588,258
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,000	2,167,640
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Dedicated State Tax CAB RB (INS–NATL)(a)(g)	0.00%	12/15/2032	10,000	5,438,000
Series 2012 B, RB(j)	5.00%	12/15/2020	5,000	5,623,550
Series 2012 B, RB(j)	5.00%	06/15/2023	3,500	4,008,235
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS–AGM)(a)(g)	0.00%	12/15/2029	2,550	1,599,054
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB(j)	5.00%	01/01/2024	12,500	15,517,375
Illinois (State of);
Series 2012, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/2022	1,250	1,444,663
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2022	2,000	2,263,420
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2022	2,000	2,250,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/2021	$330	$310,500
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	12/01/2020	2,900	2,670,871
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	1,413	1,477,390
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2016 A, Ref. RB	5.00%	12/01/2028	3,000	3,753,180
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	3,000	3,537,990
Series 2010, RB	5.38%	06/01/2021	525	622,162
Springfield (City of);
Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2032	2,000	2,384,120
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2033	3,500	4,157,475
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/2026	3,425	3,936,421
				149,389,345

Indiana–4.11%
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana);
Series 2007, Hospital RB(b)(c)	5.50%	03/01/2017	325	332,962
Series 2007, Hospital RB	5.50%	03/01/2022	175	179,142
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(e)	5.25%	09/01/2028	1,980	2,219,956
Series 2014, RB(e)	5.25%	09/01/2029	3,000	3,345,840
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB(b)(c)	5.25%	05/01/2018	365	393,156
Series 2006 E, Ref. Health System RB(b)(c)	5.25%	05/01/2018	200	215,428
Series 2006 E, Ref. Health System RB(b)(c)	5.25%	05/01/2018	175	188,500
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS–AMBAC)(a)(g)	0.00%	12/01/2016	1,695	1,692,712
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB(b)(c)	5.25%	01/01/2019	500	552,740
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB(c)(e)	5.10%	01/15/2017	760	772,358
Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB(c)	5.00%	01/15/2017	1,260	1,280,790
Series 2008, First Mortgage RB(c)	5.00%	07/15/2017	1,285	1,334,614
Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS–NATL)(a)(g)	0.00%	01/15/2017	2,000	1,993,680
Series 2002, First Mortgage CAB RB (INS–NATL)(a)(g)	0.00%	01/15/2018	3,000	2,951,460
Michigan City School Building Corp.; Series 2016 A, Ref. RB (CEP–Colorado Higher Education Intercept Program)	5.00%	01/15/2025	8,000	9,770,640
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS–AMBAC)(a)(g)	0.00%	02/15/2019	1,850	1,788,358
Northern Indiana Commuter Transportation District;
Series 2016, Limited Obligation RB	5.00%	07/01/2026	475	603,088
Series 2016, Limited Obligation RB	5.00%	07/01/2027	1,800	2,271,618
Series 2016, Limited Obligation RB	5.00%	07/01/2028	1,250	1,566,100
Northwest Allen School Building Corp.; Series 2008, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/2019	3,200	3,374,784
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(e)	5.88%	01/01/2024	1,430	1,684,340
Whiting (City of) (BP Products North America);
Series 2008, Environmental Facilities RB(b)	1.85%	10/01/2019	6,000	6,084,600
Series 2014, Environmental Facilities Floating Rate RB(b)(e)(f)	1.31%	12/02/2019	7,000	6,919,570
				51,516,436

Iowa–1.54%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(b)(c)	5.63%	06/01/2018	1,000	1,086,630
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(b)(c)	5.50%	06/15/2020	2,255	2,643,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	$5,555	$5,785,144
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS–AGC)(a)	5.00%	02/15/2019	1,000	1,100,190
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, Health Facilities RB	4.00%	08/15/2022	1,905	2,170,747
Series 2012, Health Facilities RB	4.00%	08/15/2023	1,200	1,358,808
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	1,750	1,763,037
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(e)	5.50%	12/01/2025	3,095	3,340,867
				19,248,644

Kansas–0.51%
Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	09/01/2019	2,630	2,839,427
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2023	1,000	1,135,020
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2031	1,000	1,112,630
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/2028	1,140	1,327,313
				6,414,390

Kentucky–3.02%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.00%	08/15/2018	1,000	1,071,260
Series 2009 A, Hospital RB	5.38%	08/15/2024	1,000	1,078,860
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Highway); Series 2015 A, Sr. RB	5.00%	07/01/2030	3,000	3,574,410
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015, Sr. RB	5.00%	07/01/2027	1,500	1,811,595
Series 2015 A, Sr. RB	5.00%	07/01/2032	1,500	1,770,315
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.50%	11/15/2035	1,750	1,881,950
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2016, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/2031	5,000	6,065,450
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/2026	1,000	1,227,490
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/2027	1,620	1,980,628
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/2028	1,260	1,524,499
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. Health System RB	5.00%	10/01/2032	5,000	6,145,450
Series 2016 A, Ref. Health System RB	5.00%	10/01/2033	4,060	4,973,825
Paducah (City of) Electric Plant Board;
Series 2009 A, RB(b)(c)	5.00%	04/01/2019	1,000	1,109,070
Series 2016 A, Ref. RB (INS-AGM)(a)	5.00%	10/01/2032	3,000	3,605,460
				37,820,262

Louisiana–2.68%
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/2022	1,000	1,183,240
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2007, RB	6.75%	11/01/2032	3,055	3,255,652
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $2,000,000)(d)(e)	7.00%	07/01/2024	2,000	1,166,120
Louisiana Citizens Property Insurance Corp.; Series 2009 C-1, Assessment RB(b)(c)	5.88%	06/01/2018	1,000	1,091,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/2018	$1,235	$1,303,814
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/2019	500	546,735
Series 2015 B, RB(e)	5.00%	01/01/2027	1,750	2,110,815
Series 2015 B, RB(e)	5.00%	01/01/2029	1,805	2,162,011
New Orleans (City of);
Series 2014, Ref. Water RB	5.00%	12/01/2026	1,250	1,526,937
Series 2015, Sewerage Service RB	5.00%	06/01/2030	500	604,225
Series 2015, Sewerage Service RB	5.00%	06/01/2032	300	359,910
Series 2015, Sewerage Service RB	5.00%	06/01/2033	1,050	1,255,118
Series 2015, Sewerage Service RB	5.00%	06/01/2034	1,000	1,191,020
Series 2015, Sewerage Service RB	5.00%	06/01/2035	500	593,355
Series 2015, Water System RB	5.00%	12/01/2030	500	606,360
Series 2015, Water System RB	5.00%	12/01/2031	1,750	2,110,850
Series 2015, Water System RB	5.00%	12/01/2032	1,000	1,201,620
Series 2015, Water System RB	5.00%	12/01/2034	1,200	1,432,116
Series 2015, Water System RB	5.00%	12/01/2035	1,165	1,385,080
St. Tammany (Parish of) Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,406,388
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,369,750
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	5,000	5,712,700
				33,575,156

Maryland–2.30%
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	5,519,835
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/2022	1,000	1,178,940
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB	6.00%	07/01/2023	335	408,261
Series 2011, RB	6.00%	07/01/2025	200	241,858
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB(b)(c)	5.25%	01/01/2018	250	265,535
Maryland (State of) Stadium Authority (Baltimore City Public Schools);
Series 2016, RB	5.00%	05/01/2032	3,000	3,772,410
Series 2016, RB	5.00%	05/01/2033	5,595	7,007,681
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	3,000	3,329,520
Maryland (State of) Economic Development Corp. (Purple Line Light Rail);
Series 2016 D, Private Activity RB(e)	5.00%	03/31/2028	500	617,835
Series 2016 D, Private Activity RB(e)	5.00%	09/30/2028	2,000	2,463,260
Series 2016 D, Private Activity RB(e)	5.00%	03/31/2036	1,400	1,672,986
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/2020	2,075	2,279,284
				28,757,405

Massachusetts–2.28%
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. Sr. Sales Tax CAB RB(g)	0.00%	07/01/2029	7,405	5,525,019
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	650	725,302
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(b)(c)	5.75%	05/01/2019	1,500	1,698,840
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB(b)(c)	6.70%	10/15/2019	500	593,100
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 1999 R, VRD RB(h)	0.50%	11/01/2049	20,000	20,000,000
				28,542,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–5.20%
Brandon School District; Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/2018	$1,410	$1,508,982
Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	4.88%	10/01/2023	445	462,533
Greenville Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/2018	1,235	1,321,697
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/2024	1,000	1,072,380
Michigan (State of) Buillding Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	6,155,950
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-2, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/2026	9,000	10,992,330
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	5,000	5,929,100
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,602,900
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. Floating Rate Hospital RB(b)(f)	1.11%	10/15/2020	5,000	4,986,750
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB(b)(f)	0.89%	12/01/2020	5,000	4,938,700
Michigan (State of);
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2025	5,000	6,306,250
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2027	2,000	2,570,640
Regents of the University of Michigan; Series 2012 E, Floating Rate RB(b)(f)	0.99%	04/02/2018	3,215	3,198,668
Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/2017	2,300	2,367,574
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/2018	2,280	2,440,056
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/2019	2,260	2,414,606
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(e)	5.00%	12/01/2028	2,500	2,877,425
				65,146,541

Minnesota–0.34%
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(b)(c)	6.38%	11/15/2018	500	562,785
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	280	289,025
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	2.30%	12/01/2017	120	120,800
Series 2014, RB	2.60%	12/01/2018	120	121,616
Series 2014, RB	2.90%	12/01/2019	455	465,201
Series 2014, RB	3.15%	12/01/2020	620	640,342
Series 2014, RB	3.60%	12/01/2021	225	235,609
Series 2014, RB	4.00%	12/01/2022	265	282,795
Series 2014, RB	4.00%	12/01/2023	200	212,670
Series 2014, RB	4.00%	12/01/2024	175	186,907
Series 2014, RB	5.00%	12/01/2029	1,000	1,088,680
				4,206,430

Mississippi–0.25%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB(h)	0.58%	12/01/2030	2,500	2,500,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	625	648,125
				3,148,125

Missouri–1.67%
Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/2024	500	505,935
Series 2013, Ref. RB	4.50%	05/01/2028	1,500	1,519,890
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/2021	525	585,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2023	$1,000	$1,199,460
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,381,480
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,330,800
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	2,500	2,620,325
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	45	46,483
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	1,100	1,289,629
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/2029	2,000	2,407,320
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	1,500	1,869,210
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	640	795,475
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/2016	500	504,795
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	4.50%	09/01/2023	340	383,897
Series 2012, Senior Living Facilities RB	5.00%	09/01/2032	1,490	1,668,576
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/2017	250	256,535
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/2022	540	541,982
				20,907,430

Nebraska–0.62%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	5,000	5,701,450
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/2022	720	798,732
Series 2012, Ref. RB	5.00%	11/01/2023	500	580,235
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.13%	04/01/2023	560	619,937
				7,700,354

Nevada–1.05%
Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/2027	1,000	1,147,390
Clark (County of) (Special Improvement District No. 159);
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2026	150	169,348
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2029	1,405	1,568,978
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2031	1,550	1,718,361
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2032	380	419,748
Clark (County of);
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(e)	5.00%	07/01/2019	1,020	1,130,660
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(e)	5.00%	07/01/2020	1,000	1,141,130
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB(b)(d)(e)	5.63%	06/01/2018	1,100	1,171,170
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	1,800	1,989,666
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB(b)(c)	7.00%	06/15/2019	1,000	1,169,360
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds(b)(c)	4.75%	06/01/2018	1,405	1,506,385
				13,132,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.22%
Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/2017	$1,000	$1,012,310
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,736,400
				2,748,710

New Jersey–6.17%
Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB(b)(e)	2.50%	12/01/2017	500	509,320
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(e)	5.00%	12/01/2024	4,000	4,627,160
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB(c)	5.00%	12/01/2016	5	5,058
Series 2007, Governmental Loan RB(c)	5.00%	12/01/2017	10	10,558
Series 2007, Governmental Loan RB (INS–AMBAC)(a)	5.00%	12/01/2016	1,005	1,015,110
Series 2007, Governmental Loan RB (INS–AMBAC)(a)	5.00%	12/01/2017	1,990	2,080,326
New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/2022	1,575	1,586,655
Series 2012 C, RB	5.00%	07/01/2032	475	451,036
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(e)	5.00%	07/01/2021	425	490,446
Series 2013, Private Activity RB(e)	5.00%	01/01/2028	1,000	1,165,070
Series 2013, Private Activity RB(e)	5.50%	01/01/2026	1,390	1,670,863
Series 2013, Private Activity RB(e)	5.50%	01/01/2027	1,130	1,356,655
New Jersey (State of) Economic Development Authority;
Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,278,060
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,433,629
New Jersey (State of) Educational Facilities Authority (Montclair State University);
Series 2016 B, Ref. RB	5.00%	07/01/2032	3,465	4,318,603
Series 2016 B, Ref. RB	5.00%	07/01/2033	2,035	2,526,147
Series 2016 B, Ref. RB	5.00%	07/01/2034	2,325	2,869,957
New Jersey (State of) Educational Facilities Authority (Stockton University);
Series 2016 A, Ref. RB (INS–AGM)(a)	5.00%	07/01/2034	1,400	1,697,962
Series 2016 A, Ref. RB (INS–AGM)(a)	5.00%	07/01/2035	1,720	2,077,760
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,784,325
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,355,880
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System);
Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,501,032
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,246,850
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB(c)	5.25%	07/01/2020	1,000	1,162,920
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 D, Transportation System RB	5.25%	12/15/2023	4,000	4,732,880
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	5,270	5,974,546
Series 2014, Floating Rate Transportation Program RB(b)(f)	1.56%	12/15/2019	2,500	2,451,475
New Jersey (State of) Turnpike Authority;
Series 2013 E, Floating Rate RB(b)(f)	1.24%	01/01/2018	2,000	2,006,240
Series 2016 A, Ref. RB	5.00%	01/01/2034	3,000	3,668,310
North Hudson Sewerage Authority;
Series 2012 A, Sr. Lien Gross Revenue Lease Ctfs.(b)(c)	5.00%	06/01/2022	395	481,817
Series 2012 A, Sr. Lien Gross Revenue Lease Ctfs.	5.00%	06/01/2024	605	718,014
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(e)	5.00%	12/01/2023	5,000	5,727,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	4.50%	06/01/2023	$6,370	$6,493,833
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	2,810	2,837,089
				77,312,986

New Mexico–1.03%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(b)	5.20%	06/01/2020	1,700	1,889,040
New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien Public Revolving Fund RB (INS–NATL)(a)	5.00%	06/01/2017	1,310	1,314,807
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	2,060	2,160,281
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/2019	385	402,487
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(b)(c)	6.00%	08/01/2018	1,000	1,101,400
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB(b)(f)	1.08%	08/01/2019	6,000	5,975,280
				12,843,295

New York–3.89%
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB(b)(c)	5.75%	11/15/2017	500	531,305
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	5.75%	07/15/2017	1,000	1,040,600
Series 2009, PILOT RB	5.75%	07/15/2019	1,000	1,132,320
Build NYC Resource Corp. (Pratt Paper Inc.);
Series 2014, Ref. Waste Disposal RB(d)(e)	3.75%	01/01/2020	1,370	1,436,596
Series 2014, Ref. Waste Disposal RB(d)(e)	4.50%	01/01/2025	1,000	1,113,190
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB(b)(f)	1.00%	11/01/2018	5,000	5,006,150
Long Island Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,804,480
Metropolitan Transportation Authority;
Series 2002 A, Ref. Service Contract RB	5.75%	07/01/2018	1,000	1,093,170
Subseries 2012 A-2, Transportation Floating Rate RB(b)(f)	1.14%	06/01/2019	5,000	4,986,750
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB (INS–AGC)(a)	5.00%	01/01/2018	200	209,746
Series 2009, PILOT RB (INS–AGC)(a)	5.00%	01/01/2019	200	216,372
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB(h)	0.59%	06/15/2044	1,000	1,000,000
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(j)	5.00%	01/15/2021	1,000	1,101,930
New York (City of);
Series 2016 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2028	5,000	6,402,550
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds(f)	1.11%	08/01/2025	3,000	3,000,150
New York (State of) Housing Finance Agency (505 West 37th Street); Series 2009 B, VRD RB (LOC–Landesbank Hessen-Thüringen)(h)(i)	0.64%	05/01/2042	2,700	2,700,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2010 A, VRD RB (CEP–FHLMC)(h)	0.57%	11/01/2041	700	700,000
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2021	865	868,278
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Speical Facilities RB(e)	5.00%	08/01/2026	5,000	5,582,200
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Speical Facilities RB(e)	5.00%	07/01/2034	4,000	4,697,960
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS–NATL)(a)	6.90%	03/01/2020	5	5,026
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB(b)(c)	4.63%	07/01/2019	1,000	1,111,560
				48,740,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–1.36%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(e)	5.00%	06/30/2026	$1,700	$2,008,329
Series 2015, RB(e)	5.00%	06/30/2027	1,215	1,424,928
Series 2015, RB(e)	5.00%	06/30/2029	1,340	1,554,454
Series 2015, RB(e)	5.00%	06/30/2030	1,405	1,629,856
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB(c)	6.00%	01/01/2019	680	727,178
Series 2008 C, Power System RB(b)(c)	6.75%	01/01/2019	1,000	1,140,640
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	1,800	1,909,548
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/2019	250	257,375
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	5,000	6,368,850
				17,021,158

North Dakota–0.11%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/2016	105	105,318
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB(b)(c)	5.50%	10/01/2018	1,195	1,316,042
				1,421,360

Ohio–1.98%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	415	336,046
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,462,438
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/2019	1,175	1,300,678
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	4,000	3,999,880
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(d)	5.75%	01/01/2024	1,000	1,100,210
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB(b)(c)	5.00%	04/01/2018	1,555	1,663,041
Cleveland (City of);
Series 2012 A, Ref. Airport System RB	5.00%	01/01/2027	2,750	3,200,093
Series 2016 A, Ref. Airport System RB (INS–AGM)(a)	5.00%	01/01/2031	800	959,568
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	1,000	1,021,210
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	1,500	1,806,315
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB(b)(f)	1.05%	08/01/2019	2,000	1,996,180
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/2020	510	550,137
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB(e)	5.00%	12/31/2025	1,300	1,582,581
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	2,000	2,095,040
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2010 B, Ref. PCR(b)	4.38%	06/01/2022	1,700	1,755,131
				24,828,548

Oklahoma–0.89%
Chickasawa Nation; Series 2007, Health System RB(d)	5.38%	12/01/2017	110	112,643
Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,193,899
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB	4.75%	11/01/2023	2,000	2,010,240
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(e)	5.00%	06/01/2025	5,000	5,839,750
				11,156,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.27%
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	$1,000	$1,115,220
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/2027	2,000	2,321,660
				3,436,880

Pennsylvania–4.25%
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/2018	3,000	3,250,110
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/2021	500	500,910
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(b)	4.38%	07/01/2022	2,500	2,581,075
Cumberland (County of) Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/2022	750	835,912
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,392,682
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/2020	1,980	2,032,866
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	10/01/2018	700	679,595
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	10/01/2019	250	238,670
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	1,375	1,447,710
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/2017	175	177,342
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,329,580
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB(b)(e)	2.70%	04/01/2020	4,380	4,471,717
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,630,095
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(e)	5.00%	12/31/2027	5,965	7,327,824
Series 2015, RB(e)	5.00%	12/31/2034	2,550	3,017,185
Pennsylvania (State of) Turnpike Commission;
Series 2013 B, Floating Rate RB(f)	1.71%	12/01/2019	2,000	2,015,000
Series 2014 B-1, Ref. Floating Rate RB(f)	1.54%	12/01/2021	5,000	4,981,600
Series 2015 A-2, Ref. Floating Rate RB(f)	1.21%	12/01/2018	6,455	6,433,247
Philadelphia (City of) (1998 General Ordinance); Fourteenth Series 2016, Ref. Gas Works RB	5.00%	10/01/2028	1,200	1,501,104
Philadelphia (City of) Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,203,120
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,198,690
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	06/01/2025	2,400	2,827,728
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/2025	1,000	1,116,180
				53,189,942

Rhode Island–0.59%
Rhode Island Health & Educational Building Corp. (University of Rhode Island — Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/2022	1,000	1,192,500
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,630,255
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,061,163
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,263,827
Series 2015 B, Ref. RB	2.25%	06/01/2041	2,260	2,277,899
				7,425,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–1.29%
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2026	$4,650	$5,408,787
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/2024	1,000	1,052,010
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2021	2,000	2,256,680
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.00%	02/01/2019	1,000	1,093,460
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/2023	1,000	1,111,690
Series 2013, Health Facilities RB	5.00%	05/01/2028	1,250	1,353,613
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2026	3,215	3,888,703
				16,164,943

South Dakota–0.10%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/2021	605	694,304
Series 2010, RB	5.00%	09/01/2022	500	570,095
				1,264,399

Tennessee–1.09%
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2019	770	838,753
Series 2012, Ref. & Improvement RB	5.00%	07/01/2022	500	579,660
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt Universiry Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,235,880
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,438,320
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health);
Series 2008, VRD RB (INS–AGM)(a)(h)	0.59%	06/01/2042	985	985,000
Series 2008 C, RB	5.25%	06/01/2018	1,000	1,077,010
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2029	650	718,328
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/2016	125	125,000
Tennessee Energy Acquisition Corp.;
Series 2006 C, Gas RB	5.00%	02/01/2023	1,360	1,618,958
Series 2006 C, Gas RB	5.00%	02/01/2024	3,225	3,873,967
Series 2006 C, Gas RB	5.00%	02/01/2027	150	186,066
				13,676,942

Texas–13.08%
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, Education RB	5.88%	03/01/2024	300	314,292
Series 2014 A, Education RB	6.63%	03/01/2029	1,000	1,056,290
Austin (City of);
Series 2009 A, Ref. Water & Wastewater System RB(b)(c)	5.00%	11/15/2019	350	397,233
Series 2009 A, Ref. Water & Wastewater System RB	5.00%	11/15/2024	1,150	1,302,007
Brownsville (City of);
Series 2008, Ref. Utilities System RB(b)(c)	5.00%	09/01/2018	1,010	1,097,617
Series 2008, Ref. Utilities System RB (INS-AGM)(a)	5.00%	09/01/2023	230	248,076
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/2023	1,670	1,877,598
Series 2005 A, RB	5.50%	04/01/2025	1,610	1,808,948
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2033	1,250	1,527,637

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	$3,000	$3,298,110
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/2018	1,500	1,611,120
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB(e)	5.25%	11/01/2026	2,000	2,459,640
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	169,988
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	170,661
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	302,892
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,125,800
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2025	2,355	2,571,731
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2026	2,475	2,700,868
Gulf Coast Waste Disposal Authority;
Series 2013, Bayport Area System RB (INS–AGM)(a)	5.00%	10/01/2021	1,250	1,461,987
Series 2013, Bayport Area System RB (INS–AGM)(a)	5.00%	10/01/2023	2,610	3,094,964
Harris (County of); Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2033	5,000	6,276,050
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, First Mortgage RB	4.00%	01/01/2023	1,325	1,411,496
Series 2013 A, First Mortgage RB	5.00%	01/01/2033	1,090	1,168,981
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB(f)	1.31%	06/01/2020	2,000	1,999,720
Harris County Cultural Education Facilities Finance Corp. (Texas Childrens Hospital); Series 2015, Floating Rate RB(b)(f)	1.16%	06/01/2020	5,000	4,998,000
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,720,170
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(b)(c)	7.00%	12/01/2018	500	570,515
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.25%	11/15/2024	1,950	2,134,977
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	2,500	2,781,900
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	500	519,115
Houston (City of);
Series 2011 A, Ref. Sub Lien Airport System RB(e)	5.00%	07/01/2025	1,000	1,145,740
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(b)(f)	1.31%	06/01/2017	9,000	8,996,310
Series 2015 C, Ref. Airport System RB(e)	5.00%	07/15/2020	5,000	5,553,150
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2025	2,315	2,930,211
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2031	5,000	6,208,850
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2033	3,000	3,705,000
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	5.88%	05/15/2021	615	691,580
Series 2012 A, RB	4.00%	02/15/2022	495	527,789
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)(b)(f)	0.89%	08/15/2019	3,000	2,991,000
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	403,141
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/2033	1,600	1,890,240
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.);
Series 2014, Retirement Facilities RB	5.25%	01/01/2029	1,500	1,651,215
Series 2014, Retirement Facilities RB	5.50%	01/01/2035	1,400	1,538,124
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2029	620	722,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB(d)	4.63%	08/15/2025	$1,000	$1,063,670
North East Texas Regional Mobility Authority;
Series 2016 A, Sr. Lien RB	5.00%	01/01/2029	2,895	3,545,362
Series 2016 A, Sr. Lien RB	5.00%	01/01/2030	3,065	3,724,864
North Texas Tollway Authority;
Series 2008, Ref. First Tier RB(b)(c)	6.00%	01/01/2018	875	937,466
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	125	132,996
Series 2014 C, Ref. Floating Rate First Tier RB(b)(f)	1.23%	01/01/2020	5,000	5,014,600
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB(b)(d)(e)	7.25%	02/13/2020	2,000	2,140,260
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2036	655	683,656
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/2020	105	105,209
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB(k)	6.38%	07/01/2033	500	300,000
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,475	1,762,890
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System);
Series 2009, Ref. Hospital RB(b)(c)	5.75%	11/15/2018	435	483,677
Series 2009, Ref. Hospital RB(b)(c)	5.75%	11/15/2018	565	628,223
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB(c)	5.00%	11/15/2017	220	231,717
Series 2007, Retirement Facility RB	5.00%	11/15/2017	280	289,845
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (INS–AGC)(a)	5.75%	07/01/2018	735	777,461
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/2016	2,680	2,277,384
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds(b)(f)	0.94%	10/01/2018	5,000	4,970,850
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB(c)(g)	0.00%	08/15/2018	3,280	3,225,880
Series 2002 A, First Tier CAB RB (INS–AMBAC)(a)(g)	0.00%	08/15/2018	2,420	2,366,687
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	9,365	11,126,182
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	12,105	15,343,572
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2021	2,600	3,043,638
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	596,360
Series 2012, Gas Supply RB	5.00%	12/15/2023	3,950	4,698,288
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,775	2,059,692
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, Education RB	4.63%	08/15/2022	450	485,402
Series 2012 A, Education RB	5.00%	08/15/2027	585	627,348
				163,776,051

Utah–0.26%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB(c)(g)	0.00%	07/01/2017	1,215	1,205,997
Utah (State of) Transit Authority;
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2021	535	630,043
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2022	505	607,192
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2023	655	787,467
				3,230,699

Vermont–0.27%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Cermont Medical Center); Series 2016 A, Ref. RB	5.00%	12/01/2036	2,750	3,321,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.93%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. Marine RB(e)	5.00%	09/01/2022	$1,320	$1,532,322
Series 2014 A, Ref. Marine RB(e)	5.00%	09/01/2023	1,000	1,178,610
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	3,500	3,525,375
Series 2010 A, Sr. Lien RB	5.00%	10/01/2017	1,000	1,012,060
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,800	1,802,628
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2019	2,500	2,570,300
				11,621,295

Virginia–0.73%
Dulles Town Center Community Development Authority (Dulles Town Center);
Seires 2012, Ref. Special Assessment RB	5.00%	03/01/2022	1,100	1,225,741
Series 2012, Ref. Special Assessment RB	4.25%	03/01/2026	700	734,041
Series 2012, Ref. Special Assessment RB	5.00%	03/01/2021	1,395	1,538,448
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/2022	1,000	1,064,790
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB(b)(c)	5.13%	05/15/2019	1,000	1,119,530
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(e)	5.00%	01/01/2027	2,500	2,786,900
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/2019	410	449,750
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	198	201,152
				9,120,352

Washington–2.16%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(e)	5.50%	07/01/2025	1,000	1,186,070
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB(b)(c)	5.00%	01/01/2019	1,000	1,088,370
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/2026	2,000	2,227,040
Seattle (City of);
Series 2007, Ref. Solid Waste RB(b)(c)	5.00%	02/01/2017	1,555	1,583,721
Series 2007, Ref. Solid Waste RB	5.00%	02/01/2018	240	244,354
Series 2008, Ref. & Improvement Municipal Light & Power RB(b)(c)	5.75%	04/01/2019	1,725	1,952,389
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB(e)	5.00%	06/01/2021	650	757,972
Series 2013, Ref. Special Facility RB(e)	5.00%	06/01/2024	1,560	1,853,904
Seattle (Port of); Series 2016, Ref. Intermediate Lien RB	5.00%	02/01/2030	1,375	1,714,061
Tes Properties; Series 2009, RB(b)(c)	5.00%	06/01/2019	1,000	1,118,360
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	607,560
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/2024	1,500	1,659,510
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 B-2, TEMPS-65SM RB(d)	4.88%	01/01/2022	2,250	2,259,720
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(h)(i)	0.57%	04/01/2043	5,000	5,000,000
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,822,350
				27,075,381

West Virginia–0.75%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB(b)(c)	5.63%	06/01/2017	250	259,297
West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos);
Series 2011 A, Ref. Solid Waste Disposal Facilities RB(b)(e)	2.25%	09/01/2016	3,000	3,000,000
Series 2011 A, Solid Waste Disposal Facilities RB(b)(e)	1.70%	09/01/2020	3,500	3,495,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (d)(e)	6.75%	02/01/2026	$2,000	$2,044,680
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	500	531,100
				9,330,912

Wisconsin–1.52%
Milwaukee (County of);
Series 2010 B, Ref. Airport RB(e)	5.00%	12/01/2022	1,250	1,386,175
Series 2010 B, Ref. Airport RB(e)	5.00%	12/01/2023	1,000	1,104,550
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(e)	5.38%	11/01/2021	1,370	1,431,116
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	1,650	1,943,255
Series 2012, RB	5.00%	06/01/2026	1,000	1,172,350
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(e)	5.30%	09/01/2023	390	401,532
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth); Series 2016 A, RB(d)	5.00%	06/01/2025	1,000	1,087,780
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2032	5,000	6,103,200
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB	5.50%	12/01/2035	1,875	1,951,350
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	840	889,963
Series 2015, Ref. RB	5.00%	04/01/2025	1,430	1,523,808
				18,995,079

Wyoming–0.08%
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/2025	1,000	1,059,440
TOTAL INVESTMENTS(l)–102.21% (Cost $1,206,489,591)				1,280,014,048
FLOATING RATE NOTE OBLIGATIONS–(2.28)%
Notes with interest and fee rates ranging from 1.10% to 1.52% at 08/31/2016 and contractual maturities of collateral ranging from 12/15/2020 to 07/01/2031 (See Note 1J)(m)				(28,525,000)
OTHER ASSETS LESS LIABILITIES–0.07%				879,579
NET ASSETS–100.00%				$1,252,368,627

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FTA	– Federal Transit Administration
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior

LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $43,234,694, which represented 3.45% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(g)	Zero coupon bond issued at a discount.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2016 represented less than 1% of the Fund’s Net Assets.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.3%

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2016. At August 31, 2016, the Fund’s investments with a value of $50,801,183 are held by TOB Trusts and serve as collateral for the $28,525,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

As of August 31,2016

Revenue Bonds	84.1%
General Obligation Bonds	8.2
Pre-Refunded Bonds	4.5
Other	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,206,489,591)	$1,280,014,048
Receivable for:
Investments sold	2,774,600
Fund shares sold	7,824,911
Interest	12,179,909
Custody expenses reimbursed	51,982
Fund expenses absorbed	40,693
Investment for trustee deferred compensation and retirement plans	77,623
Other assets	104,848
Total assets	1,303,068,614

Liabilities:
Floating rate note obligations	28,525,000
Payable for:
Investments purchased	7,932,874
Fund shares reacquired	2,473,949
Amount due custodian	10,284,893
Dividends	728,183
Accrued fees to affiliates	593,715
Accrued trustees’ and officers’ fees and benefits	4,895
Accrued other operating expenses	66,978
Trustee deferred compensation and retirement plans	89,500
Total liabilities	50,699,987
Net assets applicable to shares outstanding	$1,252,368,627

Net assets consist of:
Shares of beneficial interest	$1,261,100,964
Undistributed net investment income	4,073,086
Undistributed net realized gain (loss)	(86,329,880)
Net unrealized appreciation	73,524,457
$1,252,368,627

Net Assets:
Class A	$724,800,390
Class B	$3,744,347
Class C	$260,102,734
Class Y	$263,721,156

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	63,035,790
Class B	319,191
Class C	22,683,800
Class Y	22,951,990
Class A:
Net asset value per share	$11.50
Maximum offering price per share
(Net asset value of $11.50 ÷ 97.50%)	$11.79
Class B:
Net asset value and offering price per share	$11.73
Class C:
Net asset value and offering price per share	$11.47
Class Y:
Net asset value and offering price per share	$11.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Intermediate Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$20,605,952
Other Income	39,814
Total Income	20,645,766

Expenses:
Advisory fees	2,729,946
Administrative services fees	140,651
Distribution fees:
Class A	857,531
Class B	5,330
Class C	1,161,065
Interest, facilities and maintenance fees	148,283
Transfer agent fees	506,890
Trustees’ and officers’ fees and benefits	15,674
Registration and filing fees	74,838
Reports to shareholders	54,943
Professional services fees	36,270
Other	48,488
Total expenses	5,779,909
Less: Fees waived	(356,018)
Net expenses	5,423,891
Net investment income	15,221,875

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(319,208)
Change in net unrealized appreciation of investment securities	19,223,080
Net realized and unrealized gain	18,903,872
Net increase in net assets resulting from operations	$34,125,747

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$15,221,875	$25,982,772
Net realized gain (loss)	(319,208)	(446,263)
Change in net unrealized appreciation	19,223,080	5,013,286
Net increase in net assets resulting from operations	34,125,747	30,549,795

Distributions to shareholders from net investment income:
Class A	(8,376,994)	(14,849,926)
Class B	(52,253)	(137,369)
Class C	(1,967,257)	(3,587,600)
Class Y	(3,151,391)	(5,443,620)
Total distributions from net investment income	(13,547,895)	(24,018,515)

Share transactions–net:
Class A	64,016,190	138,291,972
Class B	(999,832)	(985,181)
Class C	51,064,132	36,668,646
Class Y	46,755,973	39,511,133
Net increase in net assets resulting from share transactions	160,836,463	213,486,530
Net increase in net assets	181,414,315	220,017,850

Net assets:
Beginning of period	1,070,954,312	850,564,462
End of period (includes undistributed net investment income of $4,073,086 and $2,399,106, respectively)	$1,252,368,627	$1,070,954,312

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

28                         Invesco Intermediate Term Municipal Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the

29                         Invesco Intermediate Term Municipal Income Fund

Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

30                         Invesco Intermediate Term Municipal Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective July 1, 2016, the Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.84%, 1.59%, 1.59% and 0.59%, respectively, of average daily net assets (the “expense limits”). Prior to July 1, 2016, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.80%, 1.55%, 1.55% and 0.55%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $356,018.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $143,025 in front-end sales commissions from the sale of Class A shares and $35,694, $199 and $1,969 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

31                         Invesco Intermediate Term Municipal Income Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Fund engaged in securities purchases of $24,725,364 and securities sales of $26,552,710, which did not result in any realized gain (loss).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2016 were $28,525,000 and 1.03%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2018	$54,061,359	$—	$54,061,359
February 29, 2019	23,141,936	—	23,141,936
Not subject to expiration	5,870,054	2,705,683	8,575,737
	$83,073,349	$2,705,683	$85,779,032

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

32                         Invesco Intermediate Term Municipal Income Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $203,523,364 and $51,670,188, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$76,909,387
Aggregate unrealized (depreciation) of investment securities	(2,909,942)
Net unrealized appreciation of investment securities	$73,999,445

Cost of investments for tax purposes is $1,206,014,603.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	12,362,870	$141,176,999	21,303,632	$238,172,845
Class B	5,879	68,191	24,344	277,919
Class C	6,996,590	79,748,444	7,837,539	87,326,110
Class Y	7,026,320	80,208,161	7,609,400	85,009,758

Issued as reinvestment of dividends:
Class A	513,635	5,873,039	913,508	10,199,704
Class B	3,250	37,883	8,827	100,485
Class C	140,448	1,602,171	259,633	2,890,966
Class Y	158,988	1,817,155	235,659	2,629,956

Automatic conversion of Class B shares to Class A shares:
Class A	28,465	324,913	35,050	391,101
Class B	(27,899)	(324,913)	(34,350)	(391,101)

Reacquired:
Class A	(7,314,580)	(83,358,761)	(9,862,207)	(110,099,678)
Class B	(67,116)	(780,993)	(85,426)	(972,484)
Class C	(2,658,016)	(30,286,483)	(4,812,862)	(53,548,430)
Class Y	(3,095,034)	(35,269,343)	(4,305,315)	(48,128,581)
Net increase in share activity	14,073,800	$160,836,463	19,127,432	$213,858,570

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33                         Invesco Intermediate Term Municipal Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Portfolio turnover(c)
Class A
Six months ended 08/31/16	$11.29	$0.16	$0.19	$0.35	$(0.14)	$11.50	3.12%		$724,800	0.84	%(d)	0.90	%(d)	2.73	%(d)	0.81	(d)	5%
Year ended 02/29/16	11.23	0.32	0.04	0.36	(0.30)	11.29	3.25		648,535	0.82		0.90		2.88		0.80		7
Year ended 02/28/15	10.94	0.34	0.31	0.65	(0.36)	11.23	5.97		505,876	0.81		0.90		3.09		0.80		12
Year ended 02/28/14	11.32	0.35	(0.39)	(0.04)	(0.34)	10.94	(0.30)		399,474	0.79		0.88		3.24		0.78		24
Year ended 02/28/13	11.20	0.39	0.14	0.53	(0.41)	11.32	4.85		421,107	0.76		0.89		3.49		0.75		10
Year ended 02/29/12	10.57	0.43	0.62	1.05	(0.42)	11.20	10.18		318,219	0.76		0.89		3.96		0.75		16
Class B
Six months ended 08/31/16	11.52	0.16	0.19	0.35	(0.14)	11.73	3.08	(e)	3,744	0.84	(d)(e)	0.90	(d)(e)	2.73	(d)(e)	0.81	(d)(e)	5
Year ended 02/29/16	11.45	0.33	0.04	0.37	(0.30)	11.52	3.33	(e)	4,665	0.82	(e)	0.90	(e)	2.88	(e)	0.80	(e)	7
Year ended 02/28/15	11.16	0.35	0.30	0.65	(0.36)	11.45	5.92	(e)	5,632	0.81	(e)	0.90	(e)	3.09	(e)	0.80	(e)	12
Year ended 02/28/14	11.55	0.36	(0.40)	(0.04)	(0.35)	11.16	(0.32	)(e)	7,470	0.79	(e)	0.88	(e)	3.24	(e)	0.78	(e)	24
Year ended 02/28/13	11.43	0.40	0.14	0.54	(0.42)	11.55	4.82	(e)	9,881	0.76	(e)	0.89	(e)	3.49	(e)	0.75	(e)	10
Year ended 02/29/12	10.74	0.42	0.64	1.06	(0.37)	11.43	10.02	(e)	11,358	0.93	(e)	1.06	(e)	3.79	(e)	0.92	(e)	16
Class C
Six months ended 08/31/16	11.26	0.11	0.20	0.31	(0.10)	11.47	2.74	(f)	260,103	1.59	(d)(f)	1.65	(d)(f)	1.98	(d)(f)	1.56	(d)(f)	5
Year ended 02/29/16	11.20	0.24	0.04	0.28	(0.22)	11.26	2.53	(f)	204,971	1.57	(f)	1.65	(f)	2.13	(f)	1.55	(f)	7
Year ended 02/28/15	10.92	0.26	0.30	0.56	(0.28)	11.20	5.20	(f)	167,154	1.53	(f)	1.62	(f)	2.37	(f)	1.52	(f)	12
Year ended 02/28/14	11.31	0.27	(0.40)	(0.13)	(0.26)	10.92	(1.08	)(f)	127,451	1.50	(f)	1.59	(f)	2.53	(f)	1.49	(f)	24
Year ended 02/28/13	11.19	0.31	0.14	0.45	(0.33)	11.31	4.07	(f)	126,310	1.51	(f)	1.64	(f)	2.74	(f)	1.50	(f)	10
Year ended 02/29/12	10.56	0.35	0.62	0.97	(0.34)	11.19	9.37	(f)	71,439	1.51	(f)	1.64	(f)	3.21	(f)	1.50	(f)	16
Class Y
Six months ended 08/31/16	11.28	0.17	0.20	0.37	(0.16)	11.49	3.25		263,721	0.59	(d)	0.65	(d)	2.98	(d)	0.56	(d)	5
Year ended 02/29/16	11.22	0.35	0.04	0.39	(0.33)	11.28	3.51		212,783	0.57		0.65		3.13		0.55		7
Year ended 02/28/15	10.93	0.37	0.30	0.67	(0.38)	11.22	6.24		171,903	0.56		0.65		3.34		0.55		12
Year ended 02/28/14	11.31	0.38	(0.39)	(0.01)	(0.37)	10.93	(0.06)		150,445	0.54		0.63		3.49		0.53		24
Year ended 02/28/13	11.19	0.42	0.14	0.56	(0.44)	11.31	5.11		160,404	0.51		0.64		3.74		0.50		10
Year ended 02/29/12	10.56	0.46	0.62	1.08	(0.45)	11.19	10.45		135,882	0.51		0.64		4.21		0.50		16

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $202,122,885 and sold of $25,268,549 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Municipal Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $680,432, $4,229, $230,320 and $232,881 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	The total return, ratio of expense to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees for Class B shares of 0.25% for the six months ended August 31, 2016 and for each of the years ended February 29, 2016, February 28, 2015, February 28, 2014 and February 28, 2013, respectively, and 0.42% for the year ended February 29, 2012.
(f)	The total return, ratio of expense to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 1.00%, 1.00%, 0.98%, 0.95%, 1.00% and 1.00% for the six months ended August 31, 2016, and the years ended February 29, 2016, February 28, 2015, February 28, 2014, February 28, 2013 and February 29, 2012, respectively.

34                         Invesco Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,031.20	$4.30	$1,020.97	$4.28	0.84%
B	1,000.00	1,030.80	4.30	1,020.97	4.28	0.84
C	1,000.00	1,027.40	8.13	1,017.19	8.08	1.59
Y	1,000.00	1,032.50	3.02	1,022.23	3.01	0.59

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

35                         Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Intermediate Term Municipal Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and five year periods and first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

36                         Invesco Intermediate Term Municipal Income Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

37                         Invesco Intermediate Term Municipal Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242                        VK-ITMI-SAR-1        Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2016

Invesco Limited Term Municipal Income Fund
Nasdaq:
A: ATFAX ■ A2: AITFX ■ C: ATFCX ■ Y: ATFYX ■ R5: ATFIX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

33 Financial Statements

35 Notes to Financial Statements

40 Financial Highlights

41 Fund Expenses

42 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.09%
Class A2 Share	1.21
Class C Shares	0.71
Class Y Shares	1.22
Class R5 Shares	1.24
S&P Municipal Bond Index▼ (Broad Market Index)	3.35
S&P Municipal Bond Investment Grade Short Intermediate Index▼ (Style-Specific Index)	1.04
Lipper Short-Intermediate Municipal Debt Funds Index■ (Peer Group Index)	1.15
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Investment Grade Short Intermediate Index is an unmanaged index considered representative of investment-grade US municipal bonds with maturities between one and eight years.

    The Lipper Short-Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of short-intermediate municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Limited Term Municipal Income Fund

Average Annual Total Returns

As of 8/31/16, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	3.32%
10 Years	3.71
5 Years	2.33
1 Year	0.33

Class A2 Shares
Inception (5/11/87)	5.00%
10 Years	4.14
5 Years	2.92
1 Year	2.14

Class C Shares
10 Years	3.19%
5 Years	2.07
1 Year	1.09

Class Y Shares
10 Years	4.23%
5 Years	3.12
1 Year	3.12

Class R5 Shares
Inception (7/30/04)	3.88%
10 Years	4.23
5 Years	3.13
1 Year	3.25

Average Annual Total Returns

As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	3.36%
10 Years	3.84
5 Years	2.79
1 Year	0.74

Class A2 Shares
Inception (5/11/87)	5.02%
10 Years	4.26
5 Years	3.37
1 Year	2.47

Class C Shares
10 Years	3.32%
5 Years	2.52
1 Year	1.51

Class Y Shares
10 Years	4.35%
5 Years	3.57
1 Year	3.54

Class R5 Shares
Inception (7/30/04)	3.92%
10 Years	4.36
5 Years	3.57
1 Year	3.59

Class C shares incepted on June 28, 2013. Performance shown prior to that date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class C shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class C, Class Y and Class R5 shares was 0.61%, 0.36%, 1.36%, 0.36% and 0.31%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco Limited Term Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Limited Term Municipal Income Fund

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.18%
Alabama–1.46%
Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/2019	$1,750	$1,936,690
Alabama (State of) Public School & College Authority; Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/2018	1,000	1,071,990
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2006 C-1, Floating Rate RB(a)(b)	4.10%	11/03/2016	2,000	2,012,000
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/2017	2,465	2,523,692
Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/2018	1,985	2,075,476
Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/2019	1,410	1,507,812
Series 2003 A, Ref. RB (INS–AGM)(c)	4.50%	07/01/2020	1,375	1,486,196
Black Belt Energy Gas District (The); Series 2016 A, Gas Supply RB(a)	4.00%	06/01/2021	15,000	16,810,050
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(c)	4.25%	08/01/2018	3,540	3,767,268
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(c)	4.25%	08/01/2019	3,535	3,871,355
Huntsville (City of) Health Care Authority; Series 2010 A, RB	5.00%	06/01/2018	2,740	2,915,853
				39,978,382

Alaska–0.78%
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS–AGM)(c)	5.13%	04/01/2019	1,000	1,104,260
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/2021	765	879,452
Alaska (State of) International Airports System;
Series 2006 B, Ref. RB(a)(d)	5.00%	10/01/2016	1,135	1,139,324
Series 2016 A, Ref. RB	5.00%	10/01/2023	1,000	1,243,850
Series 2016 A, Ref. RB	5.00%	10/01/2024	1,000	1,264,620
Alaska (State of); Series 2016 B, Unlimited Tax GO Bonds	5.00%	08/01/2023	3,780	4,656,582
North Slope (Borough of);
Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2018	5,250	5,692,102
Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2019	1,000	1,126,590
Series 2014 A, Unlimited Tax GO Bonds	4.00%	06/30/2017	1,520	1,563,670
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS–AGC)(c)	5.13%	06/01/2024	650	716,736
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/2021	1,800	2,070,684
				21,457,870

Arizona–0.69%
Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS–AGC)(c)	4.00%	07/01/2018	1,250	1,323,350
Arizona (State of);
Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/2016	3,000	3,011,340
Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/2018	2,000	2,174,280
Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/2019	1,000	1,126,190
Series 2010 B, COP (INS–AGM)(c)	5.00%	10/01/2021	2,000	2,272,920
Series 2010 B, COP (INS–AGM)(c)	5.00%	10/01/2022	2,000	2,259,000
Series 2010 B, COP (INS–AGM)(c)	5.00%	10/01/2023	2,000	2,251,500
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2007, Ref. RB	5.25%	05/15/2019	1,200	1,332,972
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds(a)(d)	5.00%	07/01/2019	1,500	1,681,305
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2019	500	552,775
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB(a)(d)	5.00%	07/01/2017	750	777,802
				18,763,434

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–7.21%
Alameda (County of) Corridor Transportation Authority;
Series 2016 A, Ref. Sub Lien RB	5.00%	10/01/2022	$1,250	$1,511,125
Series 2016 A, Ref. Tax-Exempt Sub Lien RB	5.00%	10/01/2025	1,350	1,717,943
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds(a)(d)	5.00%	08/01/2019	1,520	1,714,089
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 E-3, Toll Bridge Floating Rate RB(a)(b)	1.26%	10/01/2019	9,150	9,152,836
Bay Area Toll Authority; Series 2014 G, Toll Bridge Floating Rate RB(a)(b)	1.16%	04/01/2020	9,000	8,964,810
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB(a)(b)	0.86%	12/01/2017	9,000	8,974,530
California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 D, Ref. RB(a)	5.00%	10/18/2016	6,000	6,035,820
Series 2013 B, RB(a)	5.00%	10/17/2017	10,995	11,512,425
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB(d)	5.10%	02/01/2019	395	418,447
Series 2010 B, RB(a)(d)	5.50%	02/01/2020	1,250	1,450,063
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Education RB	4.00%	06/01/2026	1,315	1,488,435
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-3, TEMPS-40SM RB	2.10%	10/01/2019	2,250	2,251,665
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS–Cal-Mortgage)(c)	5.00%	08/15/2017	385	401,124
Series 2008 A, RB (INS–Cal-Mortgage)(c)	5.25%	08/15/2019	325	354,344
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB(a)(d)	5.05%	10/01/2018	1,500	1,635,360
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB(a)(b)	1.51%	05/01/2017	6,350	6,362,446
California (State of);
Series 2003 C-4, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.)(e)(f)	0.56%	05/01/2033	15,000	15,000,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2020	1,900	2,153,137
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/2017	2,000	2,090,080
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds(b)	1.56%	05/01/2019	4,000	4,030,120
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2017	10,000	10,413,400
Series 2016 B, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2025	10,000	12,981,900
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/2018	3,000	3,002,880
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(g)	0.00%	08/01/2021	1,500	1,397,865
Golden State Tobacco Securitization Corp.;
Series 2015 A, Ref. Enhanced Tobacco Settlement Asset-Backed RB	4.00%	06/01/2018	1,500	1,586,160
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2019	1,000	1,113,520
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2020	1,250	1,439,038
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	1,000	1,186,540
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(g)	0.00%	08/01/2025	3,000	2,495,100
Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(g)	0.00%	08/01/2017	1,000	990,310
Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(g)	0.00%	08/01/2020	1,000	939,940
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2017	575	593,613
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2018	450	478,638
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2019	1,000	1,089,440
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	08/01/2024	1,000	1,115,330
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB(a)(d)	5.00%	05/15/2018	1,000	1,075,210
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,399,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles Municipal Improvement Corp.,
Series 2016 A, Ref. Lease RB	5.00%	11/01/2022	$5,010	$6,153,282
Series 2016 A, Ref. Lease RB	5.00%	11/01/2023	3,000	3,765,300
Series 2016 B, Ref. Lease RB	5.00%	11/01/2023	3,200	4,016,320
Monterey (County of) (2009 Refinancing); Series 2009, COP (INS–AGM)(c)	5.00%	08/01/2019	2,360	2,646,976
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	08/01/2020	2,530	2,845,997
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2020	1,000	1,138,480
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2021	1,000	1,137,390
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2023	1,300	1,132,183
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/2018	1,000	1,073,800
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS–AGC)(c)	5.13%	07/01/2025	1,500	1,617,105
Series 2010, Ref. COP	5.00%	02/01/2017	4,000	4,058,760
Series 2010, Ref. COP	5.25%	02/01/2018	3,000	3,171,660
Series 2010, Ref. COP	5.25%	02/01/2019	1,500	1,628,700
Series 2010, Sr. Airport System RB	5.00%	07/01/2023	500	564,550
San Diego (City of) Public Facilities Financing Authority;
Series 2016, Ref. Lease Ballpark RB	5.00%	10/15/2023	3,000	3,764,550
Series 2016, Ref. Lease Ballpark RB	5.00%	10/15/2024	1,000	1,276,950
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/2026	2,000	2,247,140
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(c)	4.00%	06/15/2018	450	475,884
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS–NATL)(c)	4.38%	01/01/2024	1,000	1,039,960
Southern California Metropolitan Water District; Series 2012 B-2, Ref. Floating Rate RB(a)(b)	0.94%	03/27/2018	2,000	1,998,520
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2022	1,900	1,727,689
Series 2009 B-1, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2023	2,000	1,762,540
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. Special Tax RB	5.00%	09/01/2022	1,500	1,822,230
Series 2015, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,232,000
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2022	1,000	1,186,010
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2023	650	787,332
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2024	1,500	1,840,665
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(c)	3.20%	06/01/2020	4,355	4,362,926
Vernon (City of);
Series 2009 A, Electric System RB(a)(d)	5.13%	08/01/2019	790	864,465
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,775	1,977,687
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2027	1,000	1,430,050
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB(a)(d)	5.13%	09/01/2016	1,075	1,075,000
				197,339,144

Colorado–0.44%
Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB(a)(d)	5.00%	06/01/2018	1,000	1,076,140
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB(a)(d)	6.75%	12/01/2018	640	710,106
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB(a)(d)	5.25%	05/15/2019	1,000	1,121,520
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/2019	2,795	3,069,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB(a)(d)	5.00%	12/01/2018	$160	$175,582
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds(a)(d)	5.00%	06/01/2019	1,000	1,115,740
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/2023	1,550	1,969,849
Series 2008, Natural Gas Purchase RB	6.25%	11/15/2028	2,000	2,682,280
				11,921,133

Connecticut–2.66%
Connecticut (State of) (Transportation Infrastructure);
Series 2009 A, Special Tax Obligation RB	5.00%	12/01/2016	2,000	2,023,000
Series 2013 A, Special Tax Obligation RB	5.00%	10/01/2023	2,180	2,702,045
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS–AGM)(c)	4.00%	07/01/2022	2,590	2,942,628
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB(a)(b)	0.88%	07/01/2019	9,000	8,984,700
Connecticut (State of) Health & Educational Facility Authority (Yale University);
Series 1999 U-2, RB(a)	1.00%	02/06/2019	14,000	14,052,360
Series 2015 A, Ref. RB(a)	1.38%	07/11/2018	8,000	8,106,720
Series 2016 A-1, Ref. RB(a)	1.00%	07/01/2019	2,000	2,008,380
Connecticut (State of);
Series 2013 A, Floating Rate Unlimited Tax GO Bonds(b)	1.11%	03/01/2019	4,350	4,350,000
Series 2013 A, Floating Rate Unlimited Tax GO Bonds(b)	1.21%	03/01/2020	6,000	6,000,000
Series 2013 A, Floating Rate Unlimited Tax GO Bonds(b)	1.41%	03/01/2022	5,000	4,999,350
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	06/15/2018	7,000	7,526,820
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB(a)(d)	5.13%	06/01/2018	1,000	1,078,620
University of Connecticut;
Series 2016 A, GO Bonds	5.00%	03/15/2023	3,295	4,019,439
Series 2016 A, Ref. RB	5.00%	03/15/2019	3,500	3,864,770
				72,658,832

Delaware–0.10%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/2022	1,000	1,079,010
Series 2009 A, RB	5.00%	07/01/2018	1,540	1,643,303
				2,722,313

District of Columbia–0.19%
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/2017	710	717,249
District of Columbia (Georgetown University);
Series 2001 C, University RB(a)	5.25%	04/01/2023	2,000	2,170,360
Series 2011, University RB(a)	5.00%	04/01/2021	2,055	2,391,753
				5,279,362

Florida–6.06%
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,147,110
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	1,055	1,091,376
Series 2010 A-1, Sr. Sec. RB (INS–AGM)(c)	5.00%	06/01/2017	4,000	4,131,360
Citizens Property Insurance Corp.;
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2017	5,000	5,163,050
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	8,000	9,631,920
Series 2015 A, Floating Rate Sr. Sec. RB(b)	1.51%	06/01/2020	5,000	4,978,850
Series 2015 A-1, RB	5.00%	06/01/2018	1,500	1,575,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Escambia (County of) (Gulf Power Co.);
Series 1997, Ref. PCR(a)	2.10%	04/11/2019	$2,000	$2,054,640
Series 2009, Solid Waste Disposal RB(a)	1.40%	12/01/2017	2,500	2,516,275
Florida (State of) (Department of Transportation); Series 2015, Ref. Right-of-Way Unlimited Tax GO Bonds	5.00%	07/01/2025	7,100	9,192,867
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/2023	2,000	2,174,760
Series 2009 A, Lottery RB	5.25%	07/01/2024	1,715	1,871,991
Series 2010 C, Ref. Lottery RB	5.00%	07/01/2018	1,730	1,866,584
Series 2010 F, Ref. Lottery RB	5.00%	07/01/2018	2,090	2,255,005
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS–NATL)(c)	5.00%	07/01/2018	1,335	1,353,370
Florida (State of) Department of Environmental Protection; Series 2014, Ref. Preservation RB	5.00%	07/01/2022	10,000	12,112,800
Florida (State of) Department of Transportation;
Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2017	3,025	3,137,772
Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2022	3,860	4,698,585
Series 2016 A, Ref. Turnpike RB	5.00%	07/01/2017	3,275	3,397,092
Series 2016 A, Ref. Turnpike RB	5.00%	07/01/2023	5,775	7,169,951
Series 2016 B, Ref. Turnpike RB	5.00%	07/01/2020	5,000	5,776,800
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	1,485	1,754,810
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,203,420
Florida (State of) Municipal Power Agency (St. Lucie);
Series 2011 A, RB	4.00%	10/01/2016	500	501,435
Series 2011 A, RB	4.00%	04/01/2017	500	509,545
Gulf Breeze (City of) (2010 A Loan Program — Loans to City of Pensacola); Series 2010 A, Capital Funding RB (INS–AGM)(c)	5.00%	10/01/2016	1,495	1,500,561
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB(h)	4.50%	12/01/2020	3,050	3,474,590
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2005 I, Hospital RB	5.00%	11/15/2016	2,000	2,018,680
Hillsborough (County of) School Board;
Series 2015, Ref. Sales Tax RB (INS–AGM)(c)	5.00%	10/01/2020	2,200	2,551,692
Series 2015, Ref. Sales Tax RB (INS–AGM)(c)	5.00%	10/01/2021	1,700	2,024,547
Series 2015, Ref. Sales Tax RB (INS–AGM)(c)	5.00%	10/01/2022	1,500	1,821,885
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS–AGM)(c)	5.00%	10/01/2017	5,500	5,756,300
Series 2003, Ref. Electric System RB (INS–AGM)(c)	5.25%	10/01/2016	1,500	1,505,970
Lakeland (City of) Department of Electric Utilities;
Series 2016, Ref. Energy System RB	5.00%	10/01/2017	295	309,240
Series 2016, Ref. Energy System RB	5.00%	10/01/2018	950	1,035,890
Series 2016, Ref. Energy System RB	5.00%	10/01/2020	1,550	1,805,564
Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(c)	5.00%	10/01/2028	750	828,143
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/2017	500	518,725
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(c)	5.00%	06/01/2018	1,000	1,068,690
Series 2009, Public Facilities RB (INS–AGC)(c)	5.50%	06/01/2029	2,455	2,753,847
Miami-Dade (County of) (Miami International Airport);
Series 2009 B, Aviation RB(a)(d)	5.00%	10/01/2019	1,000	1,129,620
Series 2009 B, Aviation RB(a)(d)	5.00%	10/01/2019	1,000	1,129,620
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2007 B, Ref. RB (INS–AMBAC)(c)	5.25%	04/01/2020	5,000	5,749,900
Miami-Dade (County of) Transit System Sales Surtax Revenue; Series 2015, Ref. RB	5.00%	07/01/2019	1,350	1,507,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB(a)(d)	5.00%	10/01/2018	$1,500	$1,634,790
Series 2008 C, Ref. Water & Sewer System RB(a)(d)	5.13%	10/01/2018	1,525	1,665,986
Series 2008 C, Ref. Water & Sewer System RB(a)(d)	5.50%	10/01/2018	1,500	1,650,285
Series 2015, Ref. Water & Sewer System RB	5.00%	10/01/2024	18,000	22,853,160
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/2016	750	752,880
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS–AGC)(c)	6.25%	09/01/2027	500	542,900
Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)(f)	0.57%	07/01/2037	7,000	7,000,000
				165,858,125

Georgia–3.92%
Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS–AGM)(c)	5.50%	11/01/2017	5,000	5,282,550
Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	4.13%	11/01/2019	970	1,069,997
Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	5.00%	11/01/2017	1,500	1,576,065
Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	5.00%	11/01/2020	1,500	1,695,390
Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	5.00%	11/01/2021	1,500	1,677,480
Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	5.25%	11/01/2027	2,000	2,716,840
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, PCR(a)	2.20%	04/02/2019	1,000	1,027,830
Series 1994, PCR(a)	2.20%	04/02/2019	4,000	4,111,320
Series 2012, PCR(a)	1.75%	06/01/2017	6,450	6,490,184
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR(a)	2.40%	04/01/2020	2,000	2,074,420
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/2020	2,000	2,158,740
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/2020	2,500	2,718,525
Series 2009 A, RAC	4.50%	06/15/2021	2,500	2,712,950
Floyd (County of) Development Authority (Georgia Power Company Hammond); Series 2010, Ref. RB(a)	2.35%	12/11/2020	5,000	5,210,400
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB(d)	4.00%	11/15/2016	2,460	2,478,179
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/2029	2,830	3,099,275
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/2022	2,000	2,307,680
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2014 B, Ref. Floating Rate RB(a)(b)	1.51%	02/18/2020	7,000	6,992,230
Georgia (State of) Municipal Electric Authority;
Series 2016 A, Ref. Project One Sub. RB	5.00%	01/01/2022	2,250	2,694,263
Series 2016 A, Ref. Project One Sub. RB	5.00%	01/01/2023	1,750	2,140,023
Series 2016 A, Ref. Project One Sub. RB	5.00%	01/01/2024	3,525	4,386,968
Georgia (State of); Series 2015 C, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2017	7,000	7,260,960
Glynn-Brunswick Memorial Hospital Authority;
Series 2008, RAC(a)(d)	5.00%	08/01/2018	900	974,502
Series 2008, RAC	5.00%	08/01/2020	100	108,305
Series 2008, RAC(a)(d)	5.25%	08/01/2018	900	978,786
Series 2008, RAC	5.25%	08/01/2023	100	108,041
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(c)	5.25%	07/01/2029	2,000	2,220,520
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/2019	635	689,267
Series 2009, RAC	5.00%	08/01/2024	1,260	1,395,702
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS–AGM)(c)	3.50%	08/01/2020	2,000	2,155,000
Series 2010, RAC (INS–AGM)(c)	5.00%	08/01/2021	1,500	1,714,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Metropolitan Atlanta Rapid Transit Authority; Series 2000 B, Sales Tax Floating Rate Second Indenture RB(a)(b)	0.84%	07/01/2017	$13,500	$13,488,660
Monroe (County of) Development Authority (Georgia Power Co. Plant Sherer); Series 1995, PCR(a)	2.00%	06/13/2019	3,500	3,584,455
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	4.00%	10/01/2016	1,660	1,664,714
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/2029	2,500	2,726,175
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS–SGI)(c)	5.00%	08/01/2020	1,385	1,459,291
Series 2007, RB (INS–SGI)(c)	5.00%	08/01/2021	1,490	1,576,822
Series 2007, RB (INS–SGI)(c)	5.00%	08/01/2022	605	640,253
				107,367,292

Guam–0.29%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(c)	5.00%	10/01/2019	1,000	1,110,010
Series 2012 A, Ref. RB (INS–AGM)(c)	5.00%	10/01/2020	2,070	2,354,563
Series 2012 A, Ref. RB (INS–AGM)(c)	5.00%	10/01/2022	1,460	1,726,202
Guam (Territory of);
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2019	1,000	1,110,700
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2020	1,500	1,705,620
				8,007,095

Idaho–0.29%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019	1,000	1,112,090
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/2025	500	555,245
Regents of the University of Idaho;
Series 2007 B, General RB (INS–AGM)(a)(c)	4.50%	04/01/2018	1,760	1,851,942
Series 2011, Ref. General RB(a)	5.25%	04/01/2021	3,675	4,301,882
				7,821,159

Illinois–6.03%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/2023	1,260	1,392,010
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/2025	1,145	1,283,705
Chicago (City of) (Midway Airport);
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2020	2,000	2,270,060
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2019	400	438,952
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2020	500	567,515
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2022	1,800	2,151,288
Chicago (City of) (O’Hare International Airport);
Series 2010 C, Third Lien General Airport RB (INS–AGC)(c)	5.25%	01/01/2021	1,025	1,168,172
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	4,347,770
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	6,080,400
Chicago (City of) Metropolitan Water Reclamation District;
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2023	4,175	5,181,384
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2024	4,265	5,358,589
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2025	4,370	5,528,531
Series 2016 D, Limited Tax GO Bonds	5.00%	12/01/2023	1,755	2,178,043
Chicago (City of) Transit Authority (FTA Section 5307 Urbanized Area Formula Funds);
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2018	4,500	4,783,455
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2021	8,000	9,171,360
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS–AGC)(c)	5.25%	06/01/2023	2,500	2,682,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of);
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	$3,205	$3,476,720
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2021	6,000	6,934,380
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2022	4,910	5,753,145
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2023	8,225	9,783,884
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2021	1,000	1,155,730
Cook (County of);
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2019	2,015	2,238,060
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2020	5,150	5,704,294
Cook County School District No. 144 (Prairie Hills);
Series 2010 A, School Limited Tax GO Bonds(d)	4.00%	12/01/2016	870	877,743
Series 2010 A, School Limited Tax GO Bonds(d)	4.25%	12/01/2020	555	632,467
DeKalb County Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds(g)	0.00%	01/01/2019	1,000	964,950
Series 2010, School Building Unlimited Tax CAB GO Bonds(g)	0.00%	01/01/2020	1,000	942,800
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB	5.00%	04/01/2020	1,200	1,328,928
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2018	465	496,136
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB(d)	5.00%	05/15/2017	65	67,061
Series 1999 A, RB(d)	5.00%	05/15/2017	1,935	1,995,643
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS–AGM)(c)	5.25%	03/01/2022	1,275	1,459,276
Series 2005, RB (INS–AGM)(c)	5.25%	03/01/2023	1,500	1,708,560
Illinois (State of) Finance Authority (The Peoples Gas Light & Coke Company); Series 2010 B, Ref. Gas Supply RB(a)	1.88%	08/01/2020	7,000	7,177,940
Illinois (State of) Finance Authority (University Chicago Medical Center); Series 2012, Ref. RB	5.00%	08/15/2020	1,080	1,240,844
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Dedicated State Tax CAB RB (INS–NATL)(c)(g)	0.00%	12/15/2032	25,000	13,595,000
Series 2002, Dedicated State Tax Conv. CAB RB (INS–NATL)(c)(i)	5.70%	06/15/2025	4,000	4,545,680
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/2017	2,425	2,458,053
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2017	2,195	2,271,693
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2021	2,500	2,799,725
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2020	2,500	2,733,300
Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds(a)(d)	5.00%	02/01/2017	5,795	5,904,294
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(c)	4.38%	10/01/2021	1,020	1,057,363
Northern Illinois Municipal Power Agency (Prairie State Power);
Series 2007 A, RB(a)(d)	5.00%	01/01/2018	1,000	1,058,270
Series 2016 A, Ref. RB	5.00%	12/01/2024	2,000	2,482,260
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2020	1,850	2,123,652
Series 2010, RB	5.50%	06/01/2023	1,500	1,763,400
Springfield (City of);
Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2025	4,705	5,873,581
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2023	2,000	2,420,100
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds(d)	5.00%	10/01/2019	625	706,419
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2019	375	420,487
Series 2009, Ref. Unlimited Tax GO Bonds(a)(d)	5.00%	10/01/2019	970	1,096,362
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	510	565,825
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/2017	1,060	1,110,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College);
Series 2008, Unlimited Tax GO Bonds(a)(d)	5.75%	06/01/2018	$240	$261,312
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/2027	1,195	1,289,883
				165,059,443

Indiana–2.74%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/2022	1,000	1,108,850
Indiana (State of) Finance Authority (CWA Authority);
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2018	410	445,547
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2019	335	376,728
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2016 A, Ref. Hospital RB	5.00%	12/01/2024	3,400	4,322,352
Indiana (State of) Finance Authority;
Series 2016 C, Ref. Highway RB	5.00%	12/01/2023	2,500	3,137,550
Series 2016 C, Ref. Highway RB	5.00%	12/01/2024	7,500	9,588,600
Indiana (State of) Municipal Power Agency;
Series 2011 A, Power Supply System RB	5.00%	01/01/2021	250	292,880
Series 2011 A, Power Supply System RB	5.00%	01/01/2022	250	295,122
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS–AGC)(c)	5.25%	01/01/2029	1,040	1,145,487
Michigan City School Building Corp.;
Series 2016 A, Ref. RB (CEP–Colorado Higher Education Intercept Program)	4.00%	07/15/2019	1,085	1,162,469
Series 2016 A, Ref. RB (CEP–Colorado Higher Education Intercept Program)	5.00%	07/15/2020	1,140	1,288,439
Series 2016 A, Ref. RB (CEP–Colorado Higher Education Intercept Program)	5.00%	07/15/2021	1,810	2,097,736
Series 2016 A, Ref. RB (CEP–Colorado Higher Education Intercept Program)	5.00%	07/15/2022	5,710	6,730,891
Series 2016 A, Ref. RB (CEP–Colorado Higher Education Intercept Program)	5.00%	07/15/2023	7,140	8,529,587
Series 2016 A, Ref. RB (CEP–Colorado Higher Education Intercept Program)	5.00%	01/15/2025	3,385	4,134,202
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB(a)(d)	5.13%	01/15/2019	2,285	2,524,308
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS–AGC)(c)	5.00%	01/15/2022	2,470	2,591,055
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR(a)	1.75%	06/01/2018	4,500	4,542,705
University of Southern Indiana; Series 2009 J, Student Fee RB (INS–AGC)(c)	5.00%	10/01/2023	400	444,232
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB(a)	1.85%	10/01/2019	20,000	20,282,000
				75,040,740

Iowa–0.63%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(a)(d)	5.38%	06/15/2020	1,825	2,130,706
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS–AGC)(c)	5.00%	02/15/2018	1,000	1,059,570
Series 2005 A, Health Facilities RB (INS–AGC)(c)	5.00%	02/15/2019	500	550,095
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	5.00%	12/01/2016	2,525	2,550,628
Series 2009 1, RB	5.25%	12/01/2017	2,500	2,622,950
Series 2009 1, RB	5.25%	12/01/2018	2,500	2,711,825
Series 2009 2, RB	5.40%	12/01/2023	2,500	2,737,075
Series 2009 3, RB	5.00%	12/01/2019	2,500	2,779,000
				17,141,849

Kansas–1.17%
Dodge City (City of); Series 2009, Sales Tax RB(a)(d)	5.00%	06/01/2019	1,000	1,116,610
Kansas (State of) Department of Transportation; Series 2015, Highway RB	5.00%	09/01/2025	5,725	7,471,468
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/2016	1,000	1,009,180
Series 2009 D, Hospital RB(a)(d)	5.00%	11/15/2017	1,585	1,668,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2024	$500	$563,500
Kansas (State of) Development Finance Authority;
Series 2015 G, RB	5.00%	04/01/2019	3,000	3,311,340
Series 2015 G, RB	5.00%	04/01/2027	5,000	6,024,400
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,994,200
Wyandotte (County of) & Kansas City (City of) Unified Government;
Series 2014 A, Ref. & Improvement Utility System RB	4.00%	09/01/2017	2,085	2,153,013
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2021	2,345	2,790,785
				32,103,469

Kentucky–2.53%
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)(f)	0.58%	06/01/2037	2,250	2,250,000
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS–AGC)(c)	5.25%	02/01/2028	1,030	1,084,899
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(c)	5.75%	12/01/2028	550	584,760
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010-A, Hospital RB	5.00%	06/01/2019	3,150	3,456,747
Series 2015, Ref. Hospital RB	5.00%	06/01/2018	1,100	1,169,190
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS–AGM)(c)	4.00%	09/01/2016	800	800,000
Series 2010 A, Power System RB (INS–AGM)(c)	5.00%	09/01/2021	5,860	6,726,225
Series 2010 A, Power System RB (INS–AGM)(c)	5.00%	09/01/2022	4,560	5,211,077
Series 2010 A, Power System RB (INS–AGM)(c)	5.00%	09/01/2023	1,000	1,138,590
Series 2015 B, Ref. Floating Rate Power System RB(a)(b)	1.96%	09/01/2018	3,000	2,999,130
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. Power System RB (INS–NATL)(c)	5.00%	09/01/2026	2,000	2,454,980
Series 2015 A, Ref. Power System RB (INS–NATL)(c)	5.00%	09/01/2027	3,380	4,132,422
Series 2015 A, Ref. Power System RB (INS–NATL)(c)	5.00%	09/01/2028	2,870	3,472,470
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/2017	5,825	6,016,293
Kentucky (State of) Turnpike Authority (Revitalization); Series 2010 A, Ref. Economic Development Road RB	5.00%	07/01/2017	3,000	3,109,290
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.);
Series 2005 A, PCR(a)	2.20%	08/01/2019	3,000	3,082,380
Series 2007 B, Ref. Environmental Facilities RB(a)	1.60%	06/01/2017	4,000	4,021,960
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, Health System RB	5.00%	10/01/2027	2,000	2,424,180
Series 2016 A, Ref. Health System RB	5.00%	10/01/2020	565	651,276
Series 2016 A, Ref. Health System RB	5.00%	10/01/2023	770	937,167
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/2020	10,000	11,336,800
Paducah (City of) Electric Plant Board; Series 2009 A, RB(a)(d)	5.00%	04/01/2019	2,000	2,218,140
				69,277,976

Louisiana–2.71%
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB(a)(d)	5.25%	01/01/2020	1,000	1,163,920
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.);
Series 2011, Ref. RB (INS–AGM)(c)	4.00%	12/01/2017	1,690	1,755,707
Series 2011, Ref. RB (INS–AGM)(c)	4.00%	12/01/2018	1,775	1,893,765
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS–AGM)(c)	4.00%	04/01/2018	1,600	1,675,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles); Series 2009, Ref. RB (INS–AGC)(c)	4.00%	04/01/2018	$1,555	$1,633,885
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/2018	1,000	1,064,230
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS–AGC)(c)	5.00%	10/01/2026	1,500	1,672,620
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(c)	5.00%	02/01/2029	1,000	1,115,180
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS–AGC)(c)	5.00%	07/01/2022	500	516,145
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008, Ref. RB (INS–AGC)(c)	5.75%	07/01/2018	245	257,970
Series 2009 A, Ref. RB	5.25%	07/01/2020	1,000	1,147,420
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB(a)(d)	5.00%	06/01/2017	1,000	1,033,680
Louisiana Citizens Property Insurance Corp.;
Series 2006 C-3, Assessment RB(a)(d)	6.13%	06/01/2018	1,550	1,698,320
Series 2015, Ref. RB (INS–AGM)(c)	5.00%	06/01/2018	5,000	5,353,850
Series 2015, Ref. RB (INS–AGM)(c)	5.00%	06/01/2022	12,875	15,485,535
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/2017	1,730	1,751,538
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/2018	1,575	1,653,719
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/2019	1,100	1,199,429
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/2020	1,890	2,074,369
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/2025	1,000	1,095,760
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(c)	5.00%	01/01/2019	500	546,735
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(c)	6.00%	01/01/2023	1,025	1,140,118
New Orleans (City of);
Series 2009, Ref. Sewerage Service RB(a)(d)	6.25%	06/01/2019	1,000	1,151,780
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2018	500	535,385
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2019	700	775,817
Series 2014, Ref. Water RB	5.00%	12/01/2019	1,000	1,122,790
Series 2015, Ref. Unlimited Tax GO Bonds	4.00%	12/01/2017	750	779,925
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	500	602,360
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2023	500	611,640
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2024	1,000	1,240,460
Series 2015, Sewerage Service RB	5.00%	06/01/2023	700	846,923
Series 2015, Sewerage Service RB	5.00%	06/01/2024	400	490,736
Series 2015, Sewerage Service RB	5.00%	06/01/2025	500	621,705
Series 2015, Sewerage Service RB	5.00%	06/01/2026	250	309,133
Series 2015, Sewerage Service RB	5.00%	06/01/2027	350	430,948
Series 2015, Water System RB	5.00%	12/01/2023	600	730,350
Series 2015, Water System RB	5.00%	12/01/2024	750	923,835
Series 2015, Water System RB	5.00%	12/01/2025	825	1,028,759
Series 2015, Water System RB	5.00%	12/01/2026	500	620,120
Series 2015, Water System RB	5.00%	12/01/2027	750	923,220
Plaquemines (Parish of) Law Enforcement District; Series 2009, Limited Tax GO Bonds	4.50%	09/01/2017	470	478,197
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(a)	4.00%	06/01/2022	2,865	3,192,498
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,083,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2019	$2,540	$2,794,000
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2022	5,000	5,843,050
				74,066,940

Maine–0.10%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(c)	5.00%	12/15/2019	750	759,735
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(c)	5.00%	12/15/2020	870	881,319
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(c)	5.50%	12/15/2023	950	963,651
				2,604,705

Maryland–0.19%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2015, Ref. Floating Rate RB(a)(b)	0.88%	05/15/2018	3,000	2,993,040
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health);
Series 2008, RB(a)(d)	5.00%	07/01/2017	145	150,375
Series 2008, RB(a)(d)	5.00%	07/01/2017	145	150,375
Series 2008, RB	5.00%	07/01/2018	855	885,746
Series 2008, RB (INS–AGC)(c)	5.00%	07/01/2020	855	887,097
				5,066,633

Massachusetts–1.87%
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. Sr. Sales Tax CAB RB(g)	0.00%	07/01/2029	16,170	12,064,760
Massachusetts (State of) Clean Water Trust (The) (Green Bonds);
Series 2016, State Revolving Fund RB	5.00%	02/01/2018	5,000	5,313,900
Series 2016, State Revolving Fund RB	5.00%	02/01/2019	4,500	4,973,535
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2018	5,400	5,706,072
Massachusetts (State of) Development Finance Agency (Berklee College of Music);
Series 2016, Ref. RB	5.00%	10/01/2022	300	365,895
Series 2016, Ref. RB	5.00%	10/01/2023	400	496,932
Series 2016, Ref. RB	5.00%	10/01/2024	400	505,848
Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1-R, Floating Rate RB(a)(b)	1.14%	03/30/2017	2,000	1,998,500
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS–AGC)(c)	4.00%	11/15/2017	730	756,995
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB(a)(d)	2.25%	09/01/2016	920	920,000
Massachusetts (State of) Development Finance Agency (International Charter School);
Series 2015, Ref. RB	4.00%	04/15/2020	215	229,736
Series 2015, Ref. RB	5.00%	04/15/2025	750	883,403
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS–AGC)(c)	5.00%	07/01/2023	1,095	1,207,172
Massachusetts (State of) Development Finance Agency (Partners HealthCare System); Series 2014 M, Floating Rate RB(a)(b)	1.11%	01/30/2018	8,720	8,719,477
Massachusetts (State of) Development Finance Agency (South Shore Hospital);
Series 2016 I, Ref. RB	5.00%	07/01/2021	500	586,255
Series 2016 I, Ref. RB	5.00%	07/01/2022	600	715,950
Series 2016 I, Ref. RB	5.00%	07/01/2023	625	760,000
Series 2016 I, Ref. RB	5.00%	07/01/2024	550	675,565
Series 2016 I, Ref. RB	5.00%	07/01/2025	500	623,420
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/2024	1,500	1,695,240
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS–AGC)(c)	4.00%	11/01/2016	1,860	1,871,048
				51,069,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–6.22%
Marquette (City of) Board of Light and Power;
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2021	$250	$294,348
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2022	1,435	1,724,296
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2023	400	489,732
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2024	505	626,523
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2025	2,590	3,260,447
Michigan (State of) Building Authority (Facilities Program);
Series 2009 I, Ref. RB (INS–AGC)(c)	5.00%	10/15/2023	7,150	8,010,646
Series 2009 I, Ref. RB (INS–AGC)(c)	5.25%	10/15/2024	1,040	1,171,778
Series 2009 II, RB	4.00%	10/15/2016	1,950	1,958,483
Series 2009 II, RB (INS–AGM)(c)	5.00%	10/15/2021	1,180	1,325,128
Series 2009 II, RB (INS–AGM)(c)	5.00%	10/15/2022	520	583,274
Series 2015 I, Ref. RB	5.00%	04/15/2019	1,750	1,940,680
Series 2016 I, Ref. RB	5.00%	04/15/2018	2,935	3,137,544
Series 2016 I, Ref. RB	5.00%	04/15/2024	1,520	1,897,705
Michigan (State of) Finance Authority (Ascension Senior Credit Group); Series 2016 E-1, Ref. RB(a)	1.10%	08/15/2019	1,500	1,507,095
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(c)	5.00%	07/01/2020	3,500	4,002,425
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(c)	5.00%	07/01/2021	4,000	4,693,120
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(c)	5.00%	07/01/2022	10,000	11,929,400
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,223,860
Michigan (State of) Finance Authority (Mclaren Health Care);
Series 2015 D-1, Ref. Floating Rate Hospital RB(a)(b)	0.96%	10/15/2018	9,740	9,721,786
Series 2015 D-2, Ref. Floating Rate Hospital RB(a)(b)	1.11%	10/15/2020	10,000	9,973,500
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB(a)(b)	0.89%	12/01/2020	10,000	9,877,400
Michigan (State of) Finance Authority;
Series 2014 H-1, Ref. RB	5.00%	10/01/2018	1,135	1,227,139
Series 2014 H-1, Ref. RB	5.00%	10/01/2019	850	948,430
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	5.00%	11/15/2019	1,500	1,649,925
Series 2009, Ref. RB	5.50%	11/15/2018	1,000	1,081,720
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB(d)	5.25%	05/15/2018	1,100	1,186,757
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development RB	5.00%	05/01/2021	1,515	1,681,271
Series 2009 A, City of Grand Rapids Downtown Development RB	5.13%	05/01/2023	300	333,435
Series 2009 A, City of Grand Rapids Downtown Development RB	5.25%	05/01/2024	500	557,085
Michigan (State of) Strategic Fund (Detroit Edison Co. Pollution Control Bonds); Series 1991, Ref. Limited Obligation RB (INS–AMBAC)(c)	7.00%	05/01/2021	8,520	10,684,080
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2019	3,000	3,397,530
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2023	1,500	1,677,975
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2023	3,200	3,903,552
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2024	20,000	24,855,600
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)(f)	0.65%	03/01/2031	19,000	19,000,000
Regents of the University of Michigan; Series 2012 E, Floating Rate RB(a)(b)	0.99%	04/02/2018	5,785	5,755,612
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 V, RB(a)(d)	8.25%	09/01/2018	3,765	4,336,866
Series 2009 W, Ref. RB(d)	5.25%	08/01/2017	2,000	2,087,200
Series 2009 W, Ref. RB(d)	5.50%	08/01/2019	1,775	2,019,240
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/2017	2,000	2,101,480
Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	05/01/2018	1,270	1,356,805
				170,190,872

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.72%
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS–AGM)(c)	5.00%	08/15/2019	$1,400	$1,560,412
Series 1995 B, Health Care RB (INS–AGM)(c)	5.00%	08/15/2021	1,350	1,555,375
Series 2010 A, Health Care Facilities RB	5.00%	08/15/2020	730	842,435
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Ref. Sub. RB (INS–NATL)(c)	5.00%	01/01/2019	2,930	2,972,924
Series 2009 A, Ref. Sr. RB	5.00%	01/01/2020	1,000	1,099,090
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,705,200
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,452,685
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(c)	4.00%	02/15/2020	1,500	1,650,585
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(c)	5.00%	02/15/2021	1,500	1,702,875
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/2016	1,000	1,002,960
Series 2009 Seven-A, RB	4.50%	10/01/2022	1,000	1,097,120
Series 2009 Six-X, RB(a)(d)	5.00%	04/01/2017	500	513,045
Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential RB	5.20%	01/01/2023	55	57,648
Series 2009 B, Residential RB	5.45%	07/01/2024	75	75,569
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB	5.25%	02/01/2021	2,175	2,380,711
				19,668,634

Mississippi–0.21%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB(a)(d)	4.63%	09/01/2019	1,695	1,892,061
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS–AGC)(c)	5.00%	07/01/2024	1,000	1,099,350
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB(a)(d)	5.00%	07/01/2017	1,160	1,203,395
Mississippi (State of) Development Bank; Series 2007 A, Special Obligation RB (INS–AMBAC)(c)	5.00%	07/01/2017	1,585	1,638,399
				5,833,205

Missouri–0.75%
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/2017	500	503,160
Kansas City (City of); Series 2010 B, Ref. Special Obligation RB	4.13%	01/01/2021	2,000	2,194,000
Ladue School District;
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds(h)	5.00%	03/01/2025	695	710,047
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/2025	555	566,955
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/2019	1,000	1,110,570
Series 2010 B, Health Facilities RB	5.00%	06/01/2021	4,645	5,349,972
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,165,110
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	2,600	3,239,964
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	1,140	1,416,940
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS–AGM)(c)	5.00%	07/01/2020	1,125	1,165,016
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/2023	1,385	1,614,633
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB(a)(d)	5.00%	01/15/2017	1,500	1,524,975
				20,561,342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana–0.18%
Montana (State of) Facility Finance Authority (Master Loan Program — Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/2018	$1,010	$1,082,084
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/2020	1,000	1,102,610
Series 2010 B, Ref. RB	5.00%	01/01/2019	2,500	2,744,050
				4,928,744

Nebraska–0.43%
Central Plains Energy Project (No. 1); Series 2007 A, Gas Project RB	5.25%	12/01/2018	1,585	1,722,974
Central Plains Energy Project (No. 3); Series 2012, Gas Project RB	5.00%	09/01/2022	2,420	2,828,569
Nebraska (State of) Public Power District;
Series 2016 A, Ref. RB	5.00%	01/01/2019	2,000	2,195,740
Series 2016 A, Ref. RB	5.00%	01/01/2025	1,570	2,003,147
Series 2016 B, Ref. RB	5.00%	01/01/2019	2,685	2,947,781
				11,698,211

Nevada–1.98%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2019	1,875	2,093,475
Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2022	2,000	2,417,540
Clark (County of) Department of Aviation; Series 2014 B, Airport RB	5.00%	07/01/2018	7,200	7,757,424
Clark (County of);
Series 2006, Limited Tax GO Bonds(a)(d)	5.00%	11/01/2016	3,090	3,113,731
Series 2006, Limited Tax GO Bonds (INS–AMBAC)(c)	5.00%	11/01/2021	2,145	2,161,431
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(c)	5.00%	07/01/2022	1,000	1,112,050
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(c)	5.00%	07/01/2023	4,000	4,445,840
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(c)	5.00%	07/01/2024	1,855	2,060,664
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(c)	5.00%	07/01/2025	1,500	1,665,405
Sr. Series 2010 D, Airport System RB	4.00%	07/01/2017	2,000	2,056,080
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	4,100	4,532,017
Nevada (State of);
Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2023	3,505	4,399,160
Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2024	10,740	13,731,734
Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS–AGM)(c)	5.00%	06/01/2017	1,365	1,406,319
Series 2005 A, Hospital RB (INS–AGM)(c)	5.25%	06/01/2017	1,300	1,341,769
				54,294,639

New Hampshire–0.10%
Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/2017	500	506,155
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/2025	525	614,129
Series 2011, RB	5.50%	10/01/2026	510	600,586
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/2023	245	254,673
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/2028	155	161,087
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/2029	600	631,266
				2,767,896

New Jersey–3.72%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/2021	1,500	1,654,800
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,442,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (School Facilities Construction);
Series 2010, Ref. RB(d)	5.00%	12/15/2016	$385	$389,982
Series 2010, Ref. RB	5.00%	12/15/2016	245	247,974
Series 2010, Ref. RB(d)	5.00%	12/15/2017	1,487	1,570,852
Series 2010, Ref. RB	5.00%	12/15/2017	63	66,226
New Jersey (State of) Economic Development Authority;
Series 2012, Ref. Cigarette Tax RB	5.00%	06/15/2018	5,600	5,911,136
Series 2012, Ref. RB	5.00%	06/15/2019	1,000	1,079,640
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,715,205
New Jersey (State of) Educational Facilities Authority (Montclair State University);
Series 2016 B, Ref. RB	5.00%	07/01/2023	1,515	1,862,011
Series 2016 B, Ref. RB	5.00%	07/01/2025	400	506,344
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, Transportation System RB (INS–AGC)(c)	5.50%	12/15/2021	6,000	7,053,780
Series 2006 A, Transportation System RB (INS–AGM)(c)	5.25%	12/15/2021	1,820	2,116,915
Series 2010 D, Transportation System RB	5.25%	12/15/2023	3,305	3,910,542
Series 2011 B, Transportation System RB	5.00%	06/15/2019	1,000	1,096,260
Series 2011 B, Transportation System RB	5.00%	06/15/2020	1,000	1,113,900
Series 2011 B, Transportation System RB	5.00%	06/15/2021	1,000	1,133,690
Series 2013 A, Transportation System RB	5.00%	12/15/2017	5,950	6,254,818
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	6,000	6,802,140
Series 2014, Floating Rate Transportation Program RB(a)(b)	1.56%	12/15/2019	2,000	1,961,180
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/2020	2,000	2,192,300
Series 2009 H, RB	5.00%	01/01/2021	2,000	2,186,940
Series 2012 B, RB	5.00%	01/01/2020	3,290	3,733,097
Series 2013 D, Floating Rate RB(a)(b)	1.24%	01/01/2018	4,000	4,012,440
Series 2013 E, Floating Rate RB(a)(b)	1.24%	01/01/2018	3,000	3,009,360
Series 2014-B-3, Floating Rate RB(a)(b)	0.90%	01/01/2018	2,750	2,744,445
New Jersey Transit Corp.;
Series 2014 A, Grant Anticipation RB	5.00%	09/15/2017	5,000	5,182,000
Series 2014 A, Grant Anticipation RB	5.00%	09/15/2018	5,000	5,331,500
Newark (City of) Housing Authority;
Series 2009, City-Secured Police Facility RB(a)(d)	5.00%	12/01/2019	770	875,752
Series 2009, City-Secured Police Facility RB (INS–AGC)(c)	5.00%	12/01/2021	360	403,121
Passaic Valley Sewage Commissioners;
Series 2016 H, Ref. Sewer System RB (INS–AGM)(c)	5.00%	12/01/2018	5,485	5,984,080
Series 2016 H, Ref. Sewer System RB (INS–AGM)(c)	5.00%	12/01/2022	5,795	7,008,879
Series 2016 H, Ref. Sewer System RB (INS–AGM)(c)	5.00%	12/01/2023	4,190	5,164,091
Series 2016 H, Ref. Sewer System RB (INS–AGM)(c)	5.00%	12/01/2025	4,675	5,929,115
				101,646,821

New Mexico–0.57%
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	3,420	3,586,486
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB(a)(b)	1.08%	08/01/2019	12,000	11,950,560
				15,537,046

New York–8.19%
Amherst Development Corp. (UBF Faculty-Student Housing Corp. — Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS–AGM)(c)	4.00%	10/01/2016	1,000	1,002,730
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/2018	445	468,937
Series 2009 A, Resource Recovery RB	5.00%	01/01/2019	365	398,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2023	$1,200	$1,446,972
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2024	1,500	1,846,455
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2025	2,000	2,491,620
Long Island (City of) Power Authority;
Series 2014 C, Ref. Floating Rate General RB(a)(b)	1.00%	11/01/2018	7,000	7,008,610
Series 2015 C, Ref. Floating Rate General RB(a)(b)	1.23%	11/01/2018	1,500	1,509,345
Metropolitan Transportation Authority;
Series 2005 B, RB (INS–NATL)(c)	5.25%	11/15/2018	2,445	2,687,886
Subseries 2012 A-2, Transportation Floating Rate RB(a)(b)	1.14%	06/01/2019	17,000	16,954,950
Subseries 2014 D-2, SIFMA Floating Rate Transportation RB(a)(b)	0.92%	11/15/2017	8,000	7,990,240
Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB(d)	5.25%	03/01/2017	930	951,818
Series 2000 A, Ref. Civic Facility RB(d)	5.25%	03/01/2019	1,585	1,763,630
New York (City of) Industrial Development Agency (Yankee Stadium);
Series 2006, PILOT Floating Rate RB (INS–FGIC)(b)(c)	1.89%	03/01/2025	1,025	962,403
Series 2006, PILOT Floating Rate RB (INS–FGIC)(b)(c)	1.90%	03/01/2026	2,725	2,540,436
Series 2006, PILOT Floating Rate RB (INS–FGIC)(b)(c)	1.91%	03/01/2027	5,500	5,070,395
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/2017	1,875	1,906,012
Series 2011 E, Future Tax Sec. Sub. RB	5.00%	11/01/2018	3,800	4,158,188
Subseries 2014 C, Future Tax Sec. RB	5.00%	11/01/2023	5,000	6,303,500
New York (City of);
Series 2013 G, Unlimited Tax GO Bonds	5.00%	08/01/2019	2,910	3,264,758
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,365	6,223,454
Series 2014 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,945	6,896,259
Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2019	10,000	11,219,100
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/2017	750	780,495
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds(b)	1.11%	08/01/2025	3,250	3,250,162
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/2019	500	554,760
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University);
Series 2009, Non State Supported Debt RB(a)(d)	5.13%	07/01/2019	2,030	2,281,862
Series 2009, RB(a)(d)	5.50%	07/01/2019	2,925	3,318,617
New York (State of) Dormitory Authority (NYU Hospitals Center);
Series 2016 A, Ref. RB	5.00%	07/01/2023	3,500	4,324,810
Series 2016 A, Ref. RB	5.00%	07/01/2024	3,500	4,385,955
New York (State of) Dormitory Authority (Personal Income Tax); Series 2015 E, Ref. RB	5.00%	03/15/2023	6,435	7,986,672
New York (State of) Dormitory Authority (Sales Tax); Series 2015 A, Ref. RB	5.00%	03/15/2019	15,000	16,657,950
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB(a)(d)	5.75%	10/01/2018	1,000	1,105,690
New York (State of) Dormitory Authority; Series 2009 D, State Personal Income Tax RB	5.00%	06/15/2020	10,000	11,158,100
New York (State of) Power Authority; Series 2015 A, Ref. RB	5.00%	11/15/2017	3,250	3,425,435
New York (State of) Thruway Authority; Series 2013 A, Jr. General RB	5.00%	05/01/2019	14,595	16,226,867
New York City Housing Development Corp. (Monteflore Medical Center); Series 1993 A, VRD Residential Special Obligation RB (LOC-JPMorgan Chase Bank, N.A.)(e)(f)	0.64%	05/01/2030	2,900	2,900,000
New York State Urban Development Corp.;
Series 2010 A, Personal Income Tax RB	5.00%	03/15/2019	10,000	11,097,300
Series 2010 A-1, Ref. Service Contract RB	5.00%	01/01/2018	5,785	6,120,067
Series 2015 A, Ref. Personal Income Tax RB	5.00%	03/15/2023	10,000	12,411,300
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS–AGC)(c)	4.00%	10/01/2019	660	695,336
Tobacco Settlement Financing Corp.; Series 2011 A, Asset-Backed RB	4.00%	06/01/2017	4,000	4,103,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge and Tunnel Authority;
Subseries 2014 ABCD-3, Ref. Floating Rate RB (INS–AGM)(b)(c)	0.81%	01/01/2017	$8,400	$8,393,028
Subseries 2014 ABCD-4, Ref. Floating Rate RB (INS–AGM)(b)(c)	0.91%	01/01/2018	6,500	6,487,455
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	11/15/2020	655	762,407
Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	11/15/2022	500	572,595
				224,066,964

North Carolina–1.00%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/2019	1,000	1,016,130
Series 2009 A, Ref. Health Care RB	5.00%	01/15/2020	3,500	3,859,345
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB(d)	6.00%	01/01/2019	205	219,223
North Carolina (State of) Medical Care Commission (Duke University Health System);
Series 2016 A, Ref. Health Care Facilities RB	5.00%	06/01/2022	2,000	2,430,960
Series 2016 A, Ref. Health Care Facilities RB	5.00%	06/01/2023	1,500	1,856,265
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Floating Rate Health Care Facilities RB(a)(b)	1.30%	12/01/2017	4,200	4,187,862
North Carolina (State of) Municipal Power Agency #1 (Catawba);
Series 2015 A, Ref. Electric RB	5.00%	01/01/2024	5,000	6,242,350
Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	1,615	2,057,138
Series 2015 B, Ref. Electric RB	5.00%	01/01/2022	1,875	2,247,356
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB(a)	4.00%	03/01/2018	2,000	2,065,460
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS–NATL)(c)	5.00%	06/01/2020	1,065	1,141,169
				27,323,258

Ohio–3.40%
Akron (City of); Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(c)	5.00%	03/01/2018	2,010	2,131,062
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2016	1,000	1,000,000
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2018	2,000	2,160,920
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2020	2,920	3,351,634
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/2023	2,850	3,215,512
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/2017	1,985	2,044,887
Cleveland (City of);
Series 2006 A, Airport System RB (INS–AMBAC)(c)	5.25%	01/01/2021	3,980	4,612,900
Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/2018	2,000	2,106,220
Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/2019	2,000	2,181,100
Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/2020	4,000	4,350,600
Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/2023	2,000	2,169,980
Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/2027	1,000	1,084,990
Series 2011 A, Airport System RB	5.00%	01/01/2017	7,605	7,705,614
Series 2011 A, Airport System RB	5.00%	01/01/2022	2,315	2,641,114
Series 2016 A, Ref. Airport System RB (INS–AGM)(c)	5.00%	01/01/2018	340	358,945
Series 2016 A, Ref. Airport System RB (INS–AGM)(c)	5.00%	01/01/2019	425	465,243
Series 2016 A, Ref. Airport System RB (INS–AGM)(c)	5.00%	01/01/2020	450	507,596
Hamilton (County of);
Series 2016 A, Ref. Sales Tax RB	5.00%	12/01/2022	2,250	2,742,457
Series 2016 A, Ref. Sales Tax RB	5.00%	12/01/2023	3,250	4,041,570
Series 2016 A, Ref. Sales Tax RB	5.00%	12/01/2024	3,200	4,049,216
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/2016	250	251,713
Series 2011 A, Hospital Facilities RB	5.00%	12/01/2018	170	182,954
Series 2011 A, Hospital Facilities RB	5.75%	12/01/2026	250	296,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB(a)(b)	1.05%	08/01/2019	$11,000	$10,978,990
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/2020	3,000	3,296,130
Series 2009 B-1, Hospital RB	4.75%	01/01/2021	1,000	1,096,500
Series 2009 B-1, Hospital RB	5.00%	01/01/2022	1,000	1,101,550
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/2024	1,000	1,158,140
Ohio (State of) (Major New State Infrastructure); Series 2016 1, RB	5.00%	12/15/2023	4,000	4,992,800
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009, Ref. PCR(a)	2.25%	09/15/2016	1,505	1,504,970
Series 2009, Ref. PCR(a)	3.10%	03/01/2019	3,000	2,886,660
Series 2009 C, Ref. PCR	5.63%	06/01/2018	9,750	10,213,320
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/2019	1,825	2,066,922
				92,948,867

Oklahoma–0.32%
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/2019	2,000	2,199,700
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/2020	1,000	1,083,240
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB(a)(d)	5.50%	07/01/2018	1,280	1,392,576
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/2018	300	317,544
Series 2008 A, Power Supply System RB(a)(d)	5.38%	01/01/2018	250	265,810
Series 2008 A, Power Supply System RB(a)(d)	5.88%	01/01/2018	250	267,468
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/2019	2,165	2,323,348
Tulsa (County of) Industrial Authority; Series 2005 A, Capital Improvements RB	4.00%	05/15/2017	1,000	1,024,030
				8,873,716

Oregon–0.42%
Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/2016	1,000	1,005,680
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB(a)(d)	5.00%	04/01/2019	500	554,675
Oregon (State of) Facilities Authority (PeaceHealth); Series 2009 A, Ref. RB	5.00%	11/01/2016	1,880	1,894,119
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/2016	1,000	1,002,450
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	1,000	1,144,110
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP–Oregon School Bond Guaranty)(g)	0.00%	06/15/2023	2,500	2,244,550
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/2017	3,400	3,555,958
				11,401,542

Pennsylvania–4.87%
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB	5.00%	12/01/2020	2,500	2,904,650
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/2017	800	824,192
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2020	1,475	1,694,524
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2021	1,400	1,646,568
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/2016	500	504,450
Emmaus (City of) Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(e)(f)	0.57%	03/01/2030	1,815	1,815,000
Lehigh (County of) Industrial Development Authority (PPL Electric Utilities Corp.);
Series 2016 A, Ref. PCR(a)	0.90%	09/01/2017	3,500	3,504,970
Series 2016 B, Ref. PCR(a)	0.90%	08/15/2017	3,725	3,730,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	$1,000	$1,164,790
Montgomery (County of) Industrial Development Authority (PECO Energy Company);
Series 1994 A, Ref. RB(a)	2.55%	06/01/2020	5,000	5,137,550
Series 1999 A, Ref. RB(a)	2.50%	04/01/2020	6,000	6,118,860
Pennsylvania (Commonwealth of); Second Series 2016, Unlimited Tax GO Bonds	5.00%	09/15/2024	10,000	12,403,700
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/2019	3,000	3,245,340
Series 2009, RB	5.00%	08/01/2017	1,000	1,039,170
Series 2009, RB	5.00%	08/01/2021	775	852,864
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)(f)	0.58%	05/01/2032	18,115	18,115,000
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	7,285	8,409,294
Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB(a)(d)	6.00%	06/01/2018	500	546,940
Series 2009 B, Sub. RB(a)(d)	5.00%	06/01/2019	3,550	3,966,060
Series 2009 B, Sub. RB(a)(d)	5.25%	06/01/2019	2,500	2,809,975
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,814,205
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,846,410
Series 2013 B, Floating Rate RB(b)	1.71%	12/01/2019	3,000	3,022,500
Series 2014 B-1, Ref. Floating Rate RB(b)	1.16%	12/01/2018	3,000	2,989,740
Series 2015 A-2, Ref. Floating Rate RB(b)	1.21%	12/01/2018	11,545	11,506,094
Philadelphia (City of) (1998 General Ordinance); Tenth Series 2011, Ref. Gas Works RB (INS–AGM)(c)	4.00%	07/01/2017	1,000	1,027,280
Philadelphia (City of) Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,692,845
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,864,200
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,342,321
Philadelphia (City of);
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	4.50%	08/01/2020	2,150	2,360,528
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.25%	08/01/2021	2,500	2,810,875
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.25%	08/01/2022	5,000	5,615,600
Series 2010 A, Ref. Water & Wastewater RB (INS–AGM)(c)	5.00%	06/15/2019	1,000	1,115,700
Pittsburgh Public School District;
Series 2009 A, Limited Tax GO Bonds(d)	4.00%	09/01/2019	860	943,781
Series 2009 A, Limited Tax GO Bonds (INS–AGC)(c)	4.00%	09/01/2019	2,245	2,440,068
Reading (City of);
Series 2008, Unlimited Tax GO Bonds(a)(d)	5.63%	11/01/2018	440	487,199
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(c)	5.63%	11/01/2023	1,060	1,157,732
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB(a)(d)	6.00%	07/01/2020	500	597,015
Spring-Ford Area School District; Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/2017	620	627,564
St. Mary Hospital Authority (Catholic Health East); Series 2010 A, Health System RB	5.00%	11/15/2018	2,645	2,884,769
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS–AGM)(c)	5.50%	04/01/2024	500	548,095
				133,129,341

Rhode Island–0.71%
Rhode Island (State of) Commerce Corp.; Series 2016 A, Ref. Grant Anticipation RB	5.00%	06/15/2023	1,750	2,126,845
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2016, Ref. Hospital Financing RB	5.00%	05/15/2018	1,250	1,333,788
Series 2016, Ref. Hospital Financing RB	5.00%	05/15/2024	2,350	2,840,892
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB(a)(d)	6.13%	05/15/2019	500	572,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Rhode Island Health & Educational Building Corp. (University of Rhode Island — Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS–AGC)(c)	5.25%	09/15/2029	$1,265	$1,404,390
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,887,033
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,600	1,886,512
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,246,803
Series 2015 B, Ref. RB	2.25%	06/01/2041	4,005	4,036,720
				19,335,443

South Carolina–0.61%
Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Facilities PCR	3.60%	02/01/2017	1,000	1,011,760
Piedmont Municipal Power Agency; Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2020	2,000	2,263,000
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,790,315
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/2018	495	524,646
South Carolina (State of) Educational Facilities Authority (Furman University); Series 2006 B, VRD RB(e)	0.62%	10/01/2039	5,000	5,000,000
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2010, Ref. Hospital RB	5.00%	02/01/2018	1,000	1,056,090
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.00%	08/01/2021	1,300	1,517,087
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2005 A, Ref. Hospital RB (INS–AGM)(c)	4.00%	08/01/2017	1,500	1,540,665
Spartanburg Regional Health Services District, Inc.; Series 2008 D, Ref. Hospital RB (INS–AGC)(c)	5.25%	04/15/2020	1,000	1,073,300
				16,776,863

South Dakota–0.30%
Rapid City (City of);
Series 2009, Water RB(h)	5.00%	11/01/2021	1,170	1,319,081
Series 2009, Water RB(h)	5.00%	11/01/2024	1,620	1,826,420
Series 2009, Water RB(h)	5.00%	11/01/2025	1,650	1,860,243
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/2021	1,000	1,147,610
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/2016	500	503,745
Series 2009, RB	5.00%	11/01/2017	430	451,208
Series 2009, RB	5.00%	11/01/2024	1,000	1,118,310
				8,226,617

Tennessee–0.84%
Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS–AGM)(c)	4.50%	10/01/2016	2,500	2,507,300
Jackson (City of);
Series 2008, Ref. Hospital Improvement RB(a)(d)	5.25%	04/01/2018	740	794,079
Series 2008, Ref. Hospital Improvement RB	5.25%	04/01/2023	260	277,826
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,545,196
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2020	860	961,308
Series 2012, Ref. & Improvement RB	5.00%	07/01/2021	885	1,010,006
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(c)	5.00%	09/01/2017	1,000	1,043,030
Tennessee Energy Acquisition Corp.;
Series 2006 A, Gas RB	5.25%	09/01/2018	4,800	5,177,088
Series 2006 A, Gas RB	5.25%	09/01/2021	4,385	5,144,219
Series 2006 C, Gas RB	5.00%	02/01/2022	3,090	3,610,263
				23,070,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–14.13%
Austin (City of); Series 2015 A, Ref. Water & Wastewater System RB	5.00%	11/15/2023	$5,000	$6,242,700
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	02/15/2024	1,500	1,526,670
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB(d)	5.00%	05/01/2019	2,500	2,783,150
Series 2009, Ref. Waterworks System RB(a)(d)	5.00%	05/01/2019	2,500	2,783,150
Series 2009, Ref. Waterworks System RB(a)(d)	5.00%	05/01/2019	2,500	2,783,150
Series 2009, Ref. Waterworks System RB(a)(d)	5.00%	05/01/2019	2,500	2,783,150
Central Texas Regional Mobility Authority;
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2022	2,000	2,371,000
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2023	2,000	2,421,380
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/2023	750	876,795
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/2022	1,100	1,238,215
Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(c)	5.00%	02/15/2019	1,200	1,222,884
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(c)	5.15%	02/15/2021	3,000	3,054,120
Dallas Independent School District; Series 2016 B-1, Multi-Modal School Building Floating rate Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(a)(b)	3.00%	02/15/2017	2,000	2,021,680
Dickinson Independent School District Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)(a)	1.05%	08/01/2017	5,150	5,161,948
Fort Bend Independent School District (School Building); Series 2015 B, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)(a)	2.00%	08/01/2017	7,850	7,942,002
Fort Worth (City of);
Series 2007, Water & Sewer System RB	5.00%	02/15/2017	4,690	4,786,192
Series 2015 A, Ref. & Improvement Water & Sewer System RB	5.00%	02/15/2022	6,975	8,413,663
Fort Worth Independent School District;
Series 2015, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/2023	9,945	12,271,832
Series 2015, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/2024	4,700	5,923,786
Series 2016, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/2024	3,000	3,777,810
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/2021	1,000	1,126,260
Harris (County of); Series 2015 B, Ref. Permanent Improvement Limited Tax GO Bonds	5.00%	10/01/2017	4,385	4,594,954
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine);
Series 2016, Ref. Medical Facilities RB	5.00%	11/15/2022	1,560	1,890,080
Series 2016, Ref. Medical Facilities RB	5.00%	11/15/2023	3,000	3,694,410
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 B, Ref. Floating Rate Hospital RB(b)	1.16%	06/01/2018	1,750	1,749,807
Series 2013 B, Ref. Floating Rate Hospital RB(b)	1.26%	06/01/2019	2,065	2,068,036
Series 2014 B, Floating Rate Hospital RB(a)(b)	1.14%	12/01/2019	10,000	9,977,100
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB(d)	5.00%	02/15/2017	1,700	1,734,663
Series 2009, Ref. RB(d)	5.00%	02/15/2018	2,000	2,127,720
Series 2009, Ref. RB(d)	5.00%	02/15/2019	1,000	1,105,730
Series 2009, Ref. RB(a)(d)	5.63%	02/15/2019	2,500	2,802,325
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/2019	485	547,521
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	5.00%	10/01/2024	1,750	1,963,850
Series 2015, Floating Rate RB(a)(b)	1.16%	06/01/2020	5,000	4,998,000
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS–AGC)(c)	5.00%	05/15/2023	1,500	1,656,900
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/2021	535	603,180
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	977,581
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	4,000	4,451,040
Series 2008, Solid Waste Disposal RB	4.70%	05/01/2018	7,320	7,678,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS–NATL)(c)	5.25%	05/15/2017	$3,040	$3,141,293
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2017	340	352,124
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2018	500	537,660
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2019	250	269,618
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(a)(b)	1.31%	06/01/2017	11,000	10,995,490
Series 2015 D, Ref. First Lien Combined Utility System RB	5.00%	11/15/2025	5,000	6,452,800
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2021	3,020	3,540,648
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2022	8,000	9,590,000
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2023	8,500	10,402,045
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2025	5,060	6,404,695
Series 2016 B, Ref. First Lien Combined Utility System RB	5.00%	11/15/2017	3,000	3,158,850
Series 2016 B, Ref. First Lien Combined Utility System RB	5.00%	11/15/2018	2,000	2,187,060
Series 2016 B, Ref. First Lien Combined Utility System RB	5.00%	11/15/2019	1,000	1,133,670
Houston Independent School District; Series 2014 A-2-R, Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)(a)	4.00%	06/01/2017	8,500	8,709,270
Katy (City of) Independent School District;
Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)(a)(b)	0.89%	08/15/2019	7,000	6,979,000
Series 2016 A, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/2018	1,000	1,064,350
Series 2016 A, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/2023	1,500	1,859,505
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB(a)(d)	5.75%	08/15/2019	365	417,582
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS–AGC)(c)	5.00%	10/01/2027	1,230	1,326,604
Leander Independent School District; Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(g)	0.00%	08/15/2027	5,675	4,372,077
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2020	1,940	2,227,935
Lower Colorado River Authority;
Series 2009, RB	5.25%	05/15/2029	455	505,601
Series 2009, Ref. RB(a)(d)	5.25%	05/15/2019	5	5,596
Series 2009, Ref. RB(a)(d)	5.25%	05/15/2019	30	33,577
Series 2009, Ref. RB(a)(d)	5.25%	05/15/2019	10	11,192
Series 2015 D, Ref. RB	5.00%	05/15/2017	2,500	2,575,125
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(d)	5.50%	02/15/2017	2,100	2,146,326
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.(a)(d)	6.13%	02/15/2018	500	540,070
Mission Economic Development Corp. (Waste Management, Inc.); Series 2006, Solid Waste Disposal RB	1.80%	12/01/2018	3,000	3,057,840
New Hope Cultural Education Facilities Corp. (CHF–Collegiate Housing College Station I, LLC-Texas A&M University);
Series 2014 A, Student Housing RB (INS–AGM)(c)	4.00%	04/01/2018	200	208,756
Series 2014 A, Student Housing RB (INS–AGM)(c)	4.00%	04/01/2020	325	353,418
North East Texas Regional Mobility Authority;
Series 2016 A, Sr. Lien RB	5.00%	01/01/2022	720	853,560
Series 2016 A, Sr. Lien RB	5.00%	01/01/2023	755	911,028
North Fort Bend Water Authority; Series 2009, Water System RB (INS–AGC)(c)	5.00%	12/15/2024	2,000	2,261,100
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	2,000	2,214,520
Series 2011 A, Ref. First Tier Floating Rate RB(a)(b)	1.36%	01/01/2019	8,000	7,999,760
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/2019	500	547,955
Series 2014 C, Ref. Floating Rate First Tier RB(a)(b)	1.23%	01/01/2020	8,000	8,023,360
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2024	7,000	8,684,270
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2025	2,000	2,473,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Northside Independent School District (School Building);
Series 2012, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)(a)	1.75%	06/01/2022	$3,605	$3,606,839
Series 2015, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)(a)	1.65%	08/01/2018	2,250	2,282,917
Northwest Independent School District;
Series 2013 A, Ref. RB (CEP–Texas Permanent School Fund)	5.00%	02/15/2018	1,500	1,594,485
Series 2015 B, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/2025	2,525	3,234,449
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds(a)(d)	5.25%	02/15/2019	1,000	1,111,550
Round Rock Independent School District;
Series 2016, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	08/01/2017	1,000	1,040,960
Series 2016, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	08/01/2018	1,070	1,158,221
Series 2016, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	08/01/2019	1,500	1,683,795
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(c)	5.00%	02/15/2024	500	546,905
San Antonio (City of);
Series 2016 A, Ref. Water System Jr. Lien RB	5.00%	05/15/2018	750	805,207
Series 2016 A, Ref. Water System Jr. Lien RB	5.00%	05/15/2019	250	278,528
Series 2016 A, Ref. Water System Jr. Lien RB	5.00%	05/15/2020	1,125	1,295,516
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS–AGC)(c)	5.00%	09/01/2022	595	665,728
Series 2009 A, Hospital RB (INS–AGC)(c)	5.00%	09/01/2024	1,280	1,423,168
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/2019	4,405	4,493,496
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2010 A, Hospital RB	5.00%	12/01/2017	1,250	1,316,525
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds(a)(b)	0.94%	10/01/2018	5,000	4,970,850
Texas (State of) Transportation Commission (State Highway Fund);
Series 2014 B, First Tier Floating Rate RB(a)(b)	0.91%	04/01/2017	18,375	18,363,791
Series 2015, Ref. First Tier RB	5.00%	10/01/2019	1,000	1,129,940
Series 2015, Ref. First Tier RB	5.00%	10/01/2023	3,200	4,012,864
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS–AMBAC)(c)(g)	0.00%	08/15/2018	3,070	3,002,368
Texas (State of) Water Development Board; Series 2015 A, RB	5.00%	04/15/2024	6,200	7,858,624
Texas A&M University System Board of Regents; Series 2016 C, Ref. Financing System RB	5.00%	05/15/2025	4,210	5,444,246
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	14,620	18,531,435
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2019	3,500	3,885,630
Series 2012, Gas Supply RB	5.00%	12/15/2021	5,485	6,420,906
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	596,360
Series 2012, Gas Supply RB	5.00%	12/15/2023	8,050	9,574,992
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2026	1,500	1,597,515
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/2021	1,285	1,469,051
University of Texas; Series 2009 D, Financing System RB	5.00%	08/15/2018	4,000	4,338,600
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/2022	900	983,187
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/2023	1,455	1,594,462
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/2025	450	499,055
West Harris County Regional Water Authority; Series 2009, Water System RB	5.00%	12/15/2016	1,000	1,012,760
				386,486,476

Utah–0.15%
Intermountain Power Agency; Subseries 2014-A, Ref. Sub. Power Supply RB	5.00%	07/01/2019	2,500	2,793,550
Riverton (City of) (IHC Health Services, Inc.); Series 2009, Hospital RB	5.00%	08/15/2018	1,310	1,416,608
				4,210,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–0.04%
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB(a)(d)	5.00%	06/01/2018	$1,000	$1,075,410

Virgin Islands–0.60%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.75%	10/01/2019	1,225	1,273,890
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/2018	1,875	1,896,412
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2016	1,000	1,002,290
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2017	1,000	1,024,670
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2018	1,000	1,019,770
Series 2010 A, Sr. Lien RB	5.00%	10/01/2016	345	345,790
Series 2010 B, Sub. Lien RB	5.00%	10/01/2025	750	748,395
Virgin Islands (Government of) Public Finance Authority;
Series 2015, RB(j)	5.00%	09/01/2022	2,220	2,535,862
Series 2015, RB(j)	5.00%	09/01/2023	1,500	1,731,450
Series 2015, RB(j)	5.00%	09/01/2024	1,650	1,908,109
Series 2015, RB(j)	5.00%	09/01/2025	1,500	1,749,675
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS–AGM)(c)	5.00%	07/01/2022	1,000	1,119,330
				16,355,643

Virginia–1.31%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/2023	500	554,825
Loudoun (County of) Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)(f)	0.58%	03/01/2038	2,400	2,400,000
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2010 B, Ref. Hospital RB	5.00%	07/01/2018	1,255	1,327,664
Virginia (State of) College Building Authority (21st Centrury College and Equipment Programs); Series 2015 D, Educational Facilities RB (CEP–Colorado Higher Education Intercept Program)	5.00%	02/01/2021	14,720	17,345,754
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB(a)(d)	5.00%	10/01/2018	1,315	1,434,034
Virginia College Building Authority Educational Facilities (Public Higher Education Financing Program); Series 2014 B, Ref. Educational Facilities RB (CEP–Colorado Higher Education Intercept program)	5.00%	09/01/2023	5,000	6,255,450
Wise (County of) Industrial Development Authority; Series 2009 A, Solid Waste & Sewage Disposal RB(a)	2.15%	09/01/2020	6,375	6,621,776
				35,939,503

Washington–4.48%
Central Puget Sound Regional Transit Authority; Series 2015 S-2A, Floating Rate Sales & Use Tax Green Bonds(a)(b)	1.26%	11/01/2018	12,500	12,511,750
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB(a)(d)	5.00%	01/01/2019	500	543,460
Series 2009, Ref. Electric System RB(a)(d)	5.00%	01/01/2019	300	326,076
Cowlitz (County of) (Cowlitz Sewer Operating Board — Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS–NATL)(c)	5.50%	11/01/2019	2,500	2,694,775
Energy Northwest (Project #1);
Series 2007 C, Ref. Electric RB	5.00%	07/01/2017	3,325	3,448,956
Series 2016 A, Ref. Electric RB	5.00%	07/01/2025	6,300	8,126,874
Series 2016 A, Ref. Electric RB	5.00%	07/01/2026	4,500	5,312,250
Everett (City of); Series 2014, Ref. Limited Tax SIFMA Index Floating Rate GO Bonds(a)(b)	0.96%	12/01/2019	7,810	7,698,161
Grant (County of) Public Utility District No. 2; Series 2014 K, Floating Rate RB(a)(b)	0.88%	12/01/2017	3,000	2,989,410
King (County of); Series 2015 E, Ref. Limited Tax GO Bonds	5.00%	12/01/2022	5,520	6,790,483

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Seattle (City of);
Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2017	$3,720	$3,846,034
Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2023	4,000	5,001,600
Series 2015 B-2, Municipal Light & Power Floating Rate RB(a)(b)	1.24%	11/01/2018	7,500	7,500,000
Seattle (Port of);
Series 2015 B, Ref. RB	5.00%	03/01/2018	4,340	4,624,530
Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,449,470
Series 2016 A, Ref. First Lien RB	5.00%	10/01/2018	2,750	2,997,417
Series 2016 A, Ref. First Lien RB	5.00%	10/01/2019	1,600	1,806,080
Washington (State of) (Sr. 520 Corridor Program); Series 2012 F, Highway Grant Anticipation RB	5.00%	09/01/2021	8,675	10,294,622
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.);
Series 2005 D, Solid Waste Disposal RB(j)	1.25%	11/01/2017	3,000	3,015,990
Series 2008, Solid Waste Disposal RB(j)	2.13%	06/01/2020	3,000	3,080,400
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB(a)(d)	5.25%	08/01/2018	985	1,071,818
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	579,865
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/2020	1,050	1,155,095
Series 2010 A, Ref. RB	4.50%	04/01/2017	2,725	2,779,255
Series 2010 A, Ref. RB	5.00%	04/01/2019	1,810	1,984,665
Washington (State of);
Series 2015, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	08/01/2024	2,735	3,469,375
Series 2016 C, Unlimited Tax GO Bonds	5.00%	02/01/2024	9,385	11,795,256
Series 2016 D, Unlimited Tax GO Bonds	5.00%	02/01/2023	4,580	5,648,743
				122,542,410

West Virginia–0.76%
Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR(a)	1.63%	10/01/2018	10,000	10,100,500
West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2008 C, Ref. PCR	3.25%	05/01/2019	5,255	5,476,288
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB(a)(d)	5.38%	12/01/2018	1,200	1,326,900
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB(a)(b)	1.09%	10/01/2019	4,000	3,974,040
				20,877,728

Wisconsin–0.96%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)(f)	0.65%	08/15/2034	500	500,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	5.00%	04/01/2019	750	830,175
Series 2009 C, RB	5.00%	04/01/2020	750	832,823
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/2016	1,005	1,007,482
Series 2008 B-1, Ref. RB	3.75%	10/01/2018	880	932,483
Series 2008 B-3, RB	3.75%	10/01/2018	1,125	1,192,095
Series 2008 B-3, RB	4.00%	10/01/2019	1,145	1,251,771
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2019	3,000	3,298,440
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. Hospital RB	4.00%	06/01/2019	685	741,019
Series 2016 A, Ref. Hospital RB	4.00%	06/01/2020	450	498,537
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2021	500	586,785
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2022	600	716,184
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2023	900	1,092,681
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2024	1,000	1,230,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB(a)	4.00%	05/30/2019	$6,625	$7,169,708
Wisconsin Health & Educational Facilities Authority (Ascension Senior Credit Group);
Series 2016 A, Ref. RB	5.00%	11/15/2021	1,500	1,803,375
Series 2016 A, Ref. RB	5.00%	11/15/2022	1,280	1,573,901
Series 2016 A, Ref. RB	5.00%	11/15/2023	845	1,058,227
				26,316,306

Wyoming–0.15%
Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	5.00%	12/01/2017	1,170	1,224,674
Series 2009, RB	5.00%	12/01/2018	545	589,854
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,346,652
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/2025	1,000	1,059,440
				4,220,620
TOTAL INVESTMENTS(k)–100.18% (Cost $2,653,555,729)				2,740,910,189
OTHER ASSETS LESS LIABILITIES–(0.18)%				(5,027,086)
NET ASSETS–100.00%				$2,735,883,103

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Co.
FTA	– Federal Transit Administration
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to crossover refunding.
(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $14,021,486, which represented less than 1% of the Fund’s Net Assets.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	8.3%

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2016

Revenue Bonds	78.2%
General Obligation Bonds	14.4
Pre-Refunded Bonds	4.7
Other	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $2,653,555,729)	$2,740,910,189
Cash	74,209
Receivable for:
Investments sold	1,425,093
Fund shares sold	22,022,721
Interest	23,357,710
Investment for trustee deferred compensation and retirement plans	210,928
Other assets	173,611
Total assets	2,788,174,461

Liabilities:
Payable for:
Investments purchased	38,757,650
Fund shares reacquired	10,932,164
Dividends	1,340,746
Accrued fees to affiliates	952,266
Accrued trustees’ and officers’ fees and benefits	7,555
Accrued other operating expenses	61,803
Trustee deferred compensation and retirement plans	239,174
Total liabilities	52,291,358
Net assets applicable to shares outstanding	$2,735,883,103

Net assets consist of:
Shares of beneficial interest	$2,650,431,080
Undistributed net investment income	44,506
Undistributed net realized gain (loss)	(1,946,943)
Net unrealized appreciation	87,354,460
$2,735,883,103

Net Assets:
Class A	$1,368,068,107
Class A2	$100,274,271
Class C	$413,074,364
Class Y	$834,573,076
Class R5	$19,893,285

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	118,019,172
Class A2	8,646,028
Class C	35,659,555
Class Y	72,045,691
Class R5	1,716,613
Class A:
Net asset value per share	$11.59
Maximum offering price per share
(Net asset value of $11.59 ÷ 97.50%)	$11.89
Class A2:
Net asset value per share	$11.60
Maximum offering price per share
(Net asset value of $11.60 ÷ 99.00%)	$11.72
Class C:
Net asset value and offering price per share	$11.58
Class Y:
Net asset value and offering price per share	$11.58
Class R5:
Net asset value and offering price per share	$11.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco Limited Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$29,724,381

Expenses:
Advisory fees	2,868,619
Administrative services fees	247,584
Custodian fees	8,520
Distribution fees:
Class A	1,596,712
Class C	1,682,981
Transfer agent fees — A, A2, C and Y	888,427
Transfer agent fees — R5	2,400
Trustees’ and officers’ fees and benefits	23,519
Registration and filing fees	135,984
Reports to shareholders	57,106
Professional services fees	40,518
Other	71,832
Total expenses	7,624,202
Less: Expense offset arrangement(s)	(432)
Net expenses	7,623,770
Net investment income	22,100,611

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(114,830)
Change in net unrealized appreciation of investment securities	5,058,191
Net realized and unrealized gain	4,943,361
Net increase in net assets resulting from operations	$27,043,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$22,100,611	$37,834,219
Net realized gain (loss)	(114,830)	(112,994)
Change in net unrealized appreciation (depreciation)	5,058,191	(3,353,875)
Net increase in net assets resulting from operations	27,043,972	34,367,350

Distributions to shareholders from net investment income:
Class A	(11,529,978)	(22,417,779)
Class A2	(974,482)	(2,214,571)
Class C	(1,767,787)	(2,277,308)
Class Y	(7,809,817)	(10,982,165)
Class R5	(192,324)	(410,512)
Total distributions from net investment income	(22,274,388)	(38,302,335)

Share transactions–net:
Class A	182,509,376	243,730,088
Class A2	6,870,977	1,632,193
Class C	147,847,225	172,463,132
Class Y	158,581,456	300,054,839
Class R5	3,783,707	1,910,834
Net increase in net assets resulting from share transactions	499,592,741	719,791,086
Net increase in net assets	504,362,325	715,856,101

Net assets:
Beginning of period	2,231,520,778	1,515,664,677
End of period (includes undistributed net investment income of $44,506 and $218,283, respectively)	$2,735,883,103	$2,231,520,778

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is federal tax-exempt current income.

The Fund currently consists of five different classes of shares: Class A, Class A2, Class C, Class Y and Class R5. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on

35                         Invesco Limited Term Municipal Income Fund

transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

36                         Invesco Limited Term Municipal Income Fund

I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.30%
Over $500 million up to and including $1 billion	0.25%
Over $1 billion	0.20%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.23%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y and Class R5 shares to 1.50%, 1.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $303,387 and $510 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively. Also, $131,386 and $11,600 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

37                         Invesco Limited Term Municipal Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Fund engaged in securities purchases of $117,380,709 and securities sales of $84,013,178, which did not result in any net realized gain (loss).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $432.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date

38                         Invesco Limited Term Municipal Income Fund

will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$176,146	$—	$176,146
February 28, 2018	195,867	—	195,867
Not subject to expiration	1,219,129	240,971	1,460,100
	$1,591,142	$240,971	$1,832,113

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $558,993,822 and $109,368,464, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$89,161,825
Aggregate unrealized (depreciation) of investment securities	(1,807,365)
Net unrealized appreciation of investment securities	$87,354,460

Cost of investments is the same for tax and financial reporting purposes.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	31,096,175	$360,141,026	46,154,901	$531,722,649
Class A2	1,056,822	12,255,000	921,540	10,613,675
Class C	19,120,771	221,258,661	21,977,072	253,219,475
Class Y	27,782,702	321,395,040	44,835,247	516,689,179
Class R5	443,074	5,130,176	846,205	9,740,666

Issued as reinvestment of dividends:
Class A	708,388	8,203,252	1,398,120	16,112,404
Class A2	41,343	479,024	84,688	976,185
Class C	133,630	1,546,535	174,642	2,011,539
Class Y	375,977	4,350,507	498,178	5,738,593
Class R5	2,773	32,098	6,708	77,265

Reacquired:
Class A	(16,050,588)	(185,834,902)	(26,386,976)	(304,104,965)
Class A2	(506,189)	(5,863,047)	(863,613)	(9,957,667)
Class C	(6,477,998)	(74,957,971)	(7,187,162)	(82,767,882)
Class Y	(14,448,429)	(167,164,091)	(19,305,062)	(222,372,933)
Class R5	(119,137)	(1,378,567)	(686,841)	(7,907,097)
Net increase in share activity	43,159,314	$499,592,741	62,467,647	$719,791,086

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39                         Invesco Limited Term Municipal Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/16	$11.57	$0.10	$0.03	$0.13	$(0.11)	$11.59	1.09%	$1,368,068	0.60	%(d)	0.60	%(d)	1.79	%(d)	5%
Year ended 02/29/16	11.62	0.24	(0.04)	0.20	(0.25)	11.57	1.76	1,183,160	0.61		0.61		2.14		13
Year ended 02/28/15	11.59	0.31	0.04	0.35	(0.32)	11.62	3.06	942,344	0.63		0.63		2.67		15
Year ended 02/28/14	11.91	0.34	(0.33)	0.01	(0.33)	11.59	0.16	963,414	0.62		0.62		2.97		5
Year ended 02/28/13	11.81	0.35	0.13	0.48	(0.38)	11.91	4.14	1,186,009	0.60		0.60		2.96		8
Year ended 02/29/12	11.12	0.36	0.72	1.08	(0.39)	11.81	9.88	1,064,169	0.60		0.60		3.14		11
Class A2
Six months ended 08/31/16	11.58	0.12	0.02	0.14	(0.12)	11.60	1.21	100,274	0.35	(d)	0.35	(d)	2.04	(d)	5
Year ended 02/29/16	11.63	0.27	(0.04)	0.23	(0.28)	11.58	2.02	93,226	0.36		0.36		2.39		13
Year ended 02/28/15	11.61	0.34	0.03	0.37	(0.35)	11.63	3.23	91,972	0.38		0.38		2.92		15
Year ended 02/28/14	11.91	0.37	(0.31)	0.06	(0.36)	11.61	0.58	88,598	0.37		0.37		3.22		5
Year ended 02/28/13	11.82	0.38	0.12	0.50	(0.41)	11.91	4.31	119,129	0.35		0.35		3.21		8
Year ended 02/29/12	11.12	0.39	0.73	1.12	(0.42)	11.82	10.25	112,293	0.35		0.35		3.39		11
Class C
Six months ended 08/31/16	11.56	0.06	0.02	0.08	(0.06)	11.58	0.71	413,074	1.35	(d)	1.35	(d)	1.04	(d)	5
Year ended 02/29/16	11.62	0.16	(0.06)	0.10	(0.16)	11.56	0.91	264,598	1.36		1.36		1.39		13
Year ended 02/28/15	11.59	0.22	0.04	0.26	(0.23)	11.62	2.30	91,977	1.38		1.38		1.92		15
Year ended 02/28/14(e)	11.50	0.17	0.08	0.25	(0.16)	11.59	2.21	10,355	1.38	(f)	1.38	(f)	2.21	(f)	5
Class Y
Six months ended 08/31/16	11.56	0.12	0.02	0.14	(0.12)	11.58	1.22	834,573	0.35	(d)	0.35	(d)	2.04	(d)	5
Year ended 02/29/16	11.61	0.27	(0.04)	0.23	(0.28)	11.56	2.02	674,461	0.36		0.36		2.39		13
Year ended 02/28/15	11.58	0.34	0.04	0.38	(0.35)	11.61	3.32	375,156	0.38		0.38		2.92		15
Year ended 02/28/14	11.90	0.37	(0.33)	0.04	(0.36)	11.58	0.40	280,144	0.37		0.37		3.22		5
Year ended 02/28/13	11.81	0.38	0.12	0.50	(0.41)	11.90	4.32	226,613	0.35		0.35		3.21		8
Year ended 02/29/12	11.11	0.39	0.73	1.12	(0.42)	11.81	10.26	263,693	0.35		0.35		3.39		11
Class R5
Six months ended 08/31/16	11.57	0.12	0.02	0.14	(0.12)	11.59	1.24	19,893	0.30	(d)	0.30	(d)	2.09	(d)	5
Year ended 02/29/16	11.62	0.28	(0.05)	0.23	(0.28)	11.57	2.06	16,076	0.31		0.31		2.44		13
Year ended 02/28/15	11.59	0.34	0.04	0.38	(0.35)	11.62	3.34	14,216	0.36		0.36		2.94		15
Year ended 02/28/14	11.90	0.37	(0.32)	0.05	(0.36)	11.59	0.48	11,917	0.36		0.36		3.23		5
Year ended 02/28/13	11.80	0.37	0.13	0.50	(0.40)	11.90	4.35	14,860	0.41		0.41		3.15		8
Year ended 02/29/12	11.11	0.38	0.72	1.10	(0.41)	11.80	10.11	20,598	0.40		0.40		3.34		11

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,266,957, $94,092, $333,852, $757,079 and $18,253 for Class A, Class A2, Class C, Class Y and Class R5 shares, respectively.
(e)	Commencement date of June 28, 2013.
(f)	Annualized.

40                         Invesco Limited Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,010.90	$3.04	$1,022.18	$3.06	0.60%
A2	1,000.00	1,012.10	1.78	1,023.44	1.79	0.35
C	1,000.00	1,007.10	6.83	1,018.40	6.87	1.35
Y	1,000.00	1,012.20	1.78	1,023.44	1.79	0.35
R5	1,000.00	1,012.40	1.52	1,023.69	1.53	0.30

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

41                         Invesco Limited Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Limited Term Municipal Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Short-Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A2 shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A2 shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual

42                         Invesco Limited Term Municipal Income Fund

management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that although Invesco Advisers made a profit from advising the Fund, overall, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The

Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

43                         Invesco Limited Term Municipal Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242                    LTMI-SAR-1                Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2016

Invesco Municipal Income Fund
Nasdaq:
A: VKMMX • B: VMIBX • C: VMICX • Y: VMIIX • Investor: VMINX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

35	Financial Statements

37	Notes to Financial Statements

43	Financial Highlights

44	Fund Expenses

45	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.04%
Class B Shares	3.66
Class C Shares	3.67
Class Y Shares	4.17
Investor Class Shares	4.10
S&P Municipal Bond Index▼ (Broad Market Index)	3.35
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	3.98
Lipper General Municipal Debt Funds Index■ (Peer Group Index)	3.79

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index is composed of market value-weighted investment grade US municipal bonds that seek to measure the performance of US municipals with maturities equal to or greater than five years.

    The Lipper General Municipal Debt Funds Index is an unmanaged index considered representative of general municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Municipal Income Fund

Average Annual Total Returns

As of 8/31/16, including maximum applicable sales charges

Class A Shares
Inception (8/1/90)	5.10%
10 Years	3.75
5 Years	4.85
1 Year	3.25

Class B Shares
Inception (8/24/92)	4.49%
10 Years	3.57
5 Years	4.64
1 Year	2.05

Class C Shares
Inception (8/13/93)	3.69%
10 Years	3.41
5 Years	4.97
1 Year	6.06

Class Y Shares
Inception (8/12/05)	4.53%
10 Years	4.46
5 Years	6.03
1 Year	8.11

Investor Class Shares
10 Years	4.24%
5 Years	5.85
1 Year	7.95

Average Annual Total Returns

As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/1/90)	5.13%
10 Years	4.01
5 Years	5.35
1 Year	4.07

Class B Shares
Inception (8/24/92)	4.51%
10 Years	3.83
5 Years	5.15
1 Year	2.92

Class C Shares
Inception (8/13/93)	3.72%
10 Years	3.68
5 Years	5.48
1 Year	6.92

Class Y Shares
Inception (8/12/05)	4.58%
10 Years	4.73
5 Years	6.56
1 Year	8.98

Investor Class Shares
10 Years	4.50%
5 Years	6.35
1 Year	8.83

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund (renamed Invesco Municipal Income Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Investor Class shares incepted on July 15, 2013. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 0.93%, 1.68%, 1.68%, 0.68% and 0.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Municipal Income Fund

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.11%
Alabama–2.22%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(a)	5.00%	11/15/2046	$11,785	$14,423,426
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/2039	2,725	3,255,421
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/2044	2,725	3,244,467
Auburn University; Series 2011 A, General Fee RB(c)(d)	5.00%	06/01/2021	1,000	1,191,410
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB(c)(d)	6.00%	06/01/2019	1,000	1,143,800
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	1,500	1,719,240
Birmingham (City of) Water Works Board;
Series 2015 A, Ref. Water RB(a)	5.00%	01/01/2042	10,005	11,950,472
Subseries 2016 B, Ref. Water RB	5.00%	01/01/2043	10,000	12,125,400
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	900	902,979
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(a)	5.00%	09/01/2046	6,000	8,158,380
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	4,100	4,741,240
University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/2022	3,000	3,297,420
				66,153,655

Alaska–0.91%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,417,437
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,500,310
Alaska (State of) International Airports System;
Series 2006 B, Ref. RB(c)(d)	5.00%	10/01/2016	6,525	6,549,860
Series 2006 D, Ref. RB (INS–NATL)(b)	5.00%	10/01/2024	9,570	9,606,462
Alaska (State of) Municipal Bond Bank Authority;
Series 2009, RB(c)(d)	5.75%	09/01/2018	195	214,900
Series 2009, RB	5.75%	09/01/2033	5	5,471
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB(c)(d)	6.00%	09/01/2019	3,180	3,673,123
Series 2009, Lease RB(c)(d)	6.00%	09/01/2019	1,820	2,102,227
				27,069,790

Arizona–2.32%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS–BHAC)(b)	5.50%	01/01/2038	5,000	5,307,550
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,671,800
Arizona (State of);
Series 2008 A, COP(c)(d)	5.00%	03/01/2018	2,375	2,530,895
Series 2008 A, COP(c)(d)	5.00%	03/01/2018	2,420	2,578,849
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	1,000	1,123,720
Series 2010, RB	5.13%	05/15/2040	2,150	2,425,651
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(b)	5.25%	01/01/2032	1,665	1,688,227
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/2039	1,000	1,167,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	$600	$588,642
Series 2009, Education RB	7.13%	01/01/2045	1,240	1,227,178
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB	6.30%	07/01/2042	1,000	1,117,890
Series 2012, Education RB	6.40%	07/01/2047	400	448,176
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(e)	6.50%	07/01/2034	1,095	1,305,601
Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.00%	06/01/2042	5,000	5,685,500
Series 2012, Lease RB	5.25%	06/01/2034	3,000	3,500,400
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB(f)	5.25%	07/01/2019	1,000	1,078,140
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/2034	1,000	1,099,720
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	2,164,836
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/2041	2,000	2,332,120
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB(c)(d)	6.00%	12/01/2018	740	828,215
Series 2008, Electrical System RB(c)(d)	6.00%	12/01/2018	550	615,566
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB(a)	5.00%	01/01/2025	3,000	3,292,860
Series 2009 A, Electric System RB(a)	5.00%	01/01/2028	2,000	2,194,260
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	8,615	11,101,289
University Medical Center Corp.; Series 2009, Hospital RB(c)(d)	6.00%	07/01/2019	1,250	1,431,912
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	6.00%	07/15/2027	2,000	2,289,760
Series 2013 B, Unlimited Tax GO Bonds(e)	5.70%	07/15/2029	775	868,233
Series 2013 B, Unlimited Tax GO Bonds(e)	6.00%	07/15/2033	710	801,711
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2025	1,000	1,181,120
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	500	587,150
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB(c)(d)	5.00%	07/01/2017	1,000	1,037,070
				69,271,991

Arkansas–0.34%
Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS–AGM)(b)	5.00%	03/01/2034	1,825	1,991,038
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds(c)(d)	4.60%	03/01/2019	1,495	1,640,628
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	5,530	6,529,824
				10,161,490

California–10.63%
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS–AGM)(b)	5.00%	12/01/2025	4,535	4,780,207
Alameda Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2036	5,000	6,097,950
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/2036	735	868,204
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS–SGI)(b)	5.25%	09/01/2035	310	310,574
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	40	28,209
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS–NATL)(b)	6.00%	04/01/2022	1,760	1,978,434
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB(g)	0.00%	06/01/2046	20,000	2,864,600
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB(a)(f)	4.95%	12/01/2037	7,955	8,039,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2039	$5,000	$5,707,150
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(b)	5.25%	07/01/2038	500	563,210
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB(c)(d)	5.50%	02/01/2020	1,000	1,160,050
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(f)	5.30%	08/01/2023	1,675	1,709,790
Series 2008 K, Home Mortgage RB(f)	5.45%	08/01/2028	4,000	4,065,120
California (State of) Infrastructure & Economic Development Bank (Traditional Baking Inc.); Series 2003, VRD Industrial Development RB (LOC–U.S. Bank, N.A.)(f)(h)(i)	0.66%	08/01/2028	895	895,000
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB	5.00%	01/01/2028	1,525	1,768,695
Series 2011, RB	5.75%	01/01/2033	450	534,200
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/2030	3,160	3,595,416
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/2037	6,955	7,852,821
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	2,500	3,033,400
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	2,000	2,167,560
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/2038	1,250	1,295,400
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB(c)(d)	5.75%	08/15/2018	500	550,165
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.00%	12/01/2046	6,000	6,876,480
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(c)(d)	6.25%	08/01/2019	1,685	1,957,785
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS–AGM)(b)	5.25%	10/01/2024	270	271,042
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB(e)	6.25%	11/15/2019	410	439,811
Series 2009, Senior Living RB(e)	6.63%	11/15/2024	2,000	2,324,700
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	3,500	3,980,830
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	250	287,388
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	5,000	5,934,200
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	5,000	6,032,400
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	4,000	4,971,800
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(g)	0.00%	08/01/2029	1,585	1,148,681
Clovis Unified School District (Election of 2012); Series 2015 D, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2033	3,270	1,772,307
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2039	1,000	463,620
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS–AMBAC)(b)	6.70%	08/01/2021	320	361,878
El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB(c)(d)	5.00%	10/01/2016	2,000	2,007,580
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2032	5,030	3,104,466
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2033	4,185	2,493,297
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS–AMBAC)(b)	5.00%	09/01/2028	1,000	1,026,240
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	9,205	9,352,188
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	12,505	12,628,174
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	8,000	8,032,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS–AGM)(b)	5.00%	08/01/2026	$2,000	$2,585,860
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2034	1,500	874,215
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB(g)	0.00%	06/01/2036	25,000	6,606,750
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/2029	2,000	2,293,640
Long Beach Unified School District (Election of 2008);
Series 2009, Unlimited Tax GO Bonds(c)(d)	5.75%	08/01/2019	4,695	5,391,785
Series 2009, Unlimited Tax GO Bonds	5.75%	08/01/2033	305	351,186
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB(a)	5.25%	07/01/2038	2,000	2,162,220
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,500	1,676,685
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/2029	3,000	3,358,110
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(g)	0.00%	08/01/2035	3,260	1,828,567
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds(j)	6.25%	08/01/2043	3,560	3,167,902
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(b)	5.63%	10/01/2034	1,500	1,693,725
Oakland (Port of);
Series 2007 A, Ref. Intermediate Lien RB (INS–NATL)(b)(f)	5.00%	11/01/2029	4,000	4,183,000
Series 2012 P, Ref. Sr. Lien RB(f)	5.00%	05/01/2028	2,000	2,360,220
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(b)	5.25%	08/01/2033	775	837,635
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS–AMBAC)(b)	5.00%	08/01/2026	1,080	1,083,942
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2037	1,170	602,281
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2038	4,770	2,394,158
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2039	5,010	2,425,792
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2040	5,260	2,467,519
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2041	5,520	2,442,048
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds(c)(d)	5.50%	08/01/2018	2,420	2,648,400
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2035	1,500	834,945
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS–AMBAC)(b)	5.00%	09/01/2035	5,000	5,128,200
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	07/01/2025	1,415	1,522,257
Regents of the University of California;
Series 2009 O, General RB(c)(d)	5.25%	05/15/2019	80	89,968
Series 2009 O, General RB(c)(d)	5.25%	05/15/2019	145	163,067
Series 2009 O, General RB(c)(d)	5.25%	05/15/2019	275	309,265
Series 2009 O, General RB(a)(c)(d)	5.75%	05/15/2019	5,570	6,341,891
Series 2009 O, General RB(a)(c)(d)	5.75%	05/15/2019	8,205	9,342,049
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,500	2,851,000
Riverside (City of); Series 2008 D, Electric RB (INS–AGM)(b)	5.00%	10/01/2038	6,335	6,856,434
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2044	2,500	2,982,825
Sacramento (County of);
Series 2009 B, Sr. Airport System RB (INS–AGC)(b)	5.50%	07/01/2034	1,500	1,624,455
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	4,300	4,874,867
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds(c)(d)	6.50%	08/01/2018	525	584,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	$1,000	$1,170,810
Series 2011, RB	6.50%	12/01/2021	2,000	2,428,160
Series 2011, RB	6.50%	12/01/2022	2,000	2,436,860
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(a)	5.25%	08/01/2033	7,500	8,494,575
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(f)	5.00%	05/01/2023	10,000	11,704,800
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB(c)(d)	6.00%	08/01/2019	1,000	1,154,680
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/2031	1,500	1,768,485
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2044	5,000	5,645,550
San Jose (City of);
Series 2011 A-1, Airport RB(f)	5.25%	03/01/2026	2,730	3,133,303
Series 2011 A-1, Airport RB(f)	6.25%	03/01/2034	2,500	3,011,675
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS–AMBAC)(b)	5.00%	10/01/2031	5,140	5,156,859
San Mateo (City of) Union High School District (Election 2010); Series 2011 A, Unlimited Tax Conv. CAB GO Bonds(j)	6.70%	09/01/2041	6,095	5,680,357
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/2029	2,530	3,008,752
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, Tobacco Settlement CAB RB(g)	0.00%	06/01/2041	5,000	1,168,700
Series 2007 A, Tobacco Settlement CAB Turbo RB(g)	0.00%	06/01/2036	22,000	7,357,240
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS–AMBAC)(b)	5.00%	08/15/2027	5,380	5,398,292
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2026	1,250	999,150
Vernon (City of);
Series 2009 A, Electric System RB(c)(d)	5.13%	08/01/2019	775	848,051
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,790	1,994,400
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(g)	0.00%	08/01/2027	7,865	6,074,769
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(b)	5.50%	09/01/2034	1,000	1,121,300
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2024	3,570	3,131,461
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS–AGC)(b)	5.00%	09/01/2033	1,500	1,564,515
				316,727,000

Colorado–1.58%
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS–AGC)(b)	5.00%	06/01/2037	1,070	1,103,159
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/2043	2,500	2,996,975
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2041	2,650	3,064,964
Series 2010, Private Activity RB	6.50%	01/15/2030	2,400	2,831,376
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB(c)(d)	5.13%	12/01/2018	400	440,072
Series 2009 A, Water Resource RB(c)(d)	5.25%	12/01/2018	525	579,059
Colorado Springs (City of);
Series 2002, Hospital RB (INS–AGM)(b)	5.25%	12/15/2020	3,375	3,726,776
Series 2002, Hospital RB (INS–AGM)(b)	5.25%	12/15/2021	3,530	3,897,932
Series 2010 D-1, Utilities System RB	5.25%	11/15/2033	1,000	1,162,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds(a)	5.00%	08/01/2024	$7,500	$8,113,275
Denver (City & County of) Colorado;
Series 2016 A, Ref. Dedicated Tax and Improvement RB	4.00%	08/01/2046	5,000	5,539,150
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	4,000	4,968,720
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(b)	5.00%	12/01/2035	5,680	5,705,276
Leyden Rock Metroplolitan District No. 10; Series 2016 A, Limited Tax GO Bonds	5.00%	12/01/2045	1,250	1,288,700
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	500	507,615
University of Colorado; Series 2009 A, Enterprise System RB(c)(d)	5.25%	06/01/2019	1,075	1,207,666
				47,132,905

Connecticut–1.10%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(b)(f)	6.60%	07/01/2024	1,000	1,003,850
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(f)	5.50%	04/01/2021	3,000	3,449,820
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford Inc.);
Series 2016 A, Healthcare Facilities RB(e)	5.00%	09/01/2046	1,000	1,113,150
Series 2016 A, Healthcare Facilities RB(e)	5.00%	09/01/2053	1,600	1,762,704
Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.); Series 2014 A, RB	5.00%	08/01/2044	5,000	5,383,700
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/2026	1,000	1,143,240
Series 2011 A, RB	5.00%	07/01/2041	5,700	6,379,212
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/2041	5,000	5,712,850
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University);
Series 2007, RB(c)(d)	5.00%	07/01/2018	490	528,828
Series 2007, RB(c)(d)	5.75%	07/01/2018	975	1,065,558
Series 2007, RB (INS–NATL)(b)	5.00%	07/01/2023	610	655,079
Series 2007, RB (INS–NATL)(b)	5.75%	07/01/2033	25	27,149
Hamden (Town of) (Whitney Center); Series 2009 C, RB(d)	5.50%	01/01/2022	1,000	1,000,500
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,539,430
				32,765,070

Delaware–0.06%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/2031	1,050	1,184,925
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/2022	630	630,000
				1,814,925

District of Columbia–2.96%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/2031	2,980	3,372,287
Series 2011, RB	6.63%	03/01/2041	1,100	1,253,769
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB(c)(d)	6.38%	10/01/2019	2,200	2,571,316
District of Columbia Water & Sewer Authority (Green Bonds); Series 2015 A, Public Utility Sub. Lien RB	5.00%	10/01/2045	5,000	6,091,700
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB(c)(d)	5.50%	10/01/2017	4,000	4,215,800
Series 2016 A, Ref. Sub. Lien Public Utility RB	5.00%	10/01/2039	10,000	12,329,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(b)	5.00%	02/01/2031	$11,765	$11,810,884
Series 2009 A, Sec. Income Tax RB(a)	5.00%	12/01/2023	10,715	12,116,629
Series 2009 A, Sec. Income Tax RB(a)	5.25%	12/01/2027	6,860	7,793,234
Series 2009 B, Ref. Sec. Income Tax RB(a)	5.00%	12/01/2024	4,285	4,849,977
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	13,710	15,514,647
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System Revenue Bond(f)	5.00%	10/01/2035	5,285	6,429,784
				88,349,527

Florida–5.46%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/2017	680	699,693
Series 2007, IDR	5.88%	11/15/2036	1,000	1,019,180
Broward (County of);
Series 2009 A, Water & Sewer Utility RB(c)(d)	5.13%	10/01/2018	1,500	1,638,675
Series 2015 A, Airport System RB(f)	5.00%	10/01/2045	5,030	5,934,092
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	3,000	3,441,330
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(e)	7.25%	05/15/2026	1,000	1,190,580
Series 2014 A, Continuing Care Community RB(e)	7.75%	05/15/2035	2,500	2,985,225
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(e)	6.50%	05/15/2020	2,400	2,404,896
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	3,250	3,962,920
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(b)	5.95%	07/01/2020	325	347,636
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB(a)	5.00%	07/01/2026	1,305	1,364,391
Series 2008 A, Ref. Turnpike RB(a)	5.00%	07/01/2027	1,325	1,385,023
Series 2008 A, Ref. Turnpike RB(a)	5.00%	07/01/2028	1,440	1,504,613
Series 2008 A, Ref. Turnpike RB(a)	5.00%	07/01/2032	2,500	2,613,250
Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB(c)	6.88%	10/01/2022	2,500	3,096,025
Series 2008 A, Ref. RB(c)(d)	5.00%	10/01/2018	1,840	2,005,342
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB(e)	6.00%	06/15/2035	2,935	3,124,249
Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP–GNMA)(f)	5.80%	07/01/2028	630	645,152
Series 2008 1, RB (CEP–GNMA)(f)	6.00%	07/01/2039	385	392,846
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB(c)(d)	5.25%	11/15/2016	100	100,979
Series 2006 C, RB	5.25%	11/15/2036	3,900	3,938,727
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS–AGC)(b)(f)	5.38%	10/01/2033	2,500	2,704,525
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/2042	6,500	7,423,845
Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(b)	5.00%	10/01/2034	500	553,170
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,181,124
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,216,202
Miami Beach (City of); Series 2015, RB	5.00%	09/01/2045	8,900	10,723,076
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds(c)(d)	5.38%	07/01/2018	1,000	1,087,020
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(b)	5.63%	06/01/2034	1,000	1,123,090
Series 2009, Public Facilities RB (INS–AGC)(b)	5.75%	06/01/2039	775	872,565
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/2035	3,105	3,576,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS–AGM)(b)	5.00%	07/01/2035	$3,350	$3,820,775
Miami-Dade (County of) School Board; Series 2008 B, COP(c)(d)	5.25%	05/01/2018	5,000	5,385,700
Miami-Dade (County of);
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS–AGC)(b)	5.75%	10/01/2039	550	621,770
Series 2010, Water & Sewer System RB (INS–AGC)(b)	5.00%	10/01/2039	4,500	5,144,085
Series 2010 B, Aviation RB (INS–AGM)(b)	5.00%	10/01/2035	1,205	1,370,266
Series 2012 A, Ref. Aviation RB(f)	5.00%	10/01/2030	2,000	2,350,480
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(b)	5.00%	10/01/2035	3,800	4,478,452
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	8,000	9,748,720
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2016 B, Ref. Hospital RB	5.00%	10/01/2044	3,000	3,642,390
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS–AGM)(b)	5.00%	07/01/2030	625	700,475
Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB(c)	5.25%	11/15/2017	815	840,387
Series 2007, RB(c)(d)	5.88%	11/15/2017	800	850,784
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS–AGC)(b)	5.00%	09/01/2035	1,500	1,621,005
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(b)(d)	5.35%	05/01/2018	5,200	5,566,600
Reunion East Community Development District;
Series 2005, Special Assessment RB(k)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	250	259,295
Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(h)(i)	0.57%	07/01/2037	3,000	3,000,000
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB(e)	5.25%	10/01/2027	3,500	3,632,755
Series 2007 A, Special Obligation RB(e)	5.75%	10/01/2022	500	522,465
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/2034	1,200	1,200,696
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(a)	5.00%	08/15/2042	18,000	18,593,640
Sunrise (City of);
Series 1998, Ref. Utility System RB(c)(d)	5.20%	10/01/2020	1,725	1,971,502
Series 1998, Ref. Utility System RB (INS–AMBAC)(b)	5.00%	10/01/2028	1,150	1,245,278
Series 1998, Ref. Utility System RB (INS–AMBAC)(b)	5.20%	10/01/2022	2,275	2,474,836
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	4,500	5,231,880
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(b)	6.00%	10/01/2029	3,000	4,282,470
				162,812,923

Georgia–2.03%
Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS–AGC)(b)	5.25%	06/01/2034	1,000	1,082,590
Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS–AGC)(b)	5.25%	12/01/2021	1,370	1,436,925
Series 2007, Ref. Tax Allocation RB (INS–AGC)(b)	5.25%	12/01/2022	1,000	1,047,650
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	4,810	5,424,622
Atlanta (City of);
Series 2009 A, Water & Wastewater RB(c)(d)	6.00%	11/01/2019	1,000	1,166,080
Series 2009 A, Water & Wastewater RB(c)(d)	6.00%	11/01/2019	1,000	1,166,080
Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	5.25%	11/01/2034	1,500	1,683,450
Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	5.38%	11/01/2039	1,500	1,689,240
Series 2010 C, Ref. General Airport RB	5.25%	01/01/2030	1,500	1,753,680
Series 2010 C, Ref. General Airport RB	6.00%	01/01/2030	1,000	1,215,300
Series 2010 C, Ref. General Airport RB (INS–AGM)(b)	5.25%	01/01/2030	1,500	1,753,680
Series 2015, Ref. Water & Wastewater RB(a)	5.00%	11/01/2040	18,420	22,420,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/2019	$600	$675,216
Floyd (County of) Hospital Authority (Floyd Medical Center);
Series 2016, Anticipation Ctfs. RB	4.00%	07/01/2039	3,500	3,893,750
Series 2016, Anticipation Ctfs. RB	4.00%	07/01/2043	3,550	3,920,300
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB(c)(d)	6.38%	11/15/2019	700	824,166
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(b)	5.50%	07/01/2034	1,000	1,113,480
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/2032	2,000	2,204,440
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS–AGC)(b)	6.38%	08/01/2029	2,135	2,349,311
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/2029	1,500	1,635,705
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS–AGM)(b)	5.50%	06/15/2035	1,020	1,166,462
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/2030	750	858,585
				60,480,984

Guam–0.04%
Guam (Territory of) Power Authority; Series 2010 A, RB (INS–AGM)(b)	5.00%	10/01/2037	1,100	1,248,995

Hawaii–0.50%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	2,000	2,265,220
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. Special Purpose RB(f)	3.25%	01/01/2025	4,500	4,886,460
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/2032	1,500	1,690,500
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/2037	1,250	1,412,263
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(a)(c)(d)	5.25%	04/01/2019	4,120	4,603,564
				14,858,007

Idaho–0.36%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,120,250
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB(c)(d)	6.13%	12/01/2018	655	734,596
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	500	513,715
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB(c)(d)	5.25%	07/15/2018	4,230	4,595,133
Series 2008 A, Grant & RAB(c)(d)	5.25%	07/15/2018	3,485	3,785,825
				10,749,519

Illinois–13.14%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	2,250	2,292,075
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,375	1,377,640
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS–AGC)(b)	5.13%	11/01/2037	3,755	3,920,783
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP(e)	7.00%	01/15/2029	3,816	3,840,811
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP–GNMA)(f)	6.13%	02/20/2042	1,390	1,396,116

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	$415	$295,963
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(f)	5.50%	01/01/2032	5,000	5,941,050
Series 2014 A, Ref. Second Lien RB(f)	5.00%	01/01/2041	2,725	3,119,852
Chicago (City of) (O’Hare International Airport);
Series 2008 A, Third Lien General Airport RB (INS–AGM)(a)(b)	5.00%	01/01/2033	3,000	3,150,690
Series 2012 B, Ref. Sr. Lien General Airport RB(f)	5.00%	01/01/2030	5,000	5,676,500
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	2,560	2,563,738
Chicago (City of) Metropolitan Water Reclamation District;
Series 2011 B, Capital Improvement Limited Tax GO Bonds(a)	5.00%	12/01/2024	15,000	17,665,500
Series 2015 A, Unlimited Tax GO Green Bonds(a)	5.00%	12/01/2044	12,000	14,282,640
Series 2015 C, Limited Tax GO Green Bonds(a)	5.00%	12/01/2027	6,805	8,399,820
Series 2015 C, Limited Tax GO Green Bonds(a)	5.00%	12/01/2028	4,000	4,918,880
Chicago (City of) Midway Airport; Series 2016 B, Ref. Second Lien RB	5.00%	01/01/2046	6,850	8,191,846
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/2033	1,270	1,365,377
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS–AGC)(b)	5.25%	06/01/2025	4,840	5,100,876
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(a)	5.25%	12/01/2036	12,000	13,376,040
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	8,195	9,403,926
Chicago (City of);
Series 2001 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	5.38%	01/01/2017	210	212,871
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS–AMBAC)(b)	5.63%	01/01/2039	145	145,450
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2032	3,300	3,505,788
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	1,500	1,594,605
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/2024	4,200	4,378,038
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/2025	4,400	4,585,328
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2039	5,000	5,764,150
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	2,800	3,012,548
Series 2011 A, Sales Tax RB	5.00%	01/01/2041	1,000	1,064,340
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,905	2,188,007
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,701,116
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,111,960
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2039	2,500	2,624,100
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS–AGM)(b)	8.10%	12/01/2016	345	351,210
Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/2017	2,605	2,580,956
Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/2018	2,995	2,894,667
Series 2000, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(g)	0.00%	12/01/2020	4,050	3,730,009
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/2026	2,600	2,730,598
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/2027	990	1,038,926
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	600	549,896
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS–AGC)(b)	5.10%	03/01/2029	2,990	3,044,059
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS–NATL)(b)	5.85%	07/01/2019	1,110	1,114,684
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB(c)(d)	6.50%	11/01/2018	1,000	1,126,230
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB(c)(d)	6.00%	03/01/2019	2,500	2,827,475
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2039	1,865	2,119,311
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,463,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB(c)(d)	6.00%	04/01/2021	$1,000	$1,229,500
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(c)	6.25%	04/15/2022	1,000	1,177,400
Series 1992 C, RB(c)	6.25%	04/15/2022	1,150	1,354,010
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/2022	2,200	2,410,936
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,485,688
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(a)	5.38%	08/15/2024	1,000	1,114,110
Series 2009 A, RB(a)	5.75%	08/15/2030	2,000	2,293,020
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	4,020	4,742,072
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	203	25,305
Series 2016 B, RB	5.63%	05/15/2020	1,152	1,166,366
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	2,000	2,282,160
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,146,663
Series 2015, Ref. RB	5.25%	05/15/2045	1,200	1,327,872
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB(c)(d)	5.50%	05/15/2018	765	827,761
Series 1999 A, RB(c)(d)	5.50%	05/15/2018	11,235	12,156,719
Series 1999 B, RB(c)	5.00%	05/15/2017	180	185,706
Series 1999 B, RB(c)	5.00%	05/15/2017	4,920	5,074,193
Series 1999 B, RB(c)	5.00%	05/15/2018	175	188,031
Series 1999 B, RB(c)	5.00%	05/15/2018	4,875	5,233,654
Series 1999 B, RB(c)(d)	5.25%	05/15/2018	180	194,004
Series 1999 B, RB(c)(d)	5.25%	05/15/2018	2,615	2,818,447
Series 2009, Ref. RB(c)(d)	6.13%	05/15/2019	100	114,376
Series 2009, Ref. RB(c)(d)	6.13%	05/15/2019	2,685	3,070,996
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/2035	2,000	2,305,020
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(c)(d)	7.25%	11/01/2018	4,500	5,140,530
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	8,036,415
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB(c)(d)	5.50%	08/01/2017	3,500	3,654,980
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,745	2,975,086
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS–AGM)(b)	5.38%	03/01/2035	1,000	1,119,290
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/2034	1,000	1,186,980
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,799,320
Series 2011 A, RB (INS–AGM)(b)	6.00%	08/15/2041	650	781,944
Illinois (State of) Finance Authority; Series 2009, RB(c)(d)	6.13%	05/15/2019	85	97,220
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. Dedicated State Tax Conv. CAB RB(c)(j)	5.65%	06/15/2022	1,755	2,069,654
Series 2002, Ref. Dedicated State Tax Conv. CAB RB (INS–NATL)(b)(j)	5.65%	06/15/2022	18,245	20,670,490
Series 2002, Ref. Dedicated State Tax RB(c)(d)	5.40%	06/15/2017	2,465	2,583,493
Series 2002, Ref. Dedicated State Tax RB (INS–NATL)(b)	5.40%	06/15/2019	6,785	7,092,971
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,453,670
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/2031	2,630	3,069,999
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/2032	2,395	2,786,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(a)	5.00%	01/01/2038	$8,000	$9,410,400
Series 2015 A, RB(a)	5.00%	01/01/2040	14,190	17,072,982
Illinois (State of);
Series 1991, Civic Center RB (INS–AMBAC)(b)	6.25%	12/15/2020	2,180	2,364,995
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	2,775	2,991,172
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2031	4,000	4,504,760
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	2,650	2,981,859
Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/2017	2,875	2,848,464
Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	12/01/2017	3,915	3,849,933
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	01/01/2017	3,000	2,993,280
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/2030	3,820	4,242,950
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2016 A, Ref. RB	5.00%	12/01/2041	6,375	7,663,069
Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(b)	5.25%	04/01/2028	2,000	2,190,960
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(b)	5.50%	04/01/2026	2,000	2,215,260
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(k)	5.80%	03/01/2037	1,500	520,665
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	1,000	1,179,330
Series 2010, RB	6.00%	06/01/2028	10,000	11,976,700
Springfield (City of); Series 2015, Ref. Electic Sr. Lien RB (INS–AGM)(b)	5.00%	03/01/2040	6,990	8,262,040
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(k)	6.25%	03/01/2035	958	521,008
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/2036	1,000	1,132,440
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(f)	7.00%	12/01/2042	400	418,252
				391,523,541

Indiana–2.84%
Indiana (State of) Finance Authority (Citizens Energy Group); Series 2016 A, First Lien Water Utility RB	5.00%	10/01/2046	6,500	7,856,485
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana);
Series 2007, Hospital RB(c)(d)	5.50%	03/01/2017	325	332,963
Series 2007, Hospital RB	5.50%	03/01/2022	175	179,142
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/2041	11,000	12,766,270
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(f)	5.00%	09/01/2046	3,270	3,519,828
Series 2014, RB(f)	5.25%	09/01/2034	1,910	2,116,184
Series 2014, RB(f)	5.25%	09/01/2040	2,730	3,004,829
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,220	1,324,432
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,500	2,705,150
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB(c)(d)	5.25%	05/01/2018	2,000	2,154,280
Indiana (State of) Municipal Power Agency;
Series 2009 B, Power Supply System RB(c)(d)	5.75%	01/01/2019	200	223,406
Series 2009 B, Power Supply System RB(c)(d)	6.00%	01/01/2019	3,000	3,368,430
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	11,920	14,456,934
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB(c)(f)	5.10%	01/15/2017	1,500	1,524,390
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS–AGC)(b)	5.25%	01/01/2029	1,000	1,101,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB(c)(d)	5.25%	01/15/2019	$2,815	$3,118,091
Northern Indiana Commuter Transportation District;
Series 2016, Limited Obligation RB	5.00%	07/01/2035	1,700	2,080,052
Series 2016, Limited Obligation RB	5.00%	07/01/2041	1,500	1,817,790
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS–NATL)(b)	5.40%	08/01/2017	9,850	10,268,034
St. Joseph (County of) Redevelopment District; Series 1997 B, Tax Increment Allocation CAB RB(g)	0.00%	06/30/2017	225	212,033
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(f)	6.75%	01/01/2034	1,500	1,889,130
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(e)	5.50%	09/01/2027	1,500	1,538,640
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB(d)(f)(l)	1.31%	12/02/2019	7,000	6,919,570
				84,477,493

Iowa–2.17%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(c)(d)	6.00%	06/01/2018	1,860	2,033,259
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB(c)(d)	5.25%	06/15/2020	7,000	8,140,020
Series 2011, Hospital RB(c)(d)	5.50%	06/15/2020	1,000	1,172,160
Series 2011, Hospital RB(c)(d)	5.63%	06/15/2020	1,500	1,765,215
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(a)(c)(d)(m)	5.00%	06/01/2019	5,815	6,506,636
Series 2009 A, Special Obligation RB(a)(c)(d)(m)	5.00%	06/01/2019	4,360	4,878,578
Series 2009 A, Special Obligation RB(a)(c)(d)(m)	5.00%	06/01/2019	9,300	10,406,142
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	14,700	15,309,021
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	1,165	1,258,608
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005, Health Facilities RB (INS–AGC)(b)	5.25%	02/15/2029	2,000	2,184,900
Series 2008 A, Health Facilities RB(c)(d)	5.25%	08/15/2019	1,500	1,701,075
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	2,690	2,697,021
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(f)	5.70%	12/01/2027	6,185	6,636,938
				64,689,573

Kansas–0.53%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,500	1,714,260
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/2034	1,000	1,110,410
Series 2011 H, Health Facilities RB	5.13%	03/01/2039	2,000	2,230,000
Series 2011 H, Health Facilities RB	5.38%	03/01/2029	1,000	1,129,710
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/2044	2,000	2,285,380
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.38%	12/01/2046	1,845	1,982,545
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,687,425
Wyandotte (County of) & Kansas City (City of) Unified Government;
Series 2009 A, Utility System RB (INS–BHAC)(b)	5.00%	09/01/2029	2,000	2,192,960
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,180	1,413,498
				15,746,188

Kentucky–2.07%
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(h)(i)	0.58%	06/01/2037	12,250	12,250,000
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/2024	3,000	3,236,580
Series 2009 A, Hospital RB	5.63%	08/15/2027	1,000	1,083,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS–AGC)(b)	6.00%	12/01/2033	$5,070	$5,440,769
Subseries 2008 A-1, RB (INS–AGC)(b)	6.00%	12/01/2038	4,000	4,286,040
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2033	2,000	2,356,980
Series 2015 A, Sr. RB	5.00%	07/01/2037	3,000	3,499,530
Series 2015 A, Sr. RB	5.00%	07/01/2040	2,620	3,049,602
Series 2015 A, Sr. RB	5.00%	01/01/2045	10,985	12,730,407
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/2045	3,200	3,695,680
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(c)(d)	5.25%	02/01/2019	2,660	2,948,131
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/2028	340	373,432
Paducah (City of) Electric Plant Board; Series 2009 A, RB(c)(d)	5.25%	04/01/2019	6,000	6,702,600
				61,653,631

Louisiana–2.52%
Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/2034	550	622,941
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(b)	6.50%	12/01/2018	3,020	3,067,233
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB(c)(d)	5.25%	02/01/2019	1,550	1,719,880
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB(c)(d)	5.38%	01/01/2021	400	475,056
Series 2011 A, Ref. Hospital RB(c)(d)	6.00%	01/01/2021	1,000	1,214,110
Series 2011 A, Ref. Hospital RB(c)(d)	6.00%	01/01/2021	2,000	2,428,220
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS–AGM)(b)	5.00%	10/01/2025	1,000	1,128,370
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program); Series 2000, RB (INS–ACA)(b)	6.55%	09/01/2025	4,860	5,432,362
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB(c)(d)	5.38%	04/01/2019	1,000	1,120,020
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(b)	5.50%	02/01/2039	1,500	1,682,115
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2007, RB	6.75%	11/01/2032	7,300	7,779,464
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/2029	1,600	1,816,896
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $3,695,000)(e)(f)	7.00%	07/01/2024	3,695	2,154,407
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(c)(d)	5.50%	05/15/2026	1,010	1,366,611
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(b)	6.00%	01/01/2023	2,000	2,224,620
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	605	713,743
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,020	1,191,605
Series 2015, Sewerage Service RB	5.00%	06/01/2040	3,000	3,539,550
Series 2015, Sewerage Service RB	5.00%	06/01/2045	4,000	4,705,720
Series 2015, Water System RB	5.00%	12/01/2040	3,000	3,553,230
Series 2015, Water System RB	5.00%	12/01/2045	5,500	6,479,825
Regional Transit Authority; Series 2010, Sales Tax RB (INS–AGM)(b)	5.00%	12/01/2030	2,580	2,954,693
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	5,000	5,119,150
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS–AGM)(b)	5.00%	04/01/2031	2,645	3,010,168
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2035	8,500	9,725,615
				75,225,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–2.10%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/2038	$1,000	$1,062,440
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/2037	2,000	2,023,040
Maryland (State of) Community Development Administration; Series 2007, RB(f)	5.05%	09/01/2032	2,005	2,026,394
Maryland (State of) Economic Development Corp. (Purple Line Light Rail);
Series 2016 D, Private Activity RB(f)	5.00%	03/31/2046	2,500	2,977,775
Series 2016 D, Private Activity RB(f)	5.00%	03/31/2051	2,200	2,620,420
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,809,320
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,876,770
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/2030	4,250	5,013,810
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/2041	1,000	1,198,430
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/2041	5,000	5,685,300
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(h)(i)	0.59%	04/01/2035	19,800	19,800,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(h)(i)	0.58%	07/01/2041	6,327	6,327,000
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	2,000	2,219,680
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,460	1,634,061
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,030	1,156,340
				62,430,780

Massachusetts–3.07%
Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS–NATL)(b)	5.25%	11/01/2019	3,285	3,503,715
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. Sr. Sales Tax CAB RB(g)	0.00%	07/01/2029	17,685	13,195,132
Massachusetts (State of) College Building Authority; Series 2009 A, RB(c)(d)	5.50%	05/01/2019	1,000	1,127,670
Massachusetts (State of) Development Finance Agency (Berklee College of Music);
Series 2016, Ref. RB	5.00%	10/01/2039	3,275	4,023,632
Series 2016, Ref. RB	5.00%	10/01/2046	2,525	3,087,014
Massachusetts (State of) Development Finance Agency (Care Group);
Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,418,900
Series 2016 I, Ref. RB	5.00%	07/01/2037	1,000	1,209,450
Series 2016 I, Ref. RB	5.00%	07/01/2038	1,870	2,261,672
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB(c)(d)	5.38%	08/01/2018	2,000	2,181,440
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016 N, RB	5.00%	12/01/2046	5,000	6,096,100
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(c)(d)	5.75%	05/01/2019	2,000	2,265,120
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2015, Ref. RB	5.00%	01/01/2041	5,000	5,800,250
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(a)	5.50%	11/15/2036	20,955	23,236,161
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,249,140
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(b)	5.25%	07/01/2033	750	868,875
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/2017	427	437,442
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB(a)(c)(d)	5.50%	07/01/2018	6,680	7,275,188
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,166,172
Massachusetts (State of) Development Finance Agency (South Shore Hospital); Series 2016 I, Ref. RB	5.00%	07/01/2041	2,795	3,356,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	$1,000	$1,195,500
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	1,000	1,152,730
Massachusetts (State of) Development Finance Agency Authority (Baystate Medical Center); Series 2005 G, VRD RB (LOC–Wells Fargo Bank, N.A.)(h)(i)	0.60%	07/01/2026	1,800	1,800,000
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB(f)	5.10%	12/01/2027	1,685	1,714,134
				91,621,617

Michigan–2.95%
Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (INS–AGM)(b)	6.25%	07/01/2036	1,000	1,123,240
Michigan (State of) Building Authority (Facilities Program);
Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	580,215
Series 2016 I, Ref. RB	5.00%	10/15/2046	6,500	7,906,210
Series 2016 I, Ref. RB	5.00%	10/15/2051	8,000	9,658,880
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	8,000	9,531,600
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	2,720	3,066,419
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	1,355	1,584,090
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(b)	5.00%	07/01/2037	2,000	2,345,860
Series 2014 D-2, Ref. Local Government Loan Program RB (INS–AGM)(b)	5.00%	07/01/2027	4,000	4,862,800
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	1,355	1,606,786
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,482,320
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(f)	7.50%	01/01/2021	1,015	1,014,990
Oakland University Board of Trustees;
Series 2016, General RB	5.00%	03/01/2041	3,635	4,368,579
Series 2016, General RB	5.00%	03/01/2047	9,000	10,765,080
University of Michigan; Series 2015, Ref. RB	5.00%	04/01/2046	14,000	17,383,800
Wayne (County of) Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(f)	5.00%	12/01/2032	1,500	1,710,090
Series 2012 B, RB(f)	5.00%	12/01/2037	1,500	1,687,950
Series 2012 D, Ref. RB(f)	5.00%	12/01/2028	2,500	2,877,425
Wyoming (City of); Series 2008, Water Supply System RB(c)(d)	5.13%	06/01/2018	1,305	1,407,678
				87,964,012

Minnesota–0.62%
Minneapolis (City of) (Fairview Health Services);
Series 2008, Health Care System RB(c)(d)	6.50%	11/15/2018	815	919,564
Series 2008, Health Care System RB (INS–AGC)(b)	6.50%	11/15/2038	4,460	4,970,938
Series 2008 A, Health Care System RB(c)(d)	6.75%	11/15/2018	3,000	3,401,310
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/2027	1,835	1,840,743
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS–AGC)(b)	5.00%	02/15/2030	1,060	1,181,063
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB(c)(d)	5.75%	07/01/2019	2,000	2,284,360
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB(c)(d)	5.25%	11/15/2016	3,800	3,837,924
				18,435,902

Mississippi–0.04%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	1,240	1,285,880

Missouri–1.19%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS–AGC)(b)	5.00%	10/01/2039	2,000	2,218,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/2039	$2,150	$2,397,680
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/2022	1,000	1,006,050
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	7,132,533
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. Sr. Sales Tax RB(e)	5.00%	04/01/2046	1,150	1,151,691
Ladue School District;
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds(n)	4.75%	03/01/2027	555	566,328
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/2027	445	453,798
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	125	129,119
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/2039	2,500	2,801,775
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	950	1,040,630
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2046	2,250	2,619,742
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/2031	3,325	3,422,688
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	445	445,961
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/2043	1,750	2,064,947
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/2021	1,000	1,024,530
St. Louis (County of) Industrial Development Authority (Ranken Jordan);
Series 2007, Ref. Health Facilities RB	5.00%	11/15/2027	1,350	1,353,078
Series 2007, Ref. Health Facilities RB	5.00%	11/15/2035	2,600	2,604,082
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB(c)(d)	6.38%	12/01/2017	500	536,270
Series 2007 A, Senior Living Facilities RB(c)(d)	6.38%	12/01/2017	1,250	1,340,675
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB(c)(d)	4.50%	02/15/2017	1,000	1,017,920
				35,328,097

Montana–0.04%
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS–AGC)(b)	5.75%	01/01/2031	1,000	1,172,130

Nebraska–1.60%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	4,900	5,587,421
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(b)	5.38%	04/01/2039	4,000	4,439,480
Nebraska (State of) Public Power District;
Series 2007 B, RB(c)(d)	5.00%	07/01/2017	9,820	10,187,366
Series 2007 B, RB (INS–BHAC)(b)	5.00%	01/01/2037	5,750	5,963,152
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2016 A, Ref. RB	5.00%	01/01/2038	2,000	2,437,340
Series 2016 A, Ref. RB	5.00%	01/01/2039	7,340	8,909,292
Series 2016 A, Ref. RB	5.00%	01/01/2040	6,590	7,992,550
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB(c)(d)	5.25%	01/01/2019	1,000	1,105,970
University of Nebraska (Omaha Health & Recreation); Series 2008, RB(c)(d)	5.00%	05/15/2018	1,000	1,074,640
				47,697,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–0.71%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	$2,000	$2,236,200
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/2042	2,000	2,241,540
Series 2010 A, Passenger Facility Charge RB (INS–AGM)(b)	5.25%	07/01/2039	5,500	6,168,030
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds(c)(d)	5.63%	07/01/2018	1,500	1,637,070
Clark (County of); Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS–AMBAC)(b)	6.50%	06/01/2017	3,000	3,131,430
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds(c)(d)	5.00%	12/15/2017	4,000	4,226,440
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/2029	800	885,768
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite);
Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/2018	265	268,405
Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/2027	430	434,833
				21,229,716

New Hampshire–0.49%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(b)	5.13%	01/01/2030	5,250	5,606,527
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/2039	930	1,000,085
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,815,040
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/2034	1,100	1,291,477
				14,713,129

New Jersey–3.73%
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(f)	5.00%	12/01/2024	4,000	4,627,160
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS–NATL)(b)(o)	8.90%	09/19/2019	1,100	1,200,122
New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/2032	675	640,946
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,273,257
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	3,020	3,416,556
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB(c)(d)	5.25%	11/15/2016	750	757,222
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(f)	5.38%	01/01/2043	1,500	1,746,840
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(b)	5.50%	09/01/2024	3,885	4,688,768
Series 2009, School Facilities Construction RB(c)(d)	5.50%	12/15/2018	645	715,886
Series 2009, School Facilities Construction RB (INS–AGC)(b)	5.50%	12/15/2034	355	387,195
Series 2009 BB, School Facilities Construction RB(c)(d)	5.00%	09/01/2019	1,750	1,969,555
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,377,340
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,121,680
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,323,880
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB	5.63%	07/01/2032	4,000	4,738,720
Series 2011 A, Ref. RB	5.63%	07/01/2037	4,000	4,693,960
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2039	7,000	8,479,660
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,000	1,117,450
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 AA, RB	6.38%	10/01/2028	405	419,483
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, Transportation System CAB RB (INS–AGC)(b)(g)	0.00%	12/15/2026	10,000	7,261,700
Series 2010 D, Transportation System RB	5.25%	12/15/2023	2,000	2,366,440
Series 2015 AA, Transportation Program RB	5.00%	06/15/2045	3,420	3,813,300
Series 2015 AA, Transportation Program RB	5.25%	06/15/2041	2,500	2,891,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/2036	$1,000	$1,089,580
Series 2009 I, RB	5.00%	01/01/2035	2,000	2,237,820
Series 2016 A, Ref. RB	5.00%	01/01/2034	7,000	8,559,390
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	11,625	11,736,135
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	3,330	3,265,198
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	8,830	8,915,121
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	9,500	9,363,865
				111,196,104

New Mexico–0.34%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(d)	5.20%	06/01/2020	2,000	2,222,400
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,661,249
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(a)	6.38%	08/01/2032	3,000	3,325,590
				10,209,239

New York–8.97%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(g)	0.00%	07/15/2035	5,000	2,389,900
Series 2009, PILOT RB(c)(d)	6.25%	01/15/2020	2,710	3,205,496
Series 2009, RB(c)(d)	6.38%	01/15/2020	1,130	1,341,299
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	6,850	6,850,548
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB(d)(l)	1.00%	11/01/2018	2,000	2,002,460
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS–AGM)(b)(g)	0.00%	06/01/2017	5,000	4,965,250
Series 2008 A, Electric System General RB(c)(d)	5.50%	05/01/2019	5,000	5,633,600
Series 2008 A, Electric System General RB(c)(d)	6.00%	05/01/2019	5,000	5,699,550
Metropolitan Transportation Authority;
Series 2011 A, RB	5.00%	11/15/2041	2,000	2,348,680
Series 2013 A, Transportation RB	5.00%	11/15/2038	3,025	3,595,938
Series 2016 B, Ref. Transportation RB (INS–AGM)(b)	5.00%	11/15/2034	5,210	6,504,424
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	3,000	3,526,650
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/2094	5,250	6,828,150
New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS–ACA)(b)	5.25%	11/01/2027	5,000	5,258,900
Series 2007, Ref. Civic Facility RB (INS–ACA)(b)	5.25%	11/01/2037	2,500	2,631,350
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS–AGC)(b)	6.38%	01/01/2039	1,000	1,122,160
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB(a)	5.00%	06/15/2045	28,610	33,966,936
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(a)	5.25%	01/15/2039	2,000	2,199,580
Series 2013, Sub. Future Tax Sec. RB(a)	5.00%	11/01/2038	5,465	6,623,471
Subseries 2009 A-1, Future Tax Sec. RB(a)	5.00%	05/01/2028	5,570	6,191,222
Subseries 2009 A-1, Future Tax Sec. RB(a)	5.00%	05/01/2029	4,455	4,949,327
Subseries 2009 A-1, Future Tax Sec. RB(a)	5.00%	05/01/2030	4,455	4,946,832
Subseries 2013, Sub. Future Tax Sec. RB(a)	5.00%	11/01/2042	12,625	15,291,905
New York (City of);
Series 2016 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2028	3,985	5,102,832
Subseries 2007 D-1, Unlimited Tax GO Bonds(c)(d)	5.13%	12/01/2017	1,510	1,594,107
Subseries 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/2022	990	1,045,876
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/2027	2,225	2,375,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(a)	5.00%	03/15/2031	$21,885	$25,702,401
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group);
Series 2011 A, RB	5.00%	05/01/2032	1,000	1,161,820
Series 2011 A, RB	5.00%	05/01/2041	1,000	1,148,640
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/2035	1,000	1,173,290
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB(a)	5.00%	03/15/2040	12,030	14,590,706
New York (State of) Housing Finance Agency (505 West 37th Street); Series 2009 B, VRD RB (LOC–Landesbank Hessen-Thüringen)(h)(i)	0.64%	05/01/2042	5,300	5,300,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)(i)	0.63%	11/01/2044	1,700	1,700,000
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(a)	5.00%	03/15/2028	2,000	2,204,300
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/2039	500	551,590
New York City Housing Development Corp. (The Crest); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thüringen)(h)(i)	0.65%	12/01/2036	2,000	2,000,000
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(e)	5.00%	11/15/2044	10,905	12,687,204
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $636,422)(e)(k)	6.13%	02/15/2019	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2021	665	667,520
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(f)	5.00%	08/01/2031	10,000	11,018,200
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(f)	5.00%	07/01/2046	5,000	5,764,900
Series 2016 A, Special Facilities RB(f)	5.25%	01/01/2050	10,000	11,735,200
Rockland Tobacco Asset Securitization Corp.; Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB(g)	0.00%	08/15/2045	57,500	8,589,350
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,499,124
Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB(c)	5.50%	01/01/2017	315	320,232
Series 1993 B, General Purpose RB(c)	5.00%	01/01/2020	1,960	2,152,374
Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(h)(i)	0.62%	11/01/2032	3,995	3,995,000
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	4,130	4,123,227
				267,276,628

North Carolina–0.71%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(i)	0.59%	01/15/2037	4,770	4,770,000
Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB(c)(d)	5.25%	04/01/2018	5,875	6,304,345
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(f)	5.00%	06/30/2054	2,775	3,122,486
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB(c)(d)	5.00%	06/01/2019	1,000	1,115,740
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	2,000	2,121,720
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/2027	1,000	1,025,270
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS–AGC)(b)	5.13%	01/01/2024	2,000	2,171,360
Oak Island (Town of); Series 2009, Enterprise System RB(c)(d)	6.00%	06/01/2019	500	572,340
				21,203,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.23%
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS–AGC)(b)	5.13%	02/15/2037	$1,000	$1,113,040
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/2031	1,250	1,536,400
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/2026	1,000	1,001,480
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	2,000	2,180,120
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB(c)(d)	5.00%	04/01/2017	1,085	1,113,308
				6,944,348

Ohio–3.68%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	2,760	2,234,910
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,150,780
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/2038	1,025	1,143,798
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	4,975	5,970,149
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds(c)(d)	5.00%	06/01/2019	1,000	1,117,780
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	18,075	18,074,458
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools);
Series 2014 A, Ref. & Improvement Lease RB(e)	5.75%	01/01/2024	760	836,160
Series 2014 A, Ref. & Improvement Lease RB(e)	6.50%	01/01/2034	2,450	2,703,134
Cleveland (City of);
Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS–NATL)(b)	5.50%	01/01/2021	2,885	3,184,117
Series 2008 B-1, Public Power System CAB RB (INS–NATL)(b)(g)	0.00%	11/15/2025	2,895	2,323,932
Series 2012 A, Ref. Airport System RB	5.00%	01/01/2029	5,000	5,785,250
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	500	507,605
Hamilton (County of) (Christ Hospital);
Series 2012, Health Care Facilities RB	5.25%	06/01/2027	3,295	3,908,463
Series 2012, Health Care Facilities RB	5.50%	06/01/2042	6,000	7,158,480
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/2037	4,750	4,787,097
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(b)	5.00%	04/01/2024	1,750	1,858,500
Series 2006 H, Hospital Facilities RB (INS–AGC)(b)	5.00%	02/01/2024	4,810	5,110,625
Middleburg Heights (City of) (Southwest General Health Center);
Series 2011, Hospital Facilities RB	5.13%	08/01/2031	1,750	1,984,220
Series 2011, Hospital Facilities RB	5.25%	08/01/2036	1,500	1,696,005
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	5,000	5,457,100
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/2039	3,750	4,151,962
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB(f)	5.00%	12/31/2025	2,000	2,434,740
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	3,000	3,373,560
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 C, Ref. PCR	5.63%	06/01/2018	5,850	6,127,992
Series 2009 D, Ref. PCR(d)	4.25%	09/15/2021	3,895	4,017,108
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(f)	6.10%	09/20/2049	2,845	3,016,184
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2010 B, Ref. PCR(d)	4.38%	06/01/2022	5,000	5,162,150
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds(c)(d)	5.00%	06/01/2018	1,000	1,076,870
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	3,000	3,159,000
				109,512,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.83%
Grand River Dam Authority;
Series 2008 A, RB (INS–BHAC)(b)	5.00%	06/01/2021	$3,735	$4,010,270
Series 2008 A, RB (INS–BHAC)(b)	5.00%	06/01/2022	3,735	4,011,614
Series 2008 A, RB (INS–BHAC)(b)	5.00%	06/01/2023	6,350	6,813,359
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.00%	12/01/2027	3,965	3,989,504
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(d)(f)	5.00%	06/01/2025	5,000	5,839,750
				24,664,497

Oregon–0.42%
Beaverton School District;
Series 2009, Limited Tax GO Bonds(c)(d)	5.00%	06/01/2019	750	838,335
Series 2009, Limited Tax GO Bonds(c)(d)	5.13%	06/01/2019	500	560,590
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/2034	2,000	2,312,880
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,651,110
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	900	1,029,699
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,120,350
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,140,920
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(e)	6.38%	11/01/2033	3,500	3,897,285
				12,551,169

Pennsylvania–1.81%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB(c)(d)	5.25%	03/01/2021	700	834,400
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/2029	1,385	1,651,571
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2016 A, Ref. RB	5.00%	11/15/2046	3,500	4,172,560
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,124,490
Erie (City of) Parking Authority;
Series 2010, Gtd. RB(c)(d)	5.20%	09/01/2020	260	304,551
Series 2010, Gtd. RB (INS–AGM)(b)	5.20%	09/01/2035	740	823,657
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(h)(i)	0.58%	06/01/2037	2,900	2,900,000
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,349,528
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB(c)(d)	5.50%	04/01/2018	2,250	2,423,272
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(e)(f)	5.50%	11/01/2044	3,300	3,720,156
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University);
Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(h)(i)	0.58%	05/01/2032	4,100	4,100,000
Series 2011 A, RB	5.13%	05/01/2036	500	576,670
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS–AGC)(b)	5.00%	06/01/2039	1,850	2,033,372
Subseries 2009 A, Sub. RB(c)(d)	5.00%	06/01/2019	4,000	4,468,800
Subseries 2010 B-2, Sub. RB(c)(d)	5.75%	12/01/2020	2,150	2,589,288
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	2,400	2,800,752
Subseries 2010 B-2, Sub. RB(c)(d)	6.00%	12/01/2020	395	479,818
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	2,355	2,804,593
Subseries 2014 A-2, Sub. Turnpike Conv. CAB RB(j)	5.13%	12/01/2040	5,500	4,643,430
Philadelphia (City of); Ninth Series 2010, Gas Works RB(c)(d)	5.00%	08/01/2020	500	580,285
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	5.00%	06/01/2026	2,360	2,806,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(b)	5.00%	02/01/2031	$2,000	$2,271,600
State Public School Building Authority (Harrisburg School District);
Series 2009, RB(c)(d)	5.00%	05/15/2019	335	373,756
Series 2009, RB(c)(d)	5.00%	05/15/2019	335	373,468
Series 2009, RB(c)(d)	5.00%	05/15/2019	1,330	1,482,724
Series 2016 A, Ref. RB (INS–AGM)(b)	5.00%	12/01/2033	1,000	1,211,680
				53,900,768

Puerto Rico–0.16%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 1989 O, CAB RB(c)(g)	0.00%	07/01/2017	4,660	4,635,815
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB(c)(d)	5.50%	08/01/2019	20	22,733
				4,658,548

Rhode Island–0.62%
Rhode Island Commerce Corp.;
Series 2016 D, Airport RB	5.00%	07/01/2041	3,840	4,576,205
Series 2016 D, Airport RB	5.00%	07/01/2046	6,005	7,122,170
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/2035	500	570,430
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS–AGC)(b)(f)	5.25%	07/01/2028	1,810	1,931,741
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB(c)(d)	6.25%	05/15/2019	500	574,130
Series 2016, Ref. Hospital Financing RB	5.00%	05/15/2039	3,000	3,550,380
				18,325,056

South Carolina–2.05%
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS–SGI)(b)	4.63%	04/01/2030	1,500	1,529,190
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2031	2,120	2,430,835
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/2040	2,000	2,246,660
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/2024	2,000	2,104,020
Series 2011 C, Ref. Electric RB (INS–AGC)(b)	5.00%	01/01/2030	500	574,485
Series 2011 D, Ref. Electric RB (INS–AGC)(b)	5.75%	01/01/2034	1,000	1,190,210
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(b)	5.00%	02/01/2019	1,000	1,093,460
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(b)	5.38%	02/01/2029	2,000	2,184,520
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(b)	5.50%	02/01/2038	3,000	3,301,980
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2028	2,000	2,165,780
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	1,000	1,092,770
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	3,850	4,587,275
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/2032	713	748,833
Series 2012, Ref. Sub. CAB RB(g)	0.00%	11/15/2047	287	32,968
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/2026	500	500,535
South Carolina (State of) Ports Authority; Series 2015, RB(f)	5.00%	07/01/2045	10,000	11,651,200
South Carolina (State of) Public Service Authority;
Series 2008 A, RB(c)(d)	5.50%	01/01/2019	160	178,237
Series 2008 A, RB(c)(d)	5.50%	01/01/2019	1,840	2,049,723
Series 2016 A, Ref. RB	5.00%	12/01/2035	6,250	7,630,625
Series 2016 B, Ref. Obligation Tax-Exempt RB	5.00%	12/01/2056	7,500	8,909,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS–AGC)(b)	5.25%	04/15/2022	$4,465	$4,775,853
				60,978,709

South Dakota–0.79%
Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/2031	1,500	1,719,480
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/2042	4,000	4,522,520
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	10,000	11,860,800
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB(c)(d)	5.50%	08/01/2018	4,000	4,367,560
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs.(c)	6.70%	09/01/2017	895	920,400
				23,390,760

Tennessee–0.51%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB	5.63%	07/01/2030	2,000	2,276,100
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2027	2,000	2,262,820
Series 2012, Ref. & Improvement RB	5.00%	07/01/2032	1,500	1,666,605
Series 2012, Ref. & Improvement RB	5.00%	07/01/2037	1,100	1,209,780
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt Universiry Medical Center); Series 2016 A, RB	5.00%	07/01/2046	5,000	6,003,900
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.);
Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2034	500	543,230
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/2044	1,165	1,256,208
				15,218,643

Texas–10.93%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(f)(k)	6.50%	11/01/2029	430	40,833
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/2034	1,000	1,066,800
Beaumont (City of); Series 2008, Limited Tax GO Ctfs.(c)(d)	5.00%	03/01/2017	1,000	1,022,440
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS–BHAC)(b)	5.00%	08/15/2039	1,020	1,098,693
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB(c)(d)	5.00%	05/01/2019	1,500	1,669,890
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB(c)	7.00%	05/01/2021	500	600,295
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB(f)	5.95%	05/15/2033	1,100	1,201,101
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB(d)(f)	5.90%	05/01/2028	1,050	1,123,217
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	4,500	5,163,930
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB(c)(d)	5.75%	01/01/2021	1,000	1,206,360
Series 2011, Sr. Lien RB(c)(d)	6.00%	01/01/2021	5,000	6,084,850
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2040	8,750	10,448,025
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2043	2,000	2,444,220
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	2,000	2,198,740
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.25%	08/15/2034	4,000	4,449,760
Dallas Area Rapid Transit;
Series 2016 A, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/2046	5,000	6,104,950
Series 2016 A, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/2048	12,200	14,862,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	$1,250	$1,356,237
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,635,870
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds(c)(d)	5.00%	02/15/2018	2,840	3,021,362
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(g)	0.00%	08/15/2023	2,000	1,816,660
Grand Parkway Transportation Corp.; Series 2013 B, Sub. Tier Toll RB	5.25%	10/01/2051	14,360	17,176,283
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(b)	5.25%	08/15/2031	6,665	9,223,027
Series 2009, Sr. Lien Toll Road RB(c)(d)	5.00%	08/15/2019	570	641,085
Series 2009, Sr. Lien Toll Road RB	5.00%	08/15/2038	430	477,360
Series 2009 A, Sr. Lien Toll Road RB(c)(d)	5.00%	08/15/2019	2,920	3,284,153
Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2047	10,000	12,271,700
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB(c)(d)	5.38%	11/15/2018	825	909,785
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/2035	1,100	1,236,015
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(c)(d)	7.25%	12/01/2018	1,000	1,146,600
Harris County Health Facilities Development Corp. (TECO);
Series 2008, Thermal Utility RB (INS–AGC)(b)	5.00%	11/15/2026	3,860	4,203,347
Series 2008, Thermal Utility RB (INS–AGC)(b)	5.00%	11/15/2027	3,180	3,461,398
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	1,805	1,874,005
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(b)(g)	0.00%	09/01/2026	8,750	6,817,212
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(b)(g)	0.00%	09/01/2027	3,600	2,697,300
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/2034	875	950,950
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011, RB(c)(d)	6.50%	05/15/2021	935	1,177,567
Series 2011, RB	6.50%	05/15/2031	805	975,934
Series 2011 A, RB(c)(d)	6.88%	05/15/2021	1,700	2,170,356
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds(c)(d)	5.00%	02/15/2017	6,875	7,015,800
Laredo Community College District; Series 2010, Combined Fee RB (INS–AGM)(b)	5.25%	08/01/2035	1,000	1,151,420
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, Special Facilities RB	5.25%	11/01/2040	1,000	1,136,830
Series 2012, Special Facilities RB(f)	5.00%	11/01/2028	2,000	2,301,300
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2016, Ref. RB	5.00%	05/15/2046	4,000	4,841,560
Lower Colorado River Authority;
Series 2012 A, Ref. RB(c)(d)	5.00%	05/15/2022	10	12,166
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	5,415,252
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(c)(d)	6.00%	02/15/2019	2,500	2,817,275
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,988,630
Series 2014, Ref. RB	5.13%	02/15/2042	2,000	2,233,160
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	2,350	2,793,492
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2046	3,000	3,405,750
North East Texas Reional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2046	16,200	19,021,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	$1,000	$1,107,260
Series 2008, Ref. First Tier RB(c)(d)	6.00%	01/01/2018	1,755	1,880,289
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	245	260,673
Series 2008, Ref. First Tier System RB(c)(d)	5.63%	01/01/2018	1,595	1,700,940
Series 2008, Ref. First Tier System RB(c)(d)	5.63%	01/01/2018	805	858,468
Series 2008, Ref. First Tier System RB(c)(d)	5.63%	01/01/2018	1,475	1,572,969
Series 2008, Ref. First Tier System RB(c)(d)	5.63%	01/01/2018	725	773,155
Series 2008, Ref. First Tier System RB	5.63%	01/01/2033	430	455,796
Series 2008, Ref. First Tier System RB (INS–AGM)(b)	5.63%	01/01/2033	220	233,198
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(g)	0.00%	01/01/2028	12,800	9,471,488
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(g)	0.00%	01/01/2029	2,165	1,550,551
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(g)	0.00%	01/01/2031	4,710	3,168,511
Series 2008 K-1, Ref. First Tier System RB(c)(d)	5.75%	01/01/2019	1,630	1,820,759
Series 2011, Ref. First Tier System RB	5.00%	01/01/2038	1,000	1,123,020
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds(c)(d)	5.13%	02/15/2019	1,000	1,108,510
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds(c)(d)	5.30%	08/01/2019	860	974,182
Series 2009, Limited Tax GO Ctfs.(c)(d)	5.38%	08/01/2019	755	856,880
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB(d)(e)(f)	7.25%	02/13/2020	4,000	4,280,520
Pottsboro Higher Education Funance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2046	1,000	1,031,830
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	850	1,009,129
Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/2020	355	355,706
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB(k)	6.38%	07/01/2033	1,470	882,000
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds(c)(d)	5.25%	02/15/2018	1,000	1,067,470
Rowlett (City of) (Bayside Public Improvement District North Improvement Area);
Series 2016, Special Assessment RB	5.38%	09/15/2030	650	673,108
Series 2016, Special Assessment RB	5.75%	09/15/2036	280	289,786
Sachse (City of);
Series 2009, Ref. & Improvement Limited Tax GO Bonds(c)(d)	5.25%	02/15/2019	105	116,740
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(b)	5.25%	02/15/2031	395	435,148
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(b)	5.00%	10/01/2032	1,250	1,386,625
Series 2011, Special Project RB (INS–AGM)(b)	5.00%	10/01/2037	1,000	1,109,300
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/2029	2,000	2,222,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/2037	345	353,242
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB(c)	5.00%	11/15/2017	220	231,717
Series 2007, Retirement Facility RB	5.00%	11/15/2017	280	289,845
Series 2007, Retirement Facility RB(c)(d)	5.25%	11/15/2017	1,760	1,859,018
Series 2007, Retirement Facility RB	5.25%	11/15/2037	2,240	2,328,682
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	2,200	2,248,554
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,500	1,528,845
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB(c)(d)	6.50%	01/01/2019	875	989,730
Series 2008, Ref. RB (INS–AGC)(b)	5.75%	07/01/2018	1,190	1,258,746
Series 2008, Ref. RB (INS–AGC)(b)	6.50%	07/01/2037	3,375	3,775,342
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/2017	2,700	2,753,649

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP–GNMA)(f)(o)	13.01%	07/02/2024	$125	$132,243
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2036	7,670	3,653,835
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2037	9,995	4,545,226
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds(a)(c)(d)	5.00%	04/01/2018	3,650	3,902,690
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB(c)(g)	0.00%	08/15/2027	30	24,710
Series 2002 A, First Tier CAB RB (INS–BHAC)(b)(g)	0.00%	08/15/2027	970	771,703
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB(c)(d)	5.00%	05/15/2019	1,610	1,796,712
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	7,535	9,550,914
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2023	2,000	2,378,880
Series 2012, Gas Supply RB	5.00%	12/15/2028	6,310	7,322,061
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,875	2,154,394
Series 2012, Gas Supply RB	5.00%	12/15/2032	3,865	4,416,690
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(f)	5.00%	12/31/2040	8,000	9,414,880
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	5,460	6,458,525
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(f)	7.00%	12/31/2038	3,475	4,407,064
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2027	1,325	1,411,138
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB	5.13%	07/01/2022	1,655	1,918,195
Series 2011, Hospital RB	5.25%	07/01/2023	2,000	2,312,500
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/2029	1,000	1,097,910
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/2023	1,790	1,901,696
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS–AMBAC)(b)	5.38%	11/15/2024	1,300	1,312,922
				325,722,808

Utah–0.08%
Pleasant Grove (City of); Series 2008, Water RB (INS–AGM)(b)	5.25%	12/01/2033	710	773,921
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	600	616,536
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB(c)(d)	5.00%	06/15/2018	1,050	1,130,871
				2,521,328

Vermont–0.15%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/2039	1,275	1,415,365
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/2020	1,250	1,445,625
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB(c)(d)	5.00%	06/01/2018	1,565	1,683,016
				4,544,006

Virgin Islands–0.41%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	3,600	3,615,012
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	6,250	6,259,125
Series 2012 A, RB(e)	5.00%	10/01/2032	2,275	2,289,492
				12,163,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.97%
Hampton Roads Sanitation District; Series 2008, Wastewater RB(c)(d)	5.00%	04/01/2018	$2,000	$2,139,620
Stafford (County of) Economic Development Authority (Mary Washington Healthcare Obligated Group); Series 2016, Ref. Hospital Facilities RB	5.00%	06/15/2036	1,000	1,209,570
Virginia (State of) College Building Authority (Marymount University); Series 2015 A, Ref. Educational Facilities RB(e)	5.00%	07/01/2045	1,000	1,106,960
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB(c)(d)	6.00%	12/01/2018	1,000	1,120,890
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(f)	5.00%	07/01/2027	4,465	4,977,403
Series 2012, Sr. Lien RB(f)	5.50%	01/01/2042	4,920	5,696,130
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB(f)	5.00%	07/01/2034	6,735	7,442,983
Series 2012, Sr. Lien RB(f)	5.00%	01/01/2040	2,535	2,797,525
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/2029	2,000	2,264,200
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	278	282,426
				29,037,707

Washington–2.94%
FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/2039	1,000	1,115,170
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	950	994,631
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB(c)(d)(f)	5.30%	06/01/2017	1,025	1,056,857
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(b)	5.25%	12/01/2028	3,575	3,840,301
Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. RB(c)(d)	5.00%	12/01/2016	1,840	1,861,160
Series 2006 B, Ref. RB(c)(d)	5.00%	12/01/2016	1,755	1,775,182
Series 2006 B, Ref. RB (INS–NATL)(b)	5.00%	12/01/2023	260	262,883
Series 2006 B, Ref. RB (INS–NATL)(b)	5.00%	12/01/2024	245	247,710
Seattle (City of);
Series 2008, Drainage & Wastewater RB(c)(d)	5.00%	06/01/2018	2,450	2,636,984
Series 2008, Ref. & Improvement Municipal Light & Power RB(c)(d)	5.75%	04/01/2019	2,000	2,263,640
Tacoma (Port of); Series 2016 B, Ref. RB(a)(f)	5.00%	12/01/2043	21,525	25,881,230
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/2035	1,250	1,420,163
Series 2011, RB	6.00%	01/01/2031	1,500	1,740,030
Washington (State of) Health Care Facilities Authority (MultiCare Health System);
Series 2004 A, RB(c)(d)	5.25%	08/15/2018	1,000	1,089,910
Series 2008 B, RB(c)(d)	6.00%	08/15/2019	2,000	2,311,940
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS–AGM)(b)	5.25%	10/01/2033	5,000	5,427,550
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/2029	500	548,985
Series 2009, Ref. RB	5.63%	10/01/2040	1,500	1,664,280
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(e)	6.50%	07/01/2030	800	859,648
Series 2015 A, RB(e)	6.75%	07/01/2035	820	886,412
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(h)(i)	0.57%	04/01/2043	2,000	2,000,000
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(e)	6.00%	01/01/2027	1,100	1,139,974
Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)(d)	5.00%	07/01/2017	2,250	2,334,172
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds(a)(c)(d)	5.00%	08/01/2019	21,500	24,161,915
				87,520,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–0.22%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(f)	5.50%	10/15/2037	$1,000	$1,036,920
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB(c)(d)	5.85%	06/01/2017	250	259,718
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,125	1,130,962
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(e)(f)	6.75%	02/01/2026	4,035	4,125,142
				6,552,742

Wisconsin–1.63%
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(f)	5.38%	11/01/2021	2,000	2,089,220
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,250	1,211,225
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS–AGC)(b)	5.13%	02/15/2030	1,500	1,668,495
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/2034	750	811,290
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB(c)(d)	5.50%	05/01/2021	2,000	2,423,760
Series 2011 A, RB(c)(d)	5.75%	05/01/2021	1,000	1,223,290
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB(c)(d)	6.38%	02/15/2019	500	569,455
Series 2009, RB(c)(d)	6.63%	02/15/2019	1,000	1,144,990
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,566,500
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(f)	5.30%	09/01/2023	1,680	1,729,678
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2032	4,315	5,267,062
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2046	4,540	5,439,283
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016 A, Ref. Hospital RB	5.00%	06/01/2040	9,130	10,975,538
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,117,812
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	2,355	2,637,577
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	5,000	5,628,600
				48,503,775

Wyoming–0.34%
Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/2039	4,000	4,500,360
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(f)	5.60%	12/01/2035	2,005	2,012,820
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,173,890
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/2033	2,360	2,500,276
				10,187,346
TOTAL INVESTMENTS(p)–109.11% (Cost $2,968,109,443)				3,251,575,212
FLOATING RATE NOTE OBLIGATIONS–(9.33)%
Notes with interest and fee rates ranging from 1.08% to 1.53% at 08/31/2016 and contractual maturities of collateral ranging from 05/15/2023 to 11/15/2046 (See Note 1J)(q)				(278,020,000)
OTHER ASSETS LESS LIABILITIES–0.22%				6,564,054
NET ASSETS–100.00%				$2,980,119,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco Municipal Income Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CARS	– Convertible Auction Rate Security
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance Co.
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
Ctfs.	– Certificates
FHA	– Federal Housing Administration
FHLMC	– Federal Home Loan Mortgage Corp.
FTA	– Federal Transit Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed

IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $90,308,201, which represented 3.03% of the Fund’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2016 was $1,964,516, which represented less than 1% of the Fund’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(m)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Tob Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Security subject to crossover refunding.
(o)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,332,365, which represented less than 1% of the Fund’s Net Assets.
(p)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.4%

(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2016. At August 31, 2016, the Fund’s investments with a value of $486,645,980 are held by TOB Trusts and serve as collateral for the $278,020,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2016

Revenue Bonds	77.4%
Pre-Refunded Bonds	13.7
General Obligation Bonds	6.7
Other	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $2,968,109,443)	$3,251,575,212
Cash	5,429,929
Receivable for:
Investments sold	31,418,425
Fund shares sold	18,979,259
Interest	34,076,121
Custody expenses reimbursed	202,580
Investment for trustee deferred compensation and retirement plans	345,793
Other assets	168,232
Total assets	3,342,195,551

Liabilities:
Floating rate note obligations	278,020,000
Payable for:
Investments purchased	76,015,013
Fund shares reacquired	2,970,776
Dividends	3,472,107
Accrued fees to affiliates	1,057,619
Accrued trustees’ and officers’ fees and benefits	7,606
Accrued other operating expenses	71,422
Trustee deferred compensation and retirement plans	461,742
Total liabilities	362,076,285
Net assets applicable to shares outstanding	$2,980,119,266

Net assets consist of:
Shares of beneficial interest	$2,905,100,697
Undistributed net investment income	6,199,088
Undistributed net realized gain (loss)	(214,646,288)
Net unrealized appreciation	283,465,769
$2,980,119,266

Net Assets:
Class A	$2,034,726,586
Class B	$8,644,335
Class C	$265,121,544
Class Y	$553,015,559
Investor Class	$118,611,242

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	145,609,891
Class B	620,029
Class C	19,064,917
Class Y	39,581,665
Investor Class	8,482,111
Class A:
Net asset value per share	$13.97
Maximum offering price per share
(Net asset value of $13.97 ÷ 95.75%)	$14.59
Class B:
Net asset value and offering price per share	$13.94
Class C:
Net asset value and offering price per share	$13.91
Class Y:
Net asset value and offering price per share	$13.97
Investor Class:
Net asset value and offering price per share	$13.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Invesco Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$64,342,111
Other income	170,324
Total investment income	64,512,435

Expenses:
Advisory fees	6,298,507
Administrative services fees	264,015
Distribution fees:
Class A	2,388,085
Class B	46,175
Class C	1,035,814
Investor Class	96,167
Interest, facilities and maintenance fees	1,500,303
Transfer agent fees	1,047,152
Trustees’ and officers’ fees and benefits	21,214
Registration and filing fees	108,426
Reports to shareholders	58,522
Professional services fees	42,810
Other	77,641
Total expenses	12,984,831
Less: Expense offset arrangement(s)	(2,749)
Net expenses	12,982,082
Net investment income	51,530,353

Realized and unrealized gain from:
Net realized gain from investment securities	1,503,824
Change in net unrealized appreciation of investment securities	53,543,656
Net realized and unrealized gain	55,047,480
Net increase in net assets resulting from operations	$106,577,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Invesco Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$51,530,353	$100,774,545
Net realized gain (loss)	1,503,824	(156,411)
Change in net unrealized appreciation (depreciation)	53,543,656	(8,263,717)
Net increase in net assets resulting from operations	106,577,833	92,354,417

Distributions to shareholders from net investment income:
Class A	(38,073,893)	(70,768,007)
Class B	(151,183)	(383,142)
Class C	(3,314,163)	(4,385,160)
Class Y	(10,549,887)	(18,916,665)
Investor Class	(2,424,209)	(5,000,414)
Total distributions from net investment income	(54,513,335)	(99,453,388)

Share transactions-net:
Class A	232,146,906	110,973,365
Class B	(1,156,708)	(3,154,220)
Class C	104,754,533	43,409,027
Class Y	93,657,817	23,941,589
Investor Class	1,648,060	(2,115,600)
Net increase in net assets resulting from share transactions	431,050,608	173,054,161
Net increase in net assets	483,115,106	165,955,190

Net assets:
Beginning of period	2,497,004,160	2,331,048,970
End of period (includes undistributed net investment income of $6,199,088 and $9,182,070, respectively)	$2,980,119,266	$2,497,004,160

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield

37                         Invesco Municipal Income Fund

(for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

38                         Invesco Municipal Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

39                         Invesco Municipal Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.46%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit annual fund expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.50%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Investor Class shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A and Investor Class average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A and Investor Class shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $425,314 in front-end sales commissions from the sale of Class A shares and $43,949, $868 and $4,103 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

40                         Invesco Municipal Income Fund

As of August 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Fund engaged in securities purchases of $69,938,880 and securities sales of $81,031,529, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,749.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2016 were $259,982,500 and 1.11%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$98,220,453	$—	$98,220,453
February 28, 2018	22,264,986	—	22,264,986
February 28, 2019	21,329,984	—	21,329,984
Not subject to expiration	21,619,881	53,748,287	75,368,168
	$163,435,304	$53,748,287	$217,183,591

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

41                         Invesco Municipal Income Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $609,284,116 and $175,205,797, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$311,821,425
Aggregate unrealized (depreciation) of investment securities	(21,033,137)
Net unrealized appreciation of investment securities	$290,788,288

Cost of investments for tax purposes is $2,960,786,924.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	22,464,536	$311,911,030	19,363,432	$263,536,124
Class B	12,938	179,559	23,116	314,138
Class C	9,164,574	126,769,769	5,125,004	69,474,989
Class Y	8,822,770	122,503,282	5,313,033	72,317,369
Investor Class	285,008	3,962,870	370,105	5,048,365

Issued as reinvestment of dividends:
Class A	1,725,542	23,979,430	3,409,152	46,352,441
Class B	6,729	93,244	17,329	235,050
Class C	171,565	2,374,756	221,121	2,993,832
Class Y	397,507	5,523,225	799,831	10,873,502
Investor Class	125,591	1,746,228	271,854	3,698,643

Automatic conversion of Class B shares to Class A shares:
Class A	56,456	783,940	118,246	1,607,552
Class B	(56,579)	(783,940)	(118,507)	(1,607,552)

Reacquired:
Class A	(7,535,480)	(104,527,494)	(14,764,371)	(200,522,752)
Class B	(46,703)	(645,571)	(154,756)	(2,095,856)
Class C	(1,762,898)	(24,389,992)	(2,148,712)	(29,059,794)
Class Y	(2,478,598)	(34,368,690)	(4,370,640)	(59,249,282)
Investor Class	(292,185)	(4,061,038)	(798,418)	(10,862,608)
Net increase in share activity	31,060,773	$431,050,608	12,676,819	$173,054,161

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                         Invesco Municipal Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/16	$13.70	$0.26	$0.29	$0.55	$(0.28)	$13.97	4.04%	$2,034,727	0.94	%(d)	0.94	%(d)	0.83	%(d)	3.76	%(d)	6%
Year ended 02/29/16	13.75	0.59	(0.06)	0.53	(0.58)	13.70	3.94	1,766,102	0.93		0.93		0.85		4.29		12
Year ended 02/28/15	13.25	0.58	0.49	1.07	(0.57)	13.75	8.20	1,660,106	0.93		0.93		0.87		4.24		10
Year ended 02/28/14	13.99	0.58	(0.76)	(0.18)	(0.56)	13.25	(1.16)	1,567,766	0.90		0.90		0.81		4.42		8
Year ended 02/28/13	13.69	0.58	0.30	0.88	(0.58)	13.99	6.56	1,543,852	0.87		0.87		0.81		4.20		11
Year ended 02/29/12	12.54	0.60	1.17	1.77	(0.62)	13.69	14.47	1,486,245	0.90		0.90		0.83		4.58		15
Class B
Six months ended 08/31/16	13.67	0.21	0.29	0.50	(0.23)	13.94	3.66	8,644	1.69	(d)	1.69	(d)	1.58	(d)	3.01	(d)	6
Year ended 02/29/16	13.71	0.48	(0.05)	0.43	(0.47)	13.67	3.24	9,619	1.68		1.68		1.60		3.54		12
Year ended 02/28/15	13.22	0.48	0.48	0.96	(0.47)	13.71	7.33	12,843	1.68		1.68		1.62		3.49		10
Year ended 02/28/14	13.97	0.48	(0.77)	(0.29)	(0.46)	13.22	(1.99)	15,617	1.65		1.65		1.56		3.67		8
Year ended 02/28/13	13.66	0.48	0.31	0.79	(0.48)	13.97	5.85	19,985	1.62		1.62		1.56		3.45		11
Year ended 02/29/12	12.52	0.50	1.16	1.66	(0.52)	13.66	13.56	23,656	1.65		1.65		1.58		3.83		15
Class C
Six months ended 08/31/16	13.64	0.21	0.29	0.50	(0.23)	13.91	3.67	265,122	1.69	(d)	1.69	(d)	1.58	(d)	3.01	(d)	6
Year ended 02/29/16	13.68	0.48	(0.05)	0.43	(0.47)	13.64	3.24	156,712	1.68		1.68		1.60		3.54		12
Year ended 02/28/15	13.19	0.48	0.48	0.96	(0.47)	13.68	7.34	113,479	1.68		1.68		1.62		3.49		10
Year ended 02/28/14	13.94	0.48	(0.77)	(0.29)	(0.46)	13.19	(2.00)	94,658	1.65		1.65		1.56		3.67		8
Year ended 02/28/13	13.64	0.48	0.30	0.78	(0.48)	13.94	5.77	79,577	1.62		1.62		1.56		3.45		11
Year ended 02/29/12	12.50	0.50	1.16	1.66	(0.52)	13.64	13.58	68,495	1.65		1.65		1.58		3.83		15
Class Y
Six months ended 08/31/16	13.70	0.28	0.29	0.57	(0.30)	13.97	4.17	553,016	0.69	(d)	0.69	(d)	0.58	(d)	4.01	(d)	6
Year ended 02/29/16	13.74	0.62	(0.05)	0.57	(0.61)	13.70	4.27	449,882	0.68		0.68		0.60		4.54		12
Year ended 02/28/15	13.25	0.61	0.48	1.09	(0.60)	13.74	8.39	427,397	0.68		0.68		0.62		4.49		10
Year ended 02/28/14	13.98	0.62	(0.75)	(0.13)	(0.60)	13.25	(0.84)	411,718	0.65		0.65		0.56		4.67		8
Year ended 02/28/13	13.68	0.62	0.30	0.92	(0.62)	13.98	6.82	462,658	0.62		0.62		0.56		4.45		11
Year ended 02/29/12	12.53	0.64	1.16	1.80	(0.65)	13.68	14.76	477,455	0.65		0.65		0.58		4.83		15
Investor Class
Six months ended 08/31/16	13.71	0.27	0.29	0.56	(0.29)	13.98	4.10 (e)	118,611	0.85	(d)(e)	0.85	(d)(e)	0.74	(d)(e)	3.85	(d)(e)	6
Year ended 02/29/16	13.76	0.60	(0.06)	0.54	(0.59)	13.71	4.06 (e)	114,690	0.82	(e)	0.82	(e)	0.74	(e)	4.40	(e)	12
Year ended 02/28/15	13.26	0.59	0.49	1.08	(0.58)	13.76	8.31 (e)	117,224	0.81	(e)	0.81	(e)	0.75	(e)	4.36	(e)	10
Year ended 02/28/14(f)	13.14	0.37	0.11	0.48	(0.36)	13.26	3.75	112,322	0.82	(g)	0.82	(g)	0.73	(g)	4.50	(g)	8

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2014, the portfolio turnover calculation excludes securities purchased of $477,613,840 and sold of $105,913,153 in effort to realign the Fund’s portfolio after the reorganization of lnvesco Municipal Bond Fund into the Fund. For the year ended February 29, 2012, the portfolio turnover calculation excludes securities purchased of $1,346,611,089 and sold of $222,312,073 in effort to realign the Fund’s portfolio after the reorganization of lnvesco Van Kampen Insured Tax Free Fund and lnvesco Tax-Exempt Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,894,894, $9,160, $205,474, $494,499 and $116,933 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.16%, 0.14% and 0.13% for the six months ended August 31, 2016 and the years ended February 29, 2016 and February 28, 2015, respectively.
(f)	Commencement date of July 15, 2013.
(g)	Annualized.

43                         Invesco Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,040.40	$4.83	$1,020.47	$4.79	0.94%
B	1,000.00	1,036.60	8.68	1,016.69	8.59	1.69
C	1,000.00	1,036.70	8.68	1,016.69	8.59	1.69
Y	1,000.00	1,041.70	3.55	1,021.73	3.52	0.69
Investor	1,000.00	1,041.00	4.37	1,020.92	4.33	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

44                         Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Municipal Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper General Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual

45                         Invesco Municipal Income Fund

management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

46                         Invesco Municipal Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242                        VK-MINC-SAR-1        Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2016

Invesco New York Tax Free Income Fund Nasdaq: A: VNYAX • B: VBNYX • C: VNYCX • Y: VNYYX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

11 Financial Statements

13 Notes to Financial Statements

19 Financial Highlights

20 Fund Expenses

21 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.68%
Class B Shares	3.61
Class C Shares	3.23
Class Y Shares	3.75
S&P Municipal Bond Index▼ (Broad Market Index)	3.35
S&P Municipal Bond New York 5+ Year Investment Grade Index▼ (Style-Specific Index)	3.75
Lipper New York Municipal Debt Funds Index■ (Peer Group Index)	3.96

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond New York 5+ Year Investment Grade Index is composed of market value-weighted investment grade US municipal bonds that seek to measure the performance of New York-issued US municipals with maturities equal to or greater than five years.

    The Lipper New York Municipal Debt Funds Index is an unmanaged index considered representative of New York municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco New York Tax Free Income Fund

Average Annual Total Returns

As of 8/31/16, including maximum applicable sales charges

Class A Shares
Inception (7/29/94)	5.19%
10 Years	3.85
5 Years	4.34
1 Year	2.44

Class B Shares
Inception (7/29/94)	5.11%
10 Years	4.23
5 Years	4.97
1 Year	1.98

Class C Shares
Inception (7/29/94)	4.62%
10 Years	3.53
5 Years	4.47
1 Year	5.20

Class Y Shares
10 Years	4.46%
5 Years	5.52
1 Year	7.26

Average Annual Total Returns

As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/29/94)	5.23%
10 Years	4.13
5 Years	4.87
1 Year	3.44

Class B Shares
Inception (7/29/94)	5.15%
10 Years	4.49
5 Years	5.52
1 Year	3.10

Class C Shares
Inception (7/29/94)	4.66%
10 Years	3.80
5 Years	4.99
1 Year	6.25

Class Y Shares
10 Years	4.73%
5 Years	6.05
1 Year	8.38

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen New York Tax-Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen New York Tax Free Income Fund (renamed Invesco New York Tax Free Income Fund). Returns shown above for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco New York Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.00%, 1.00%, 1.75% and 0.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco New York Tax Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco New York Tax Free Income Fund

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.65%
New York–101.94%
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/2031	$1,000	$1,027,680
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB(a)(b)	5.75%	11/15/2017	400	425,044
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS–AGM)(c)	5.00%	12/15/2025	500	568,240
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB(a)(b)	6.25%	11/15/2020	1,000	1,223,080
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	500	567,970
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(d)	0.00%	07/15/2034	3,685	1,847,733
Series 2009, PILOT RB(a)(b)	6.25%	01/15/2020	685	810,245
Series 2009, RB(a)(b)	6.38%	01/15/2020	475	563,820
Series 2016 A, PILOT Ref. RB(e)	5.00%	07/15/2042	4,795	5,826,932
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,000	1,210,990
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,186,483
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	537,060
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	915	1,080,121
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB(f)(g)	5.00%	01/01/2035	1,100	1,268,993
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/2032	350	401,989
Series 2012, RB	5.00%	08/01/2042	1,750	1,984,045
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,374,403
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB	5.00%	07/01/2044	600	705,390
Series 2016 B, RB	5.00%	07/01/2046	1,425	1,717,966
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	1,000	1,011,030
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB(e)	5.25%	05/01/2030	2,850	3,344,903
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	1,375	1,375,110
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/2039	1,340	1,483,782
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/2047	1,400	1,651,860
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/2030	1,000	1,004,690
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS–AGM)(c)(d)	0.00%	06/01/2018	2,000	1,959,240
Series 2008 A, Electric System General RB(a)(b)	5.50%	05/01/2019	355	399,986
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB(a)(b)	5.25%	11/15/2019	615	704,495
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/2034	1,500	1,698,015
Series 2012 H, RB	5.00%	11/15/2030	750	907,387
Series 2013 E, RB	5.00%	11/15/2030	1,000	1,217,580
Subseries 2014 D-1, Transportation RB	5.25%	11/15/2044	800	987,656
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/2041	370	424,764
Monroe County Industrial Development Corp. (University of Rochester);
Series 2011 A, RB	5.00%	07/01/2036	875	1,011,509
Series 2015 A, Ref. RB	5.00%	07/01/2033	785	974,797
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	180	181,530
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	65	8,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	$930	$1,084,557
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	750	855,750
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	1,003,600
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	750	749,948
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	615	609,016
New York & New Jersey (States of) Port Authority (194th Series); Series 2015, Ref. RB	5.00%	10/15/2041	2,000	2,460,520
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS–NATL)(c)(f)	5.75%	12/01/2022	2,000	2,043,980
Series 2010, Special Obligation RB	6.00%	12/01/2042	860	1,010,973
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(c)	5.25%	11/01/2037	1,300	1,368,302
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(c)	5.00%	01/01/2036	1,140	1,154,033
New York (City of) Municipal Water Finance Authority;
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	2,000	2,256,880
Series 2014 EE, Ref. Water & Sewer System RB	5.00%	06/15/2045	440	530,526
New York (City of) Transitional Finance Authority;
Series 2009 S-1, Building Aid RB	5.50%	07/15/2038	500	543,300
Series 2009 S-2, Building Aid RB	6.00%	07/15/2033	850	932,331
Series 2009 S-3, Building Aid RB(e)	5.25%	01/15/2027	1,310	1,449,253
Series 2009 S-3, Building Aid RB(e)	5.25%	01/15/2039	1,000	1,099,790
Series 2009 S-5, Building Aid RB	5.00%	01/15/2031	595	653,132
Subseries 2009 A-1, Future Tax Sec. RB(e)	5.00%	05/01/2028	755	839,205
Subseries 2009 A-1, Future Tax Sec. RB(e)	5.00%	05/01/2029	605	672,131
Subseries 2009 A-1, Future Tax Sec. RB(e)	5.00%	05/01/2030	605	671,792
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	660	779,420
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,190,920
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	850	953,717
New York (City of) Trust for Cultural Resources (The Museum of Modern Art);
Series 2008 1A, Ref. RB(a)(b)	5.00%	10/01/2018	800	872,760
Series 2016 1-E, Ref. RB	4.00%	04/01/2030	1,500	1,778,715
New York (City of);
Series 2008, Unlimited Tax GO Bonds(a)(b)	5.50%	11/15/2018	1,750	1,935,850
Subseries 2008 G-1, Unlimited Tax GO Bonds(a)(b)	6.25%	12/15/2018	390	439,592
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	11,308
Subseries 2008 I-1, Unlimited Tax GO Bonds(a)(b)	5.00%	02/01/2018	245	260,175
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/2025	160	169,746
New York (Counties of) Tobacco Trust; Subseries 2005 S1, Pass Through CAB RB(d)	0.00%	06/01/2038	4,185	1,144,681
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/2043	1,185	1,422,628
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2009, Ref. RB	5.75%	07/01/2033	660	733,722
Series 2012 A, RB	5.00%	07/01/2026	1,000	1,170,690
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(c)	5.50%	05/15/2027	710	954,716
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(c)	5.50%	05/15/2030	750	1,045,770
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(c)	5.50%	05/15/2031	555	784,881
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/2041	1,685	1,981,054
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/2036	1,000	1,128,530
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS–NATL)(c)	5.25%	07/01/2028	935	1,166,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB(a)(b)	5.00%	07/01/2018	$500	$539,905
Series 2011 A, RB	5.13%	07/01/2029	500	591,630
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,391,977
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS–AGC)(c)	5.00%	07/01/2041	1,150	1,190,560
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,095,590
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS–NATL)(c)	5.50%	07/01/2023	1,250	1,565,737
New York (State of) Dormitory Authority (Mental Health Services);
Series 2007, RB (INS–AGM)(c)	5.00%	02/15/2027	100	101,926
Series 2007 F, RB(a)(b)	5.00%	02/15/2017	900	918,387
Series 2008 C, Mental Health Services Facilities Improvement RB (INS–AGM)(c)(f)	5.25%	02/15/2028	1,890	2,036,021
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	875	992,959
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB(a)(b)	5.13%	07/01/2019	1,250	1,405,087
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB(a)(b)	6.00%	07/01/2020	1,500	1,798,590
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS–BHAC)(c)	5.50%	07/01/2031	1,070	1,441,900
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group);
Series 2009 A, RB(a)(b)	5.50%	05/01/2019	1,250	1,410,887
Subseries 2005 A, RB(a)(b)	5.00%	11/01/2016	750	755,760
New York (State of) Dormitory Authority (NYU Hospital Center); Series 2016 A, Ref. RB	4.00%	07/01/2040	1,300	1,449,227
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, Ref. RB(g)	5.00%	12/01/2045	425	480,191
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(a)(b)	5.00%	05/01/2023	20	24,651
Series 2013 A, RB	5.00%	05/01/2029	980	1,111,526
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,079,244
Series 2016, Ref. RB	5.00%	07/01/2039	500	613,250
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,250	1,424,150
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	775	887,360
New York (State of) Dormitory Authority (Sales Tax); Series 2014 A, State Supported Debt RB	5.00%	03/15/2044	1,040	1,257,329
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 C, RB(a)(b)	7.50%	10/01/2018	2,000	2,283,700
Series 2008 D, RB(a)(b)	5.75%	10/01/2018	500	552,845
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/2030	1,220	1,437,453
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	550,910
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	1,185	1,426,503
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/2040	1,245	1,441,673
Series 2011, Ref. RB	5.00%	07/01/2031	750	862,485
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	630	723,857
Series 2014 A, RB	5.50%	01/01/2044	700	801,689
New York (State of) Dormitory Authority;
Series 2009 C, School Districts Bond Financing Program RB(a)(b)	5.00%	10/01/2019	1,385	1,568,831
Series 2009 C, School Districts Bond Financing Program RB (INS–AGC)(c)	5.00%	10/01/2024	115	128,161
Series 2015 B-C, Sales Tax RB	5.00%	03/15/2041	1,000	1,232,060
Series 2016 A, Ref. School Districts Bond Financing Program RB	5.00%	10/01/2033	600	748,710
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.);
Series 2004 A-1, Facilities RB (INS–SGI)(c)(f)(h)	0.81%	01/01/2039	1,000	900,000
Subseries 1999 A-1, Facilities RB (INS–AMBAC)(c)(f)(h)	0.86%	05/01/2034	1,000	902,500
New York (State of) Housing Finance Agency (42nd & 10th Housing); Series 2008 A, VRD MFH RB (CEP–FHLMC)(i)	0.57%	11/01/2041	350	350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (505 West 37th Street); Series 2009 B, VRD RB (LOC–Landesbank Hessen-Thüringen)(i)(j)	0.64%	05/01/2042	$1,000	$1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2010 A, VRD RB (CEP–FHLMC)(i)	0.57%	11/01/2041	4,300	4,300,000
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	865,108
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB(a)(b)	5.00%	10/01/2018	500	545,095
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/2029	500	551,385
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,932,854
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,300	1,610,427
New York (State of) Utility Debt Securitization Authority; Series 2016 A, Ref. Restructuring RB	5.00%	12/15/2035	1,250	1,584,387
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,824,510
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB(g)	5.00%	11/15/2044	1,505	1,750,962
Series 2014, Class 3, Ref. Liberty RB(g)	7.25%	11/15/2044	415	550,962
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	875	1,025,867
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,410	1,617,185
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,215	1,379,171
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	855	1,222,402
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $636,422)(g)(k)	6.13%	02/15/2019	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	1,430	1,697,010
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB(b)	5.50%	04/15/2035	310	453,136
New York State Urban Development Corp.;
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2024	750	812,550
Series 2015 A, Ref. Personal Income Tax RB	5.00%	03/15/2041	1,000	1,228,370
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(f)	5.00%	08/01/2031	1,070	1,178,947
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(e)(f)	5.25%	01/01/2050	3,000	3,520,560
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(f)	5.00%	04/01/2029	725	848,808
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	275	321,811
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(c)	5.00%	06/15/2023	935	1,151,200
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/2029	995	997,060
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	1,065	1,184,887
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB(a)(b)	5.13%	07/01/2019	750	844,178
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2045	565	631,501
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC–JPMorgan Chase Bank, N.A.)(f)(j)	5.38%	12/01/2036	1,000	1,002,330
Rockland (County of) Tobacco Asset Securitization Corp.; Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB(d)	0.00%	08/15/2045	4,000	597,520
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB(e)	5.00%	10/15/2031	2,765	3,490,315
Saratoga (County of) Water Authority; Series 2016, Ref. Water System RB	4.00%	09/01/2048	1,250	1,428,062
St. Lawrence (County of) Industrial Development Agency Civil Development Corp. (Lawrence University); Series 2016 A, Ref. RB	4.00%	07/01/2043	1,000	1,120,760
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(g)	5.38%	01/01/2027	1,025	1,028,731
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/2028	1,000	1,004,800
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	465	529,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	$415	$487,571
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds(f)	5.00%	11/01/2036	1,000	1,105,610
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	1,250	1,397,600
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	250	287,158
Triborough Bridge & Tunnel Authority;
Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(i)(j)	0.62%	11/01/2032	1,400	1,400,000
Series 2008 A, General Purpose RB	4.75%	11/15/2029	200	213,386
Series 2013 C, RB(e)	5.00%	11/15/2038	2,790	3,322,360
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	1,250	1,416,112
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	2,000	1,996,720
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS–AMBAC)(c)	5.25%	03/01/2018	200	200,790
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,107,450
Series 2009 A, Ref. RB	5.00%	07/01/2026	810	895,601
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	1,000	1,184,290
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2045	870	874,350
Western Nassau (County of) Water Authority Series 2015 A, RB	5.00%	04/01/2045	1,000	1,196,290
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,000	1,073,670
				193,055,164

Guam–3.83%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(a)(b)	5.63%	12/01/2019	135	155,775
Series 2009 A, Limited Obligation RB(a)(b)	5.75%	12/01/2019	1,250	1,447,362
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2034	750	901,290
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2046	750	893,160
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	450	504,689
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	679,516
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	740	817,722
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	325	381,206
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	550	613,420
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2039	750	853,027
				7,247,167

Virgin Islands–1.88%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB(f)	5.00%	09/01/2029	665	780,657
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	845	881,048
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	1,000	1,007,250
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(g)	5.00%	09/01/2030	770	894,193
				3,563,148
TOTAL INVESTMENTS(l)–107.65% (Cost $186,568,002)				203,865,479
FLOATING RATE NOTE OBLIGATIONS–(7.33)%
Notes with interest and fee rates ranging from 1.11% to 1.23% at 08/31/2016 and contractual maturites of collateral ranging from 01/15/2027 to 01/01/2050 (See Note 1J)(m)				(13,880,000)
OTHER ASSETS LESS LIABILITIES–(0.32)%				(603,765)
NET ASSETS–100.00%				$189,381,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco New York Tax Free Income Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PILOT	– Payment-in-Lieu-of-Tax
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(f)	Security subject to the alternative minimum tax.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $5,974,040, which represented 3.15% of the Fund’s Net Assets.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2016 represented less than 1% of the Fund’s Net Assets.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2016. At August 31, 2016, the Fund’s investments with a value of $24,237,241 are held by TOB Trusts and serve as collateral for the $13,880,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2016

Revenue Bonds	84.4%
Pre-Refunded Bonds	10.9
Other	3.5
General Obligation Bonds	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco New York Tax Free Income Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $186,568,002)	$203,865,479
Receivable for:
Investments sold	5,737,793
Fund shares sold	345,840
Interest	2,061,760
Custody expenses reimbursed	36,248
Investment for trustee deferred compensation and retirement plans	37,028
Other assets	41,331
Total assets	212,125,479

Liabilities:
Floating rate note obligations	13,880,000
Payable for:
Investments purchased	8,276,886
Fund shares reacquired	176,197
Amount due custodian	20,590
Dividends	164,030
Accrued fees to affiliates	84,454
Accrued trustees’ and officers’ fees and benefits	3,450
Accrued other operating expenses	42,810
Trustee deferred compensation and retirement plans	95,348
Total liabilities	22,743,765
Net assets applicable to shares outstanding	$189,381,714

Net assets consist of:
Shares of beneficial interest	$184,019,303
Undistributed net investment income	137,040
Undistributed net realized gain (loss)	(12,072,106)
Net unrealized appreciation	17,297,477
$189,381,714

Net Assets:
Class A	$138,602,628
Class B	$1,438,511
Class C	$30,017,389
Class Y	$19,323,186

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	8,493,824
Class B	87,976
Class C	1,841,677
Class Y	1,185,361
Class A:
Net asset value per share	$16.32
Maximum offering price per share
(Net asset value of $16.32 ÷ 95.75%)	$17.04
Class B:
Net asset value and offering price per share	$16.35
Class C:
Net asset value and offering price per share	$16.30
Class Y:
Net asset value and offering price per share	$16.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco New York Tax Free Income Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$3,752,479
Other Income	32,903
Total investment income	3,785,382

Expenses:
Advisory fees	429,190
Administrative services fees	25,206
Distribution fees:
Class A	169,310
Class B	2,011
Class C	141,170
Interest, facilities and maintenance fees	57,411
Transfer agent fees	65,921
Trustees’ and officers’ fees and benefits	10,858
Registration and filing fees	24,471
Reports to shareholders	13,911
Professional services fees	32,297
Taxes	31,729
Other	9,836
Total expenses	1,013,321
Less: Expense offset arrangement(s)	(106)
Net expenses	1,013,215
Net investment income	2,772,167

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(30,564)
Change in net unrealized appreciation of investment securities	3,631,604
Net realized and unrealized gain	3,601,040
Net increase in net assets resulting from operations	$6,373,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco New York Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$2,772,167	$5,667,637
Net realized gain (loss)	(30,564)	(60,923)
Change in net unrealized appreciation	3,631,604	270,197
Net increase in net assets resulting from operations	6,373,207	5,876,911

Distributions to shareholders from net investment income:
Class A	(2,201,192)	(4,661,292)
Class B	(26,252)	(69,162)
Class C	(352,636)	(688,147)
Class Y	(300,271)	(344,434)
Total distributions from net investment income	(2,880,351)	(5,763,035)

Share transactions–net:
Class A	3,330,785	12,233,933
Class B	(343,524)	(382,319)
Class C	3,654,179	5,370,396
Class Y	7,862,032	3,486,809
Net increase in net assets resulting from share transactions	14,503,472	20,708,819
Net increase in net assets	17,996,328	20,822,695

Net assets:
Beginning of period	171,385,386	150,562,691
End of period (includes undistributed net investment income of $137,040 and $245,224, respectively)	$189,381,714	$171,385,386

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco New York Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

13                         Invesco New York Tax Free Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

14                         Invesco New York Tax Free Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

15                         Invesco New York Tax Free Income Fund

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.47%
Over $500 million	0.445%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.25%, 2.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $7,662 in front-end sales commissions from the sale of Class A shares and $309 and $610 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

16                         Invesco New York Tax Free Income Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Fund engaged in securities purchases of $15,701,489 and securities sales of $20,303,254, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $106.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2016 were $10,247,143 and 1.11%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

17                         Invesco New York Tax Free Income Fund

The Fund had a capital loss carryforward as of February 29, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$2,489,228	$—	$2,489,228
February 28, 2018	3,515,499	—	3,515,499
February 28, 2019	896,118	—	896,118
Not subject to expiration	2,350,320	2,477,643	4,827,963
	$9,251,165	$2,477,643	$11,728,808

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $37,511,820 and $15,383,685, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,894,620
Aggregate unrealized (depreciation) of investment securities	(699,606)
Net unrealized appreciation of investment securities	$17,195,014

Cost of investments for tax purposes is $186,670,465.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	611,736	$9,922,999	1,450,868	$22,999,634
Class B	788	12,767	1,259	20,088
Class C	307,716	4,986,624	477,739	7,562,362
Class Y	553,464	8,898,342	288,530	4,584,135

Issued as reinvestment of dividends:
Class A	88,937	1,442,245	205,853	3,268,689
Class B	788	12,805	2,170	34,511
Class C	14,879	241,045	27,963	443,444
Class Y	11,864	192,399	12,270	194,775

Automatic conversion of Class B shares to Class A shares:
Class A	18,679	303,506	15,436	245,233
Class B	(18,638)	(303,506)	(15,405)	(245,233)

Reacquired:
Class A	(515,736)	(8,337,965)	(901,222)	(14,279,623)
Class B	(4,045)	(65,590)	(12,043)	(191,685)
Class C	(96,868)	(1,573,490)	(166,135)	(2,635,410)
Class Y	(75,806)	(1,228,709)	(81,420)	(1,292,101)
Net increase in share activity	897,758	$14,503,472	1,305,863	$20,708,819

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18                         Invesco New York Tax Free Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of expenses to average net assets with fee waiver (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/16	$16.00	$0.26	$0.33	$0.59	$(0.27)	$16.32	3.68%		$138,603	1.02	%(d)	1.02	%(d)	0.96	%(d)	3.13	%(d)	8%
Year ended 02/29/16	16.01	0.58	0.00	0.58	(0.59)	16.00	3.73		132,678	1.00		1.00		0.95		3.67		7
Year ended 02/28/15	15.30	0.62	0.70	1.32	(0.61)	16.01	8.74		120,392	1.03		1.03		0.95		3.91		13
Year ended 02/28/14	16.45	0.63	(1.17)	(0.54)	(0.61)	15.30	(3.26)		116,782	0.95		0.95		0.91		4.10		8
Year ended 02/28/13	16.12	0.63	0.36	0.99	(0.66)	16.45	6.22		145,772	0.83		0.91		0.78		3.88		10
Year ended 02/29/12	14.66	0.71	1.46	2.17	(0.71)	16.12	15.16		137,064	0.69		0.94		0.65		4.64		18
Class B
Six months ended 08/31/16	16.04	0.26	0.32	0.58	(0.27)	16.35	3.61	(e)	1,439	1.02	(d)(e)	1.02	(d)(e)	0.96	(d)(e)	3.13	(d)(e)	8
Year ended 02/29/16	16.04	0.58	0.01	0.59	(0.59)	16.04	3.79	(e)	1,749	1.00	(e)	1.00	(e)	0.95	(e)	3.67	(e)	7
Year ended 02/28/15	15.33	0.62	0.70	1.32	(0.61)	16.04	8.73	(e)	2,135	1.03	(e)	1.03	(e)	0.95	(e)	3.91	(e)	13
Year ended 02/28/14	16.49	0.64	(1.19)	(0.55)	(0.61)	15.33	(3.30	)(e)	2,828	0.95	(e)	0.95	(e)	0.91	(e)	4.10	(e)	8
Year ended 02/28/13	16.15	0.63	0.37	1.00	(0.66)	16.49	6.28	(e)	4,301	0.83	(e)	0.91	(e)	0.78	(e)	3.88	(e)	10
Year ended 02/29/12	14.62	0.74	1.47	2.21	(0.68)	16.15	15.49	(e)	5,549	0.48	(e)	0.73	(e)	0.44	(e)	4.85	(e)	18
Class C
Six months ended 08/31/16	15.99	0.19	0.32	0.51	(0.20)	16.30	3.23		30,017	1.77	(d)	1.77	(d)	1.71	(d)	2.38	(d)	8
Year ended 02/29/16	15.99	0.46	0.01	0.47	(0.47)	15.99	3.02		25,833	1.75		1.75		1.70		2.92		7
Year ended 02/28/15	15.28	0.50	0.70	1.20	(0.49)	15.99	7.94		20,414	1.78		1.78		1.70		3.16		13
Year ended 02/28/14	16.44	0.52	(1.19)	(0.67)	(0.49)	15.28	(4.04)		18,496	1.70		1.70		1.66		3.35		8
Year ended 02/28/13	16.10	0.51	0.36	0.87	(0.53)	16.44	5.50		21,556	1.58		1.66		1.53		3.13		10
Year ended 02/29/12	14.64	0.59	1.46	2.05	(0.59)	16.10	14.33		18,533	1.44		1.69		1.40		3.89		18
Class Y
Six months ended 08/31/16	15.99	0.28	0.32	0.60	(0.29)	16.30	3.75		19,323	0.77	(d)	0.77	(d)	0.71	(d)	3.38	(d)	8
Year ended 02/29/16	16.00	0.62	(0.00)	0.62	(0.63)	15.99	3.99		11,125	0.75		0.75		0.70		3.92		7
Year ended 02/28/15	15.28	0.66	0.71	1.37	(0.65)	16.00	9.08		7,621	0.78		0.78		0.70		4.16		13
Year ended 02/28/14	16.44	0.67	(1.18)	(0.51)	(0.65)	15.28	(3.08)		5,053	0.70		0.70		0.66		4.35		8
Year ended 02/28/13	16.10	0.67	0.37	1.04	(0.70)	16.44	6.55		8,657	0.58		0.66		0.53		4.13		10
Year ended 02/29/12	14.64	0.76	1.45	2.21	(0.75)	16.10	15.46		6,792	0.44		0.69		0.40		4.89		18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $61,546,396 and sold of $9,539,859 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco New York Tax-Free Income Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $134,344, $1,596, $28,004 and $17,201 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.25% and 0.04%, for the six months ended August 31, 2016, for the years ended February 29, 2016, February 28, 2015, February 28, 2014, February 28, 2013 and February 29, 2012, respectively.

19                         Invesco New York Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,036.80	$5.24	$1,020.06	$5.19	1.02%
B	1,000.00	1,036.10	5.23	1,020.06	5.19	1.02
C	1,000.00	1,032.30	9.07	1,016.28	9.00	1.77
Y	1,000.00	1,037.50	3.95	1,021.32	3.92	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

20                         Invesco New York Tax Free Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco New York Tax Free Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper New York Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and

21                         Invesco New York Tax Free Income Fund

certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one closed-end fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

22                         Invesco New York Tax Free Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242                        VK-NYTFI-SAR-1        Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2016

Invesco Tax-Exempt Cash Fund
Nasdaq:
A: ACSXX ■ Investor: TEIXX

2	Fund Information

3	Letters to Shareholders

4	Schedule of Investments

10	Financial Statements

12	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Information

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Team managed by Invesco Advisers, Inc.

Effective on or about October 12, 2016, changes were made to the redemption, shareholder eligibility and pricing procedures for certain of Invesco’s Money Market Funds (“Funds”), in compliance with new regulatory requirements that took effect on October 14, 2016. Pursuant to these requirements, some of the Funds will transact at a floating net asset value and/or be subject to liquidity fees and redemption gates under certain circumstances. Please see the Funds’ current prospectuses, which can be found at invesco.com/prospectus, for descriptions of the current redemption, shareholder eligibility and pricing procedures.

2 Invesco Tax-Exempt Cash Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3 Invesco Tax-Exempt Cash Fund

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.35%
Alabama–0.77%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-Bank of America, N.A.)(a)(b)(c)	0.63%	05/01/2041	$400	$400,000

Arizona–1.63%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)(a)	0.62%	04/15/2030	400	400,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)(a)	0.60%	06/15/2031	444	444,000
				844,000

California–13.71%
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC-Sumitomo Mitsui Corp.)(a)(b)(d)	0.59%	12/01/2016	1,400	1,400,000
California (State of); Series 2004 A-9, VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.)(a)(b)	0.56%	05/01/2034	1,300	1,300,000
East Bay Regional Park District (Election of 2008); Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	175	175,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment Bonds (LOC-U.S. Bank, N.A.)(a)(b)	0.50%	04/01/2033	1,600	1,600,000
Los Angeles (City of); Series 2016 B, TRAN	3.00%	06/29/2017	350	356,649
Orange (County of) Water District; Series 2003 A, VRD COP (LOC-Citibank N.A.)(a)(b)	0.60%	08/01/2042	1,400	1,400,000
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB(f)(g)	0.71%	02/01/2017	450	450,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(f)(g)	0.72%	07/01/2017	420	420,000
				7,101,649

Colorado–3.62%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.67%	02/01/2031	10	10,000
Colorado (State of) Educational Loan Program; Series 2016 A, TRAN	2.00%	06/29/2017	700	708,084
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.67%	04/01/2024	581	581,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(a)(b)	0.60%	12/01/2024	126	126,000
University of Colorado Hospital Authority; Series 2015 A, Ref. Floating Rate RB(f)(g)	0.81%	03/29/2017	450	450,000
				1,875,084

Delaware–1.55%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.60%	09/01/2036	150	150,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.60%	05/01/2036	654	654,000
				804,000

District of Columbia–0.44%
District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD Multifamily Housing RB(a)	0.61%	02/01/2046	169	169,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.)(a)(b)(c)	0.81%	01/01/2029	60	60,000
				229,000

Florida–5.95%
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.59%	06/01/2048	1,333	1,333,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.)(a)(b)	0.67%	11/01/2036	1,200	1,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)(a)(b)	0.57%	07/01/2032	$550	$550,000
				3,083,000

Georgia–4.80%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)(a)(b)(c)(e)	0.73%	01/01/2029	400	400,000
Gainesville (City of) & Hall (County of) Development Authority (Fieldale Farms Corp.); Series 2006, Taxable IDR (LOC-Rabobank Nederland)(a)(b)(d)	0.59%	03/01/2021	85	85,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC-Branch Banking & Trust Co.)(a)(b)	0.63%	08/01/2038	800	800,000
Heard (County of) Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	01/01/2038	500	500,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.61%	09/01/2035	600	600,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.67%	09/01/2020	100	100,000
				2,485,000

Illinois–7.96%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)(a)	0.60%	03/01/2030	1,329	1,329,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.)(a)(b)(c)	0.65%	10/01/2017	100	100,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.61%	12/01/2046	1,000	1,000,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.)(a)(b)	0.70%	01/01/2037	650	650,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.59%	05/01/2036	105	105,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis)(a)(b)(e)	0.93%	12/01/2039	500	500,000
Rock Island (County of) Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.)(a)(b)(e)	0.83%	12/01/2018	145	145,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.)(a)(b)(e)	0.65%	04/01/2022	291	291,000
				4,120,000

Indiana–5.23%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.60%	08/01/2028	52	52,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.67%	08/01/2037	300	300,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia)(a)(b)(d)	0.58%	06/01/2040	1,715	1,715,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris, N.A.)(a)(b)(e)	0.65%	03/01/2022	550	550,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	10/01/2019	90	90,000
				2,707,000

Louisiana–3.72%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.)(a)(b)(e)	0.71%	12/01/2027	1,425	1,425,000
East Baton Rouge (Parish of) (ExxonMobil Corp.); Series 1993, Ref. VRD PCR(a)	0.57%	03/01/2022	500	500,000
				1,925,000

Maryland–0.73%
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A)(a)(b)	0.58%	07/01/2041	378	378,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–2.90%
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(a)(b)	0.58%	03/01/2039	$1,500	$1,500,000

Michigan–1.97%
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	0.63%	01/15/2026	670	670,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	03/01/2031	350	350,000
				1,020,000

Minnesota–1.66%
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(a)	0.65%	11/15/2031	502	502,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)(a)	0.59%	10/01/2033	359	359,000
				861,000

Missouri–2.12%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(a)(b)	0.61%	11/01/2037	1,065	1,065,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(a)(b)	0.67%	12/01/2019	35	35,000
				1,100,000

Nevada–0.87%
Carson (City of) (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC-U.S. Bank, N.A.)(a)(b)	0.56%	09/01/2033	451	451,000

New York–6.57%
New York (City of) Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)(a)	0.56%	11/15/2037	550	550,000
New York (City of) Housing Development Corp. (The Crest); Series 2005 A, VRD MFH RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(a)(b)(d)	0.65%	12/01/2036	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 A, VRD RB (LOC-Bank of China)(a)(b)(d)	0.68%	11/01/2049	1,400	1,400,000
Series 2015 A, VRD RB (LOC-Bank of China)(a)(b)(d)	0.68%	11/01/2049	300	300,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A1, VRD RB (LOC-Bank of America, N.A.)(a)(b)	0.63%	11/01/2046	153	153,000
				3,403,000

North Carolina–2.90%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.59%	01/15/2037	600	600,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.53%	12/01/2021	900	900,000
				1,500,000

Ohio–3.07%
Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(a)(b)	0.57%	03/01/2034	551	551,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis)(a)(b)(c)(e)	0.93%	01/01/2034	235	235,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-Northern Trust Co.)(a)(b)	0.55%	12/01/2021	225	225,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	0.60%	08/02/2038	580	580,000
				1,591,000

Pennsylvania–4.44%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.)(a)(b)	0.60%	11/01/2039	343	343,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(a)(b)	0.58%	11/01/2030	$674	$674,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.57%	03/01/2030	107	107,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(a)(b)	0.61%	03/01/2030	560	560,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.60%	10/15/2025	311	311,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(a)(b)	0.59%	09/01/2028	140	140,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)(a)	0.60%	08/15/2031	164	164,000
				2,299,000

South Carolina–1.10%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.)(a)(b)(c)	0.79%	07/01/2017	70	70,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	0.63%	11/01/2025	500	500,000
				570,000

Tennessee–2.90%
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.)(a)(b)(c)	0.67%	06/01/2024	525	525,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA)(a)	0.62%	12/15/2042	500	500,000
Tennessee (State of); Series 2014 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	475	475,000
				1,500,000

Texas–6.86%
Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	300	300,000
Port Author (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VDR RB(a)	0.58%	10/01/2024	500	500,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	04/01/2026	600	600,000
Tarrant (County of) Regional Water District (City of Dallas); Series 2012, Water Control & Improvement RB	5.00%	09/01/2016	250	250,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.55%	08/01/2025	1,900	1,900,000
				3,550,000

Utah–0.63%
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB(a)	0.56%	05/15/2035	100	100,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(a)	0.61%	04/01/2042	225	225,000
				325,000

Virginia–0.96%
Fairfax (County of) Economic Development Authority (Capital Hospice); Series 2009, VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.)(a)(b)	0.63%	01/01/2034	500	500,000

Washington–2.77%
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(e)	0.65%	11/01/2023	400	400,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.67%	11/01/2032	100	100,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)(a)	0.61%	07/01/2044	572	572,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)(a)	0.62%	12/15/2044	361	361,000
				1,433,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–2.90%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(a)(b)	0.63%	01/01/2034	$1,500	$1,500,000

Wisconsin–6.62%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)	0.78%	09/01/2019	2,127	2,127,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.69%	05/01/2030	1,299	1,299,000
				3,426,000
TOTAL INVESTMENTS(h)(i)–101.35% (Cost $52,480,733)				52,480,733
OTHER ASSETS LESS LIABILITIES–(1.35)%				(700,470)
NET ASSETS–100.00%				$51,780,263

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $1,790,000, which represented 3.46% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(e)	Security subject to the alternative minimum tax.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	8.1%
U.S. Bank, N.A.	7.8
Wells Fargo Bank, N.A.	6.1
Bank of America N.A.	5.8
Federal National Mortgage Association	5.6
Branch Banking & Trust Co.	5.3
Federal Home Loan Bank	5.1
Northern Trust Co.	5.0

(i)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of August 31, 2016

1-7	95.4%
8-30	0.0
31-60	0.0
61-90	0.0
91-180	0.9
181+	3.7

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Tax-Exempt Cash Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value and cost	$52,480,733
Receivable for:
Investments sold	520,116
Fund shares sold	256,994
Interest	37,141
Custody expenses reimbursed	14,097
Investment for trustee deferred compensation and retirement plans	42,960
Other assets	32,510
Total assets	53,384,551

Liabilities:
Payable for:
Fund shares reacquired	1,521,661
Dividends	59
Accrued fees to affiliates	8,506
Accrued trustees’ and officers’ fees and benefits	3,557
Accrued other operating expenses	24,111
Trustee deferred compensation and retirement plans	46,394
Total liabilities	1,604,288
Net assets applicable to shares outstanding	$51,780,263

Net assets consist of:
Shares of beneficial interest	$51,777,165
Undistributed net investment income	11,153
Undistributed net realized gain (loss)	(8,055)
$51,780,263

Net Assets:
Class A	$32,371,200
Class Y	$12,235,942
Investor Class	$7,173,121

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	32,365,756
Class Y	12,233,777
Investor Class	7,171,983
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Tax-Exempt Cash Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$118,809
Other income	259
Total Investment Income	119,068

Expenses:
Advisory fees	80,146
Administrative services fees	29,476
Distribution fees — Class A	18,797
Transfer agent fees	37,662
Trustees’ and officers’ fees and benefits	9,588
Registration and filing fees	22,985
Reports to shareholders	7,592
Professional services fees	25,449
Other	6,146
Total expenses	237,841
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(121,507)
Net expenses	116,334
Net investment income	2,734
Net realized gain from investment securities	1,002
Net increase in net assets resulting from operations	$3,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Tax-Exempt Cash Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$2,734	$60,932
Net realized gain	1,002	—
Net increase in net assets resulting from operations	3,736	60,932

Distributions to shareholders from net investment income:
Class A	(1,791)	(40,030)
Class Y	(637)	(12,461)
Investor Class	(306)	(8,441)
Total distributions from net investment income	(2,734)	(60,932)

Share transactions–net:
Class A	(5,864,603)	1,885,742
Class Y	2,172,186	(3,003,573)
Investor Class	(281,616)	(2,763,237)
Net increase (decrease) in net assets resulting from share transactions	(3,974,033)	(3,881,068)
Net increase (decrease) in net assets	(3,973,031)	(3,881,068)

Net assets:
Beginning of period	55,753,294	59,634,362
End of period (includes undistributed net investment income of $11,153 and $11,153, respectively)	$51,780,263	$55,753,294

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Exempt Cash Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund currently consists of three different classes of shares: Class A, Class Y and Investor Class. Class Y and Investor Class shares are available only to certain investors. Under certain circumstances, Class A shares are subject to contingent deferred sales charges (“CDSC”). Class A, Class Y and Investor Class shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains

12                         Invesco Tax-Exempt Cash Fund

(losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective June 1, 2016, under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at the annual rate of 0.20% of the Fund’s average daily net assets. Prior to June 1, 2016, the Fund paid an advisory fee to the Adviser at the annual rate of 0.35% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

13                         Invesco Tax-Exempt Cash Fund

For the six months ended August 31, 2016, the Adviser waived advisory fees and reimbursed fund level expenses of $102,414 and reimbursed Class level expenses of $18,797 of Class A Shares.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (collectively, the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation up to a maximum annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund.

CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $1,705 from Class A for CDSC imposed for redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Fund engaged in securities purchases of $43,867,807 and securities sales of $40,105,118, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $296.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain

14                         Invesco Tax-Exempt Cash Fund

former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$782	$—	$782
February 28, 2018	3,681	—	3,681
February 28, 2019	4,594	—	4,594
	$9,057	$—	$9,057

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	11,389,313	$11,389,313	32,134,858	$32,134,858
Class Y	26,380,577	26,380,577	29,472,140	29,472,140
Investor Class	821,612	821,612	3,523,516	3,523,516

Issued as reinvestment of dividends:
Class A	1,549	1,549	36,274	36,274
Class Y	637	637	12,461	12,461
Investor Class	306	306	8,347	8,347

Reacquired:
Class A	(17,255,465)	(17,255,465)	(30,285,390)	(30,285,390)
Class Y	(24,209,028)	(24,209,028)	(32,488,174)	(32,488,174)
Investor Class	(1,103,534)	(1,103,534)	(6,295,100)	(6,295,100)
Net increase (decrease) in share activity	(3,974,033)	$(3,974,033)	(3,881,068)	$(3,881,068)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Tax-Exempt Cash Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with feewaivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Class A
Six months ended 08/31/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.00%	$32,371	0.40	%(c)	0.85	%(c)	0.01	%(c)
Year ended 02/29/16	1.00	0.00	—	0.00	(0.00)	1.00	0.11	38,235	0.00	(d)	0.91		0.11	(d)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	36,349	0.00	(d)	0.83		0.09	(d)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	81,583	0.04		0.74		0.08
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	29,103	0.08		0.79		0.14
Year ended 02/29/12	1.00	0.00	—	0.00	(0.00)	1.00	0.05	31,831	0.17		0.89		0.05
Class Y
Six months ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.00	12,236	0.40	(c)	0.75	(c)	0.01	(c)
Year ended 02/29/16	1.00	0.00	—	0.00	(0.00)	1.00	0.11	10,063	0.00	(d)	0.81		0.11	(d)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	13,067	0.00	(d)	0.73		0.09	(d)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	10,991	0.04		0.64		0.08
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	18,735	0.08		0.69		0.14
Year ended 02/29/12	1.00	0.00	—	0.00	(0.00)	1.00	0.05	12,459	0.17		0.79		0.05
Investor Class
Six months ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.00	7,173	0.40	(c)	0.75	(c)	0.01	(c)
Year ended 02/29/16	1.00	0.00	—	0.00	(0.00)	1.00	0.11	7,455	0.00	(d)	0.81		0.11	(d)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	10,218	0.00	(d)	0.73		0.09	(d)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	18,969	0.04		0.64		0.08
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	8,636	0.08		0.69		0.14
Year ended 02/29/12	1.00	0.00	—	0.00	(0.00)	1.00	0.05	9,521	0.17		0.79		0.05

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $37,287, $12,932 and $7,308 for Class A, Class Y and Investor Class shares, respectively.
(d)	Ratios include an adjustment for an adviser expense reimbursement of $8,256 and $5,452 in excess of current period expenses for the years ended February 29, 2016 and February 28, 2015, respectively. Ratios excluding this adjustment would have been lower by 0.01% and 0.01% for the years ended February 29, 2016 and February 28, 2015, respectively.

16                         Invesco Tax-Exempt Cash Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	Actual		Hypothetical (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/16)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,000.00	$2.02	$1,023.19	$2.04	0.40%
Y	1,000.00	1,000.00	2.02	1,023.19	2.04	0.40
Investor	1,000.00	1,000.00	2.02	1,023.19	2.04	0.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective June 1, 2016, the advisory fee paid by the Fund decreased from 0.35% to 0.20% of average daily net assets. In addition, effective June 1, 2016, the administrative services fees increased. The annualized expense ratios restated as if these changes had been in effect throughout the entire most recent fiscal half year are 0.34%, 0.34% and 0.34% for Class A, Class Y and Investor Class shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $1.70, $1.70 and $1.70 for Class A, Class Y and Investor Class shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $1.72, $1.72 and $1.72 for Class A, Class Y and Investor Class shares, respectively.

17                         Invesco Tax-Exempt Cash Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Tax-Exempt Cash Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three, and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fee

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its

18                         Invesco Tax-Exempt Cash Fund

affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

19                         Invesco Tax-Exempt Cash Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242                                                  TEC-SAR-1                 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.